UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:

The following 8 series of Wells Fargo Funds Trust have a January 31 fiscal year end: Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

The following 11 series of Wells Fargo Funds Trust have a July 31 fiscal year end: Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: April 30, 2017

ITEM 1. INVESTMENTS

Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Treasury Debt : 93.56%
U.S. Treasury Bill (z)	0.53%	6-1-2017	$240,000,000	$239,890,432
U.S. Treasury Bill (z)	0.62	5-4-2017	92,930,000	92,925,192
U.S. Treasury Bill (z)	0.63	8-3-2017	45,000,000	44,926,563
U.S. Treasury Bill (z)	0.63	8-10-2017	40,000,000	39,929,636
U.S. Treasury Bill (z)	0.63	5-11-2017	534,070,000	533,975,981
U.S. Treasury Bill (z)	0.67	5-18-2017	1,010,000,000	1,009,682,781
U.S. Treasury Bill (z)	0.67	5-25-2017	1,300,000,000	1,299,418,234
U.S. Treasury Bill (z)	0.67	8-24-2017	40,000,000	39,914,261
U.S. Treasury Bill (z)	0.73	8-31-2017	92,280,000	92,051,846
U.S. Treasury Bill (z)	0.74	6-8-2017	100,000,000	99,922,417
U.S. Treasury Bill (z)	0.75	6-22-2017	100,000,000	99,891,306
U.S. Treasury Bill (z)	0.78	6-29-2017	50,000,000	49,936,247
U.S. Treasury Bill (z)	0.79	7-27-2017	240,000,000	239,545,086
U.S. Treasury Bill (z)	0.79	7-6-2017	750,000,000	748,917,416
U.S. Treasury Bill (z)	0.79	6-15-2017	150,000,000	149,851,875
U.S. Treasury Bill (z)	0.82	7-20-2017	250,000,000	249,543,333
U.S. Treasury Bill (z)	0.83	7-13-2017	250,000,000	249,578,426
U.S. Treasury Bill (z)	0.90	9-28-2017	20,000,000	19,925,417
U.S. Treasury Bill (z)	0.91	10-5-2017	20,000,000	19,921,064
U.S. Treasury Bill (z)	0.91	9-14-2017	20,000,000	19,931,471
U.S. Treasury Bill (z)	0.94	10-19-2017	40,210,000	40,030,462
U.S. Treasury Bill (z)	0.96	10-12-2017	20,000,000	19,913,217
U.S. Treasury Note	0.63	5-31-2017	40,000,000	40,001,807
U.S. Treasury Note	0.63	8-31-2017	65,000,000	64,993,823
U.S. Treasury Note	0.63	9-30-2017	40,000,000	39,966,807
U.S. Treasury Note	0.75	10-31-2017	10,000,000	9,993,805
U.S. Treasury Note	0.75	12-31-2017	10,000,000	9,977,651
U.S. Treasury Note	0.88	5-15-2017	20,000,000	20,002,942
U.S. Treasury Note	0.88	6-15-2017	350,000,000	350,054,932
U.S. Treasury Note	0.88	8-15-2017	20,000,000	19,997,294
U.S. Treasury Note	0.88	10-15-2017	20,000,000	20,000,673
U.S. Treasury Note	0.88	11-15-2017	10,000,000	10,000,886
U.S. Treasury Note	0.88	1-15-2018	25,000,000	24,998,169
U.S. Treasury Note ±	0.90	7-31-2017	130,000,000	129,988,462
U.S. Treasury Note ±	0.96	1-31-2019	225,000,000	225,053,794
U.S. Treasury Note ±	0.99	10-31-2017	200,000,000	199,941,621
U.S. Treasury Note ±	0.99	10-31-2018	150,000,000	149,997,370
U.S. Treasury Note ±	1.00	7-31-2018	200,000,000	200,010,674
U.S. Treasury Note	1.00	9-15-2017	5,000,000	5,004,265
U.S. Treasury Note	1.00	12-15-2017	40,000,000	40,043,188
U.S. Treasury Note ±	1.01	4-30-2018	110,000,000	110,002,354
U.S. Treasury Note ±	1.09	1-31-2018	180,000,000	180,032,706
U.S. Treasury Note	1.88	8-31-2017	55,800,000	55,988,039
U.S. Treasury Note	1.88	9-30-2017	60,000,000	60,281,768
U.S. Treasury Note	1.88	10-31-2017	20,000,000	20,104,258
U.S. Treasury Note	2.25	11-30-2017	135,000,000	136,021,145
U.S. Treasury Note	2.63	1-31-2018	20,000,000	20,226,148
U.S. Treasury Note	2.75	5-31-2017	309,200,000	309,717,635
U.S. Treasury Note	4.25	11-15-2017	55,000,000	55,997,637
U.S. Treasury Note	4.50	5-15-2017	370,000,000	370,537,235
U.S. Treasury Note	4.75	8-15-2017	10,000,000	10,116,064
Total Treasury Debt (Cost $8,288,675,815)				8,288,675,815

Total investments in securities (Cost $8,288,675,815)*	93.56%			8,288,675,815
Other assets and liabilities, net	6.44			570,823,303

Total net assets	100.00%			$8,859,499,118

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Treasury Debt	$0	$8,288,675,815	$0	$8,288,675,815

Total assets	$0	$8,288,675,815	$0	$8,288,675,815

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 21.14%
Abbey National Treasury Services	0.85%	5-1-2017	$15,000,000	$15,000,000
ABN AMRO Funding LLC	1.00	5-1-2017	21,000,000	21,000,000
Bank of Montreal	1.00	5-16-2017	15,000,000	15,000,023
Bank of Montreal	1.38	6-7-2017	10,000,000	10,004,173
Bank of Nova Scotia ±	1.54	5-11-2017	10,000,000	10,001,715
Chiba Bank Limited	1.25	5-17-2017	33,000,000	33,004,229
Cooperatieve Centrale ±	1.36	7-10-2017	20,000,000	20,012,435
Credit Suisse (New York) ±	1.69	5-12-2017	11,000,000	11,002,566
Credit Suisse (New York) ±	1.69	7-10-2017	10,000,000	10,012,625
Dexia Credit Local SA ±	1.37	12-7-2017	25,000,000	25,024,450
Mizuho Bank Limited	1.10	5-5-2017	14,000,000	14,000,351
Mizuho Bank Limited ±	1.29	10-10-2017	10,000,000	10,002,003
National Bank Canada	0.83	5-1-2017	10,000,000	10,000,000
National Bank of Abu Dhabi Americas NV	0.86	5-1-2017	46,000,000	46,000,000
National Bank of Kuwait	0.85	5-1-2017	50,000,000	50,000,000
Norinchukin Bank	1.03	5-16-2017	34,000,000	34,001,498
Norinchukin Bank	1.11	6-8-2017	2,000,000	2,000,277
Svenska Handelsbanken NY ±	1.39	8-7-2017	14,000,000	14,011,425
Swedbank ±	1.33	5-22-2017	10,000,000	10,002,240
Toronto Dominion ±	1.21	10-17-2017	12,000,000	12,003,811
Toronto Dominion ±	1.32	3-5-2018	10,000,000	10,006,881
Total Certificates of Deposit (Cost $382,000,823)				382,090,702

Commercial Paper : 52.71%
Asset-Backed Commercial Paper : 26.75%
Albion Capital Corporation (z)	1.05	5-22-2017	8,000,000	7,995,977
Alpine Securitization Limited 144A(z)	1.11	5-31-2017	9,000,000	8,992,523
Alpine Securitization Limited 144A±	1.24	8-14-2017	22,000,000	21,999,383
Anglesea Funding LLC 144A±	1.22	6-30-2017	18,000,000	17,999,874
Anglesea Funding LLC 144A±	1.22	10-4-2017	17,000,000	16,999,288
Antalis SA 144A(z)	1.25	6-15-2017	15,000,000	14,980,650
Antalis SA 144A(z)	1.25	6-21-2017	4,000,000	3,994,073
Antalis SA 144A(z)	1.25	7-7-2017	18,170,000	18,133,140
Barton Capital Corporation 144A±	1.23	12-20-2017	25,000,000	24,998,428
Cancara Asset Security Limited (z)	1.06	6-26-2017	25,000,000	24,958,856
Cedar Spring Capital Company 144A(z)	1.18	5-9-2017	16,000,000	15,996,053
Chesham Finance Limited 144A(z)	0.98	5-1-2017	8,000,000	8,000,000
Chesham Finance Limited 144A(z)	0.98	5-1-2017	10,000,000	10,000,000
Chesham Finance Limited 144A(z)	0.98	5-1-2017	15,000,000	15,000,000
Collateralized Commercial Paper Company LLC 144A±	1.38	8-8-2017	8,000,000	8,008,768
Concord Minutemen Capital Company 144A(z)	0.95	5-2-2017	8,000,000	7,999,802
Concord Minutemen Capital Company 144A(z)	1.20	7-20-2017	16,000,000	15,959,858
Institutional Secured Funding LLC 144A(z)	1.28	6-29-2017	10,700,000	10,681,307
Kells Funding LLC 144A(z)	1.00	5-26-2017	10,000,000	9,993,396
Kells Funding LLC 144A(z)	1.13	7-25-2017	15,000,000	14,960,546
Kells Funding LLC 144A±	1.33	5-2-2017	12,000,000	12,000,142
Legacy Capital Company 144A(z)	1.12	5-10-2017	4,000,000	3,998,888
Lexington Parker Capital Company LLC 144A(z)	1.20	7-20-2017	12,000,000	11,969,893
LMA Americas LLC 144A(z)	1.24	7-3-2017	6,000,000	5,988,681
LMA Americas LLC 144A(z)	1.31	7-5-2017	6,000,000	5,988,257
LMA Americas LLC 144A(z)	1.31	7-7-2017	10,000,000	9,979,714
LMA Americas LLC 144A(z)	1.41	8-3-2017	4,455,000	4,441,436
Manhattan Asset Funding Company LLC 144A(z)	1.02	5-9-2017	20,000,000	19,995,956
Mountcliff Funding LLC 144A(z)	1.15	5-1-2017	12,000,000	12,000,000
Nieuw Amsterdam Receivable 144A(z)	0.98	5-18-2017	20,000,000	19,990,886
Nieuw Amsterdam Receivable 144A(z)	1.03	6-21-2017	5,000,000	4,992,449
Old Line Funding LLC 144A(z)	1.23	7-14-2017	7,000,000	6,984,014
Regency Markets No.1 LLC 144A(z)	0.99	5-15-2017	34,000,000	33,987,703
Ridgefield Funding Company 144A(z)	1.20	7-19-2017	11,701,000	11,672,088
Versailles Commercial Paper LLC 144A±	1.23	6-1-2017	24,000,000	23,999,999
Victory Receivables 144A(z)	1.02	5-5-2017	18,000,000	17,997,800
				483,639,828

Financial Company Commercial Paper : 25.02%
Banco de Credito e Inversiones 144A(z)	1.23	5-3-2017	5,000,000	4,999,670

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Banco de Credito e Inversiones 144A(z)	1.23%	5-25-2017	$25,000,000	$24,979,733
Bank of Nova Scotia 144A±	1.30	4-11-2018	11,000,000	11,001,231
Bank of Nova Scotia 144A±	1.42	8-4-2017	10,000,000	10,008,944
BPCE 144A(z)	1.15	5-31-2017	11,000,000	10,991,393
BPCE 144A(z)	1.16	5-1-2017	16,000,000	16,000,000
Commonwealth Bank of Australia 144A±	1.29	4-13-2018	10,000,000	10,003,719
Commonwealth Bank of Australia 144A±	1.31	3-16-2018	6,000,000	6,005,281
Commonwealth Bank of Australia 144A±	1.32	3-1-2018	8,000,000	8,010,481
Commonwealth Bank of Australia 144A±	1.38	8-4-2017	10,000,000	10,007,889
DBS Bank Limited 144A(z)	1.00	5-12-2017	7,350,000	7,348,093
DBS Bank Limited 144A(z)	1.04	5-17-2017	12,000,000	11,995,440
Erste Bank der Oesterreichischen Sparkassen AG 144A±	1.21	10-27-2017	13,000,000	13,001,519
Federation Des Caisses 144A(z)	1.15	6-5-2017	15,000,000	14,987,123
HSBC Bank plc 144A±	1.41	6-7-2017	12,000,000	12,005,377
ING Funding LLC ±	1.43	5-30-2017	15,000,000	15,005,735
JP Morgan Securities LLC (z)	1.00	5-12-2017	12,000,000	11,996,887
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	1.44	10-17-2017	8,000,000	7,949,075
National Australia Bank Limited 144A±	1.33	3-6-2018	17,000,000	17,011,871
Nationwide Building Society 144A(z)	1.11	5-24-2017	8,000,000	7,994,557
Nederlandse Waterschapsbank NV 144A(z)	0.96	5-5-2017	15,000,000	14,998,650
Nederlandse Waterschapsbank NV 144A(z)	0.98	5-11-2017	11,000,000	10,997,504
Nederlandse Waterschapsbank NV (z)	1.00	6-27-2017	22,000,000	21,968,998
NRW Bank 144A(z)	1.12	7-21-2017	8,000,000	7,980,668
Oversea-Chinese Banking Corporation 144A(z)	1.00	5-3-2017	12,000,000	11,999,421
Oversea-Chinese Banking Corporation 144A(z)	1.00	5-19-2017	10,000,000	9,995,560
Oversea-Chinese Banking Corporation 144A±	1.39	7-19-2017	20,000,000	20,014,539
Sumitomo Trust & Bankng Corporation 144A(z)	1.15	8-1-2017	15,000,000	14,956,377
Suncorp Group Limited 144A(z)	1.02	5-10-2017	10,000,000	9,997,260
Suncorp Group Limited 144A(z)	1.17	6-27-2017	5,000,000	4,990,738
Swedbank (z)	0.91	5-2-2017	37,000,000	36,999,064
United Overseas Bank Limited 144A(z)	1.05	6-22-2017	20,000,000	19,973,653
Westpac Banking Corporation 144A±	1.29	4-13-2018	13,000,000	13,006,949
Westpac Banking Corporation 144A±	1.30	3-2-2018	13,000,000	13,009,850
Westpac Banking Corporation 144A±	1.31	3-15-2018	10,000,000	10,007,457
				452,200,706

Other Commercial Paper : 0.94%
China International Marine Containers (z)	1.27	5-5-2017	7,000,000	6,999,347
China Power International Development (z)	1.27	5-1-2017	10,000,000	10,000,000
				16,999,347

Total Commercial Paper (Cost $952,679,484)				952,839,881

Municipal Obligations : 19.58%

Arizona : 0.55%

Other Municipal Debt : 0.55%
Arizona Agricultural Improvement & Power District Salt River Project Series D1 (Utilities Revenue) (z)	1.00	5-17-2017	10,000,000	9,995,332

California : 1.71%

Variable Rate Demand Notes ø: 1.71%
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144A	1.10	8-1-2037	6,850,000	6,850,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	1.00	4-5-2019	24,000,000	24,000,000
				30,850,000

2

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 3.61%
Variable Rate Demand Notes ø: 3.61%
Avon CO Traer Creek Metropolitan District Refunding (GO Revenue, BNP Paribas LOC)	0.98%	10-1-2030	$6,000,000	$6,000,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	1.10	10-1-2033	9,000,000	9,000,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.05	5-1-2052	40,290,000	40,290,000
Colorado Southern Ute Indian Tribe Reservation (Miscellaneous Revenue)	1.05	1-1-2027	10,000,000	10,000,000
				65,290,000

Georgia : 0.77%
Variable Rate Demand Note ø: 0.77%
Greene County GA Development Authority Reynolds Lodges Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.95	4-1-2027	13,900,000	13,900,000

Idaho : 0.80%
Variable Rate Demand Notes ø: 0.80%
Idaho HFA Series A3 Class II (Housing Revenue, Barclays Bank plc SPA)	1.00	7-1-2034	7,860,000	7,860,000
Idaho HFA Series A4 Class II (Housing Revenue, Barclays Bank plc LIQ)	1.00	1-1-2036	6,540,000	6,540,000
				14,400,000

Illinois : 0.83%
Variable Rate Demand Note ø: 0.83%
RBC Municipal Products Incorporated Trust Series E-78 (Transportation Revenue, Royal Bank of Canada LOC) 144A	1.00	2-3-2020	15,000,000	15,000,000

Indiana : 0.39%
Other Municipal Debt : 0.39%
St. Joseph County IN (Miscellaneous Revenue) (z)	1.10	6-1-2017	7,000,000	6,992,943

Kentucky : 0.28%
Variable Rate Demand Note ø: 0.28%
Kentucky Housing Corporation Taxable Bonds Series J (Housing Revenue, Kentucky Housing Corporation SPA)	1.01	7-1-2037	5,000,000	5,000,000

Maine : 1.27%
Variable Rate Demand Notes ø: 1.27%
Maine Housing Authority Mortgage Series D (Housing Revenue, Royal Bank of Canada SPA)	0.97	11-15-2039	10,000,000	10,000,000
Maine Housing Authority Mortgage Series F (Housing Revenue, Citibank NA LIQ)	0.97	11-15-2032	13,000,000	13,000,000
				23,000,000

Nebraska : 0.57%
Variable Rate Demand Note ø: 0.57%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144A	1.03	3-1-2033	10,400,000	10,400,000

New York : 4.29%
Variable Rate Demand Notes ø: 4.29%
New York Dormitory Authority Personal Income Taxable Revenue Floaters Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	0.99	3-15-2040	3,000,000	3,000,000

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York HFA 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC)	1.15%	5-1-2050	$6,000,000	$6,000,000
New York HFA 605 West 42nd Street Series B (Housing Revenue, Bank of China LOC)	1.15	5-1-2048	46,630,000	46,630,000
New York HFA Manhattan West Residential Project Series B-1 (Housing Revenue, Bank of China LOC)	1.18	11-1-2049	5,000,000	5,000,000
New York HFA Manhattan West Residential Project Series B-2 (Housing Revenue, Bank of China LOC)	1.20	11-1-2049	3,000,000	3,000,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.99	6-15-2044	7,000,000	7,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.44	7-1-2017	7,000,000	7,000,000
				77,630,000

North Dakota : 1.00%
Variable Rate Demand Note ø: 1.00%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.96	1-1-2047	18,130,000	18,130,000

Oklahoma : 0.75%
Variable Rate Demand Note ø: 0.75%
RBC Municipal Products Incorporated Trust Series E-77 (Transportation Revenue, Royal Bank of Canada LOC) 144A	1.00	7-13-2017	13,495,000	13,495,000

Pennsylvania : 0.88%
Variable Rate Demand Note ø: 0.88%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.44	7-1-2017	16,000,000	16,000,000

Rhode Island : 1.22%
Variable Rate Demand Note ø: 1.22%
Providence RI St. Joseph Health Obligation (Health Care Providers & Services) ±	0.97	10-1-2047	22,000,000	22,000,000

Tennessee : 0.28%
Variable Rate Demand Note ø: 0.28%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	1.15	12-1-2024	5,000,000	5,000,000

Wisconsin : 0.38%
Variable Rate Demand Note ø: 0.38%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.93	5-1-2030	6,870,000	6,870,000

Total Municipal Obligations (Cost $353,953,925)				353,953,275

Other Notes : 3.21%
Corporate Bonds and Notes : 3.21%
Jets Stadium Development Bonds 144A±§	1.05	4-1-2047	18,100,000	18,100,000
Providence Health & Services ±§	0.98	10-1-2042	28,000,000	28,000,000
ROC III California Chino Hills L ±	0.97	1-1-2057	2,000,000	2,000,000
Smithsonian Institution ±§	0.97	9-1-2018	5,000,000	5,000,000
Steadfast Crestvilla LLC Series A ±§	0.98	2-1-2056	3,000,000	3,000,000

4

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes (continued)
Steadfast Crestvilla LLC Series B ±§	0.98%	2-1-2056	$2,000,000	$2,000,000
Total Other Notes (Cost $56,100,000)				58,100,000

Repurchase Agreements : 3.32%
GX Clarke & Company, dated 4-30-2017, maturity value $60,001,583 ^^	0.95	5-1-2017	60,000,000	60,000,000

Total Repurchase Agreements (Cost $60,000,000)				60,000,000

Total investments in securities (Cost $1,806,734,232)*	99.96%			1,806,983,858
Other assets and liabilities, net	0.04			715,182

Total net assets	100.00%			$1,807,699,040

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by U.S. government securities, 2.50% to 9.00%, 7-1-2017 to 3-1-2046, fair value including accrued interest is $61,801,618.
*	Cost for federal income tax purposes is $1,806,734,232 and unrealized gains (losses) consists of:

Gross unrealized gains	$253,910
Gross unrealized losses	(4,284)

Net unrealized gains	$249,626

Abbreviations:

EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
plc	Public limited company
SPA	Standby purchase agreement

5

Wells Fargo Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments –April 30, 2017 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Certificates of deposit	$0	$382,090,702	$0	$382,090,702
Commercial paper	0	952,839,881	0	952,839,881
Municipal obligations	0	353,953,275	0	353,953,275
Other notes	0	58,100,000	0	58,100,000
Repurchase agreements	0	60,000,000	0	60,000,000

Total assets	$0	$1,806,983,858	$0	$1,806,983,858

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 43.72%
FFCB (z)	0.52%	5-9-2017	$100,000,000	$99,988,444
FFCB (z)	0.55	5-18-2017	250,000,000	249,935,069
FFCB (z)	0.55	5-17-2017	5,000,000	4,998,778
FFCB (z)	0.56	5-10-2017	40,000,000	39,994,376
FFCB (z)	0.59	5-31-2017	90,000,000	89,955,750
FFCB (z)	0.59	6-5-2017	45,000,000	44,974,188
FFCB (z)	0.59	6-7-2017	50,000,000	49,969,681
FFCB (z)	0.60	6-12-2017	25,000,000	24,982,500
FFCB (z)	0.60	6-9-2017	40,000,000	39,974,000
FFCB (z)	0.62	7-5-2017	55,000,000	54,938,431
FFCB	0.65	5-8-2017	8,000,000	8,000,064
FFCB (z)	0.65	5-4-2017	150,000,000	149,991,917
FFCB (z)	0.67	8-21-2017	49,000,000	48,897,862
FFCB	0.68	7-3-2017	15,500,000	15,501,743
FFCB (z)	0.69	8-16-2017	50,000,000	49,897,458
FFCB	0.72	7-21-2017	15,000,000	15,003,016
FFCB (z)	0.74	6-13-2017	150,000,000	149,867,417
FFCB (z)	0.82	9-11-2017	50,000,000	49,850,375
FFCB ±	0.82	1-11-2018	150,000,000	150,000,000
FFCB (z)	0.86	10-30-2017	50,000,000	49,785,139
FFCB ±	0.89	11-14-2018	27,550,000	27,551,375
FFCB (z)	0.91	10-12-2017	50,000,000	49,795,000
FFCB ±	0.96	10-30-2017	25,000,000	24,999,622
FFCB ±	0.97	9-11-2017	175,000,000	174,998,708
FFCB (z)	0.97	12-12-2017	88,000,000	87,472,000
FFCB ±	0.97	6-1-2018	25,000,000	24,998,869
FFCB ±	0.97	4-16-2018	68,000,000	67,998,899
FFCB ±	0.98	5-25-2017	5,000,000	5,000,409
FFCB ±	0.98	8-25-2017	200,000,000	199,993,638
FFCB ±	0.98	9-25-2017	80,000,000	79,994,562
FFCB ±	0.99	7-10-2018	200,000,000	199,975,634
FFCB ±	1.00	5-25-2018	50,000,000	49,997,963
FFCB ±	1.00	10-3-2018	75,000,000	75,005,764
FFCB ±	1.00	11-27-2017	5,120,000	5,119,414
FFCB (z)	1.01	12-5-2017	27,000,000	26,836,500
FFCB ±	1.01	8-22-2018	250,000,000	249,986,242
FFCB ±	1.02	7-26-2017	35,000,000	34,999,157
FFCB ±	1.02	3-22-2018	21,115,000	21,127,545
FFCB ±	1.02	5-8-2017	14,500,000	14,500,486
FFCB ±	1.02	7-25-2017	84,000,000	84,006,506
FFCB ±	1.02	2-26-2018	137,735,000	137,606,868
FFCB ±	1.02	5-15-2017	50,000,000	50,000,541
FFCB ±	1.02	7-14-2017	100,000,000	100,002,176
FFCB ±	1.02	12-8-2017	35,000,000	34,992,533
FFCB (z)	1.03	11-9-2017	25,000,000	24,864,000
FFCB ±	1.03	1-3-2019	50,000,000	50,000,000
FFCB ±	1.03	9-15-2017	150,000,000	149,995,009
FFCB ±	1.03	4-9-2018	9,505,000	9,504,610
FFCB ±	1.04	6-19-2017	200,000,000	199,998,545
FFCB ±	1.04	4-16-2018	7,830,000	7,835,192
FFCB ±	1.04	11-15-2018	250,000,000	249,992,239
FFCB ±	1.06	1-8-2019	125,000,000	125,000,000
FFCB ±	1.06	11-29-2018	100,000,000	99,992,041
FFCB (z)	1.07	12-6-2017	15,000,000	14,903,275
FFCB ±	1.07	2-16-2018	150,000,000	149,997,589
FFCB ±	1.08	10-10-2017	100,000,000	99,980,878
FFCB ±	1.08	10-3-2018	249,000,000	248,979,807
FFCB ±	1.08	10-11-2018	375,000,000	374,971,683
FFCB ±	1.08	9-19-2018	300,000,000	299,987,440
FFCB ±	1.08	10-19-2018	150,000,000	150,000,000
FFCB ±	1.09	1-29-2018	150,000,000	149,983,975
FFCB (z)	1.09	12-27-2017	25,000,000	24,820,000
FFCB ±	1.09	9-6-2018	175,000,000	175,000,000
FFCB (z)	1.10	2-20-2018	20,000,000	19,821,361
FFCB ±	1.10	5-4-2018	250,000,000	249,992,514
FFCB (z)	1.11	1-12-2018	25,000,000	24,804,444
FFCB ±	1.11	12-4-2017	100,000,000	100,000,000
FFCB ±	1.11	6-20-2018	150,000,000	150,000,000

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FFCB ±	1.11%	4-23-2018	$100,000,000	$100,020,208
FFCB ±	1.12	8-1-2018	69,000,000	69,004,409
FFCB ±	1.12	7-19-2018	165,000,000	165,340,584
FFCB	1.13	9-22-2017	10,000,000	10,009,933
FFCB ±	1.13	4-9-2018	25,000,000	25,006,266
FFCB (z)	1.13	1-25-2018	15,000,000	14,874,467
FFCB ±	1.14	7-21-2017	40,000,000	39,999,986
FFCB ±	1.15	3-26-2018	20,220,000	20,242,404
FFCB ±	1.18	8-8-2018	40,000,000	40,025,738
FHLB	0.55	5-5-2017	54,725,000	54,723,398
FHLB (z)	0.55	5-10-2017	150,000,000	149,979,275
FHLB (z)	0.56	5-26-2017	100,000,000	99,961,458
FHLB (z)	0.58	5-12-2017	256,000,000	255,954,384
FHLB (z)	0.59	5-17-2017	250,000,000	249,934,423
FHLB	0.60	5-19-2017	100,000,000	99,998,721
FHLB	0.63	5-30-2017	56,000,000	56,000,046
FHLB ±	0.63	8-3-2017	470,000,000	469,944,810
FHLB (z)	0.64	5-19-2017	100,000,000	99,968,250
FHLB (z)	0.64	7-21-2017	100,000,000	99,856,226
FHLB (z)	0.64	8-1-2017	100,000,000	99,836,444
FHLB (z)	0.64	8-9-2017	65,000,000	64,884,444
FHLB (z)	0.65	8-4-2017	250,000,000	249,575,798
FHLB (z)	0.65	8-11-2017	100,000,000	99,817,533
FHLB (z)	0.65	8-2-2017	176,000,000	175,705,376
FHLB (z)	0.65	5-23-2017	50,000,000	49,980,139
FHLB ±	0.65	11-24-2017	250,000,000	250,000,000
FHLB ±	0.65	2-9-2018	100,000,000	100,003,852
FHLB ±	0.66	2-9-2018	200,000,000	200,000,000
FHLB ±	0.66	2-15-2018	150,000,000	149,996,650
FHLB (z)	0.67	8-16-2017	150,000,000	149,701,292
FHLB ±	0.68	5-11-2018	150,000,000	150,000,000
FHLB ±	0.69	5-14-2018	141,900,000	141,801,378
FHLB ±	0.69	5-15-2018	100,000,000	99,997,565
FHLB ±	0.69	5-15-2018	150,000,000	150,000,000
FHLB (z)	0.69	5-31-2017	400,000,000	399,769,083
FHLB (z)	0.70	8-23-2017	50,000,000	49,889,958
FHLB (z)	0.71	7-28-2017	179,500,000	179,191,344
FHLB (z)	0.72	7-26-2017	450,000,000	449,228,508
FHLB (z)	0.73	8-25-2017	107,100,000	106,850,580
FHLB (z)	0.73	6-6-2017	100,000,000	99,927,000
FHLB (z)	0.73	6-7-2017	300,000,000	299,774,505
FHLB (z)	0.74	5-5-2017	230,000,000	229,981,126
FHLB (z)	0.75	6-2-2017	573,640,000	573,259,848
FHLB (z)	0.75	8-30-2017	75,000,000	74,811,777
FHLB	0.75	9-8-2017	82,860,000	82,837,419
FHLB	0.75	11-16-2017	72,050,000	71,998,939
FHLB (z)	0.75	10-18-2017	300,000,000	298,937,500
FHLB (z)	0.76	6-21-2017	250,000,000	249,731,400
FHLB (z)	0.77	6-15-2017	250,000,000	249,760,625
FHLB (z)	0.77	5-3-2017	100,000,000	99,995,722
FHLB (z)	0.77	6-9-2017	200,000,000	199,833,167
FHLB ±	0.77	3-7-2018	100,000,000	100,000,000
FHLB (z)	0.78	6-13-2017	50,000,000	49,953,715
FHLB (z)	0.78	6-14-2017	350,000,000	349,667,861
FHLB (z)	0.78	6-19-2017	100,000,000	99,893,833
FHLB (z)	0.78	6-8-2017	150,000,000	149,875,972
FHLB ±	0.79	8-18-2017	100,000,000	100,000,000
FHLB (z)	0.79	6-5-2017	65,000,000	64,950,076
FHLB (z)	0.80	7-5-2017	100,000,000	99,856,458
FHLB ±	0.80	10-10-2017	400,000,000	400,000,000
FHLB (z)	0.80	6-23-2017	43,690,000	43,638,543
FHLB (z)	0.82	7-7-2017	92,000,000	91,860,454
FHLB ±	0.82	1-10-2018	200,000,000	200,000,000
FHLB ±	0.84	12-22-2017	250,000,000	250,000,000
FHLB ±	0.85	11-2-2018	91,400,000	91,350,516
FHLB ±	0.85	4-6-2018	100,000,000	100,000,000
FHLB (z)	0.85	7-14-2017	17,000,000	16,970,367
FHLB ±	0.85	4-13-2018	200,000,000	199,976,679
FHLB ±	0.86	7-14-2017	500,000,000	500,000,000

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB ±	0.86%	9-6-2017	$100,000,000	$100,000,000
FHLB ±	0.86	10-25-2017	100,000,000	99,989,205
FHLB (z)	0.87	9-20-2017	143,750,000	143,260,766
FHLB ±	0.87	4-12-2018	150,000,000	150,000,000
FHLB	0.88	3-19-2018	100,000,000	99,885,629
FHLB ±	0.88	1-19-2018	200,000,000	200,000,000
FHLB ±	0.89	2-26-2018	50,000,000	50,000,000
FHLB ±	0.90	6-1-2018	70,000,000	70,000,000
FHLB ±	0.90	6-1-2018	335,000,000	334,998,132
FHLB ±	0.90	2-8-2018	25,000,000	25,032,807
FHLB ±	0.91	3-8-2018	85,000,000	85,066,090
FHLB ±	0.92	11-22-2017	64,500,000	64,498,235
FHLB ±	0.92	2-5-2018	30,000,000	30,000,000
FHLB (z)	0.92	9-5-2017	18,000,000	17,941,580
FHLB (z)	0.93	10-6-2017	50,000,000	49,795,917
FHLB ±	0.94	7-12-2018	200,000,000	200,061,735
FHLB ±	0.94	11-6-2017	14,400,000	14,399,669
FHLB ±	0.94	11-10-2017	100,000,000	100,000,000
FHLB	0.95	8-15-2017	10,000,000	10,007,147
FHLB ±	0.96	6-12-2018	250,000,000	249,985,950
FHLB ±	0.96	1-18-2019	300,000,000	300,021,764
FHLB (z)	0.96	10-13-2017	74,950,000	74,621,938
FHLB ±	0.96	10-26-2018	200,000,000	200,000,000
FHLB ±	0.96	8-17-2017	150,000,000	150,000,000
FHLB ±	0.96	3-8-2018	100,000,000	99,998,879
FHLB ±	0.98	6-25-2018	70,000,000	69,968,146
FHLB (z)	0.98	10-25-2017	95,000,000	94,542,725
FHLB (z)	0.99	10-30-2017	100,000,000	99,504,556
FHLB (z)	0.99	11-6-2017	20,000,000	19,897,100
FHLB ±	1.00	8-9-2017	62,270,000	62,321,331
FHLB ±	1.00	8-22-2017	100,000,000	100,000,000
FHLB	1.00	12-19-2017	150,000,000	150,126,206
FHLB ±	1.00	5-1-2017	100,000,000	100,000,000
FHLB ±	1.00	8-1-2017	50,000,000	50,038,757
FHLB ±	1.01	8-25-2017	21,000,000	20,995,094
FHLB (z)	1.01	12-4-2017	100,000,000	99,397,222
FHLB ±	1.02	8-28-2017	21,000,000	21,019,856
FHLB ±	1.03	8-21-2017	66,200,000	66,260,311
FHLB ±	1.03	10-5-2018	50,000,000	49,998,784
FHLB ±	1.04	9-1-2017	25,000,000	25,024,882
FHLB ±	1.04	12-7-2017	100,000,000	100,000,000
FHLB (z)	1.04	1-25-2018	75,000,000	74,422,771
FHLB ±	1.04	6-28-2017	15,000,000	15,000,504
FHLB ±	1.09	10-25-2017	80,000,000	80,000,000
FHLB ±	1.09	10-27-2017	50,000,000	49,998,256
FHLB ±	1.10	9-11-2017	25,000,000	24,999,542
FHLB ±	1.11	9-11-2017	70,500,000	70,497,174
FHLB	1.13	6-9-2017	4,000,000	4,002,081
FHLB	1.13	12-8-2017	28,580,000	28,610,723
FHLB	5.00	11-17-2017	72,935,000	74,555,245
FHLMC (z)	0.50	5-16-2017	300,000,000	299,937,500
FHLMC	0.75	7-14-2017	428,070,000	428,156,927
FHLMC	0.75	1-12-2018	309,572,000	309,141,907
FHLMC (z)	0.80	8-2-2017	150,000,000	149,690,000
FHLMC (z)	0.83	8-4-2017	100,000,000	99,780,972
FHLMC (z)	0.85	8-24-2017	50,000,000	49,864,236
FHLMC (z)	0.89	9-15-2017	50,000,000	49,830,843
FHLMC	0.90	9-15-2017	35,000,000	35,024,720
FHLMC	1.00	6-29-2017	33,300,000	33,322,122
FHLMC	1.00	7-25-2017	5,175,000	5,178,607
FHLMC	1.00	7-28-2017	34,456,000	34,482,900
FHLMC	1.00	9-27-2017	50,237,000	50,254,928
FHLMC	1.00	9-29-2017	12,520,000	12,523,057
FHLMC	1.00	12-15-2017	150,000,000	150,119,644
FHLMC ±	1.07	12-21-2017	50,000,000	50,000,000
FHLMC ±	1.08	10-15-2045	18,980,847	18,980,847
FHLMC ±	1.12	7-21-2017	150,000,000	149,996,573
FHLMC ±	1.13	1-8-2018	150,000,000	150,000,000

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLMC	1.25%	5-12-2017	$67,520,000	$67,533,551
FHLMC	5.13	11-17-2017	20,051,000	20,510,275
FHLMC Series M021 Class A FHLMC LIQ	0.93	6-15-2036	63,205,000	63,205,000
FNMA (z)	0.66	6-1-2017	25,000,000	24,985,832
FNMA (z)	0.77	6-21-2017	50,000,000	49,945,458
FNMA	0.88	8-28-2017	70,121,000	70,140,681
FNMA	0.88	10-26-2017	115,628,000	115,571,175
FNMA	0.88	12-20-2017	300,000,000	299,903,882
FNMA ±	0.99	10-5-2017	130,000,000	129,991,462
FNMA ±	1.00	9-8-2017	100,000,000	99,996,402
FNMA	1.00	9-20-2017	10,700,000	10,705,288
FNMA	1.00	9-27-2017	103,510,000	103,558,963
FNMA ±	1.01	7-20-2017	50,000,000	49,999,437
FNMA	1.05	9-5-2017	13,610,000	13,621,225
FNMA ±	1.10	3-21-2018	150,000,000	150,005,461
FNMA ±	1.13	1-11-2018	175,000,000	175,000,000
FNMA	5.00	5-11-2017	234,501,000	234,785,086
FNMA	5.38	6-12-2017	213,460,000	214,630,019
National Credit Union Administration Guaranteed Notes Program Series A3	2.35	6-12-2017	60,341,000	60,456,269
Overseas Private Investment Corporation ±	0.91	8-15-2019	20,000,000	20,000,001
Overseas Private Investment Corporation ±	0.91	11-20-2019	6,875,000	6,875,000
Overseas Private Investment Corporation ±	0.91	9-20-2022	11,000,000	11,000,000
Overseas Private Investment Corporation ±	0.91	11-15-2022	21,700,000	21,700,000
Overseas Private Investment Corporation ±	0.91	11-15-2023	10,000,000	10,000,000
Overseas Private Investment Corporation ±	0.91	7-9-2026	86,889,875	86,889,875
Overseas Private Investment Corporation ±	0.91	6-28-2028	37,440,000	37,440,000
Overseas Private Investment Corporation ±	0.91	1-15-2030	19,245,283	19,245,283
Overseas Private Investment Corporation ±	0.91	9-2-2031	8,830,000	8,830,000
Overseas Private Investment Corporation ±	0.91	9-2-2031	11,755,000	11,755,000
Overseas Private Investment Corporation ±	0.91	9-30-2031	11,987,530	11,987,530
Overseas Private Investment Corporation ±	0.91	5-15-2033	5,747,781	5,747,781
Overseas Private Investment Corporation ±	0.91	10-15-2033	14,965,000	14,965,000
Overseas Private Investment Corporation ±	0.91	10-15-2039	15,000,000	15,000,000
Overseas Private Investment Corporation ±	0.91	7-7-2040	8,600,000	8,600,000
Overseas Private Investment Corporation ±	0.91	7-7-2040	20,000,000	20,000,000
Overseas Private Investment Corporation ±	0.93	4-30-2026	7,000,000	7,000,000
Overseas Private Investment Corporation ±	0.93	4-30-2026	16,500,000	16,500,000
Overseas Private Investment Corporation ±	0.93	1-20-2035	12,000,000	12,000,000
Overseas Private Investment Corporation ±	0.94	10-15-2032	25,594,872	25,594,872
Overseas Private Investment Corporation ±	0.94	6-15-2034	20,511,966	20,511,966
Overseas Private Investment Corporation ±	0.96	12-15-2019	30,492,000	30,492,000
Overseas Private Investment Corporation Series 1 ±	0.91	9-30-2031	4,719,500	4,719,500
Overseas Private Investment Corporation Series 1 ±	0.93	8-15-2026	17,232,266	17,232,266
Overseas Private Investment Corporation Series 2 ±	0.91	10-10-2025	7,960,770	7,960,770
Overseas Private Investment Corporation Series 2 ±	0.91	9-30-2031	11,043,630	11,043,630
Overseas Private Investment Corporation Series 3 ±	0.91	10-10-2025	10,349,001	10,349,001
Overseas Private Investment Corporation Series 3 ±	0.91	7-15-2026	6,351,840	6,351,840
Overseas Private Investment Corporation Series 4 ±	0.91	9-30-2031	6,418,520	6,418,520
Overseas Private Investment Corporation Series 4 ±	0.94	11-15-2033	27,213,675	27,213,675
Overseas Private Investment Corporation Series 5 ±	0.91	9-30-2031	6,607,300	6,607,300
Overseas Private Investment Corporation Series 6 ±	0.91	9-30-2031	6,607,300	6,607,300
Overseas Private Investment Corporation Series 7 ±	0.91	9-30-2031	3,775,600	3,775,600
Overseas Private Investment Corporation Series 8 ±	0.91	9-30-2031	14,158,500	14,158,500
Overseas Private Investment Corporation Series 9 ±	0.91	9-30-2031	4,436,330	4,436,330
Overseas Private Investment Corporation Series 9 ±	0.94	5-15-2030	29,376,000	29,376,000
Total Government Agency Debt (Cost $26,319,772,151)				26,319,772,151

Municipal Obligations : 7.10%
Alabama : 0.01%
Variable Rate Demand Note ø: 0.01%
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.93	8-1-2031	6,000,000	6,000,000

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Arizona : 0.06%
Variable Rate Demand Notes ø: 0.06%
Maricopa County AZ IDA MFHR Las Gardenias Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86%	4-15-2033	$14,075,000	$14,075,000
Maricopa County AZ IDA Villas Solanas Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	11-15-2032	8,400,000	8,400,000
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.95	10-1-2029	11,900,000	11,900,000
Pima County AZ Industrial Authority (Housing Revenue, FHLB LOC, GNMA Insured)	0.91	12-1-2025	1,760,000	1,760,000
				36,135,000

California : 1.41%
Variable Rate Demand Notes ø: 1.41%
Anaheim CA Housing Authority Park Vista Apartments (Housing Revenue, FHLMC LIQ)	0.86	7-1-2033	23,580,000	23,580,000
Anaheim CA Housing Authority Sage Park Apartments Projects Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	11-15-2028	5,500,000	5,500,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Crossing Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-15-2037	64,450,000	64,450,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Gaia Building Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.97	9-15-2032	260,000	260,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Lakeside Village Apartments Series A (Housing Revenue, FHLMC LIQ)	0.83	10-1-2046	59,160,000	59,160,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.91	7-15-2035	6,100,000	6,100,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	7-1-2027	6,270,000	6,270,000
California CDA MFHR Bay Vista Meadow Park Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-15-2037	29,320,000	29,320,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.98	8-1-2045	7,000,000	7,000,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.95	11-1-2040	6,620,000	6,620,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.86	8-1-2031	14,340,000	14,340,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.86	5-1-2027	6,165,000	6,165,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.90	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority Copper Square Apartments Series A2 (Housing Revenue, East West Bank LOC)	0.86	2-1-2046	4,000,000	4,000,000
California Municipal Finance Authority Copper Square Apartments Series A2 (Housing Revenue, East West Bank LOC)	0.90	2-1-2046	3,000,000	3,000,000
California Statewide CDA Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.93	6-1-2028	8,700,000	8,700,000
California Statewide CDA Creekside at Meadow Park Apartments Series HH (Housing Revenue, FNMA Insured, FNMA LIQ)	0.86	4-15-2036	7,995,000	7,995,000
California Statewide CDA Dublin Ranch Senior Apartments Series G (Housing Revenue, FNMA LIQ)	0.86	12-15-2037	5,010,000	5,010,000
California Statewide CDA Fairway Family Apartments Series H (Miscellaneous Revenue, FNMA LOC, FNMA LIQ)	0.86	12-15-2037	7,000,000	7,000,000
California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-15-2034	1,925,000	1,925,000
California Statewide CDA Heritage Oaks Apartments Series YY (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	2-15-2035	6,900,000	6,900,000
California Statewide CDA Martin Luther Tower Series D (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	7-15-2035	6,850,000	6,850,000
California Statewide CDA MFHR Breezewood Apartments Series F-1 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	4-15-2036	6,835,000	6,835,000

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California Statewide CDA MFHR Canyon Creek Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.86%	6-15-2025	$38,800,000	$38,800,000
California Statewide CDA MFHR Kimberly Woods Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.86	6-15-2025	17,600,000	17,600,000
California Statewide CDA Oak Centers Towers Projects Series L (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-15-2037	3,320,000	3,320,000
California Statewide CDA Valley Palms Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.92	5-15-2035	720,000	720,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	5-15-2036	6,700,000	6,700,000
Chula Vista CA Teresina Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	5-15-2036	10,000,000	10,000,000
Contra Costa County CA MFHR (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	10-15-2033	30,000,000	30,000,000
Escondido CA Via Robles Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.86	11-15-2036	6,900,000	6,900,000
Los Angeles CA Community RDA Academy Village Apartments Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.84	10-1-2019	6,800,000	6,800,000
Los Angeles CA Community Redevelopment Agency MFHR (Housing Revenue, FNMA LOC, FNMA LIQ)	0.83	4-15-2042	90,900,000	90,900,000
Los Angeles County CA Housing Authority Castaic Senior Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.86	7-15-2036	9,300,000	9,300,000
Los Angeles County CA Housing Authority Malibu Meadows (Housing Revenue, FNMA Insured, FNMA LIQ)	0.84	4-15-2028	14,700,000	14,700,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.90	9-15-2024	1,285,000	1,285,000
Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.84	11-15-2028	13,100,000	13,100,000
Oxnard CA Housing Authority SeaWind Senior Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-1-2020	3,175,000	3,175,000
Riverside County CA Tyler Springs Apartments Series C (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	1-15-2027	6,900,000	6,900,000
Sacramento County CA Housing Authority Lofts at Natomas Apartments Series F (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	6-15-2036	10,190,000	10,190,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.93	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	2-15-2033	6,000,000	6,000,000
Sacramento County CA Housing Authority River Terrace Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.84	7-15-2029	9,605,000	9,605,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.86	12-1-2022	18,500,000	18,500,000
Sacramento County CA Housing Authority St. Anton Building Apartments Series I (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-15-2036	8,000,000	8,000,000
Sacramento County CA Housing Authority Valencia Point Apartments Series I (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	11-15-2039	5,150,000	5,150,000
San Bernardino County CA Housing Authority Evergreen Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	5-15-2029	16,600,000	16,600,000
San Bernardino County CA Housing Authority Mountain View Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	2-15-2027	9,210,000	9,210,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	5-15-2029	4,140,000	4,140,000
San Bernardino County CA MFHR Sycamore Terrace Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	5-15-2029	3,400,000	3,400,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	2-15-2027	5,220,000	5,220,000
San Francisco CA City & County RDA (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	6-15-2034	52,150,000	52,150,000
San Francisco CA City and County MFHR Refunding Bond Heights Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	6-15-2025	20,800,000	20,800,000
San Francisco CA RDA Fillmore Center 1999 Issue Series B-1 (Housing Revenue, FHLMC LIQ)	0.93	12-1-2017	44,000,000	44,000,000
San Francisco CA Redevelopment Agency Mercy Terrace Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	6-15-2035	12,000,000	12,000,000
San Jose CA Cinnabar Commons Series C (Housing Revenue, FHLMC LIQ)	0.86	2-1-2037	8,200,000	8,200,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.93	2-1-2038	10,600,000	10,600,000

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
San Jose CA Multifamily Housing Las Ventanas Apartments Series B (Housing Revenue, FHLMC LIQ)	0.86%	7-1-2038	$25,900,000	$25,900,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.84	5-15-2029	8,700,000	8,700,000
				849,795,000

Colorado : 0.04%
Variable Rate Demand Notes ø: 0.04%
Adams County CO Housing Authority Semper Village Apartments Project Series A (Education Revenue, FNMA LOC, FNMA LIQ)	0.86	7-15-2037	14,000,000	14,000,000
Lafayette CO Traditions at Lafayette Projects Series A (Housing Revenue, FHLMC LIQ)	0.85	10-1-2044	12,240,000	12,240,000
				26,240,000

Florida : 0.09%
Variable Rate Demand Notes ø: 0.09%
Florida Housing Finance Agency MFHR Series XX-RMKT 7/31/95 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.93	6-15-2025	5,000,000	5,000,000
Florida Housing Finance Corporation Lee Vista Apartments (Housing Revenue, FHLMC LIQ)	0.90	12-1-2034	14,610,000	14,610,000
Florida Housing Finance Corporation Maitland Apartments (Housing Revenue, FHLMC LIQ)	0.90	12-1-2034	16,175,000	16,175,000
Florida Housing Finance Corporation MFHR Hudson Ridge Apartments Series L (Housing Revenue, Washington Mutual Bank LOC)	0.90	8-15-2041	6,655,000	6,655,000
Manatee County FL HFA Village at Cortez Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.91	1-15-2037	10,000,000	10,000,000
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.95	7-15-2034	240,000	240,000
				52,680,000

Georgia : 0.04%
Variable Rate Demand Notes ø: 0.04%
Clayton County GA Housing Authority Refunding Bond BS Partners LP Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.90	9-1-2026	7,215,000	7,215,000
DeKalb County GA Housing Authority MFHR Highland Place Apartments Project (Miscellaneous Revenue, FHLMC LIQ)	0.95	10-1-2041	15,800,000	15,800,000
				23,015,000

Hawaii : 0.03%
Variable Rate Demand Note ø: 0.03%
Hawaii Housing Finance & Development Corporation Lokahi Kau Series 2008 (Housing Revenue, FHLMC LIQ)	0.85	12-1-2041	19,830,000	19,830,000
Idaho : 0.01%
Variable Rate Demand Note ø: 0.01%
Idaho Housing & Finance Association MFHR Traditions at Boise Apartments Series A (Housing Revenue)	0.87	9-1-2044	6,970,000	6,970,000
Illinois : 0.09%
Variable Rate Demand Notes ø: 0.09%
Glendale Heights IL MFHR Glendale Lakes Project (Housing Revenue, FHLMC LIQ)	0.90	3-1-2030	14,845,000	14,845,000
Illinois Housing Development Foxview I & II Apartments (Housing Revenue, FHLMC LIQ)	0.85	1-1-2041	29,000,000	29,000,000

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Southwestern IL Development Authority Solid Waste Disposal Center Ethanol Series B (Resource Recovery Revenue, Reliance Bank LOC)	0.93%	1-1-2033	$7,370,000	$7,370,000
				51,215,000

Indiana : 0.07%
Variable Rate Demand Notes ø: 0.07%
Elkhart County IN Ashton Pines Apartments II Series A (Housing Revenue, FHLB LOC)	0.94	9-1-2043	7,750,000	7,750,000
Indianapolis IN Capital Place Covington Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.88	5-15-2038	24,100,000	24,100,000
Indianapolis IN Nora Pines Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	10-15-2031	8,675,000	8,675,000
				40,525,000

Iowa : 0.02%
Variable Rate Demand Notes ø: 0.02%
Urbandale IA Industrial Development Aurora Business Park Associates LP Series RMK1/29/10 (Industrial Development Revenue, Bankers Trust Company LOC)	0.90	8-1-2018	7,300,000	7,300,000
Urbandale IA Industrial Development Refunding Bond Interstate Acres LP (Industrial Development Revenue, Bankers Trust Company LOC)	0.90	5-1-2017	4,800,000	4,800,000
				12,100,000

Kansas : 0.05%
Variable Rate Demand Notes ø: 0.05%
City of Mission KS MFHR Refunding Bond Silverwood Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.93	9-15-2026	8,500,000	8,500,000
Kansas Development Finance Authority MFHR Refunding Bond Chesapeake Apartments Project (Housing Revenue, FHLMC LIQ)	0.90	7-1-2030	21,500,000	21,500,000
				30,000,000

Louisiana : 0.04%
Variable Rate Demand Notes ø: 0.04%
Louisiana HFA Canterbury House Apartments (Housing Revenue, FNMA LOC)	0.89	9-15-2040	15,470,000	15,470,000
Louisiana Public Facilities Authority MFHR River View Apartments Project (Housing Revenue)	0.85	4-1-2036	9,200,000	9,200,000
				24,670,000

Maryland : 0.02%
Variable Rate Demand Notes ø: 0.02%
Maryland Community Development Administration Department Housing & Community Development Multifamily Kirkwood Housing Series G (Housing Revenue, FHLMC LIQ)	0.90	12-1-2038	5,000,000	5,000,000
Maryland Community Development Administration Housing and Community Center (Housing Revenue, FHLMC LIQ)	0.85	12-1-2037	4,750,000	4,750,000
				9,750,000

Michigan : 0.02%
Variable Rate Demand Note ø: 0.02%
Michigan Housing Development Authority Jackson Project (Housing Revenue, FHLB LOC)	0.91	6-1-2037	10,775,000	10,775,000

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.19%
Variable Rate Demand Notes ø: 0.19%
Andover MN Senior Housing Presbyterian Homes Incorporated Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.89%	11-15-2033	$4,310,000	$4,310,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.89	7-1-2038	15,400,000	15,400,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.01	1-15-2038	16,865,000	16,865,000
Eden Prairie MN MFHR Park at City West Apartments Project Series 2001 (Housing Revenue, FHLMC LIQ)	0.90	9-1-2031	14,805,000	14,805,000
Fridley MN Senior Housing Refunding Bond Banfill Crossing Senior Housing LLC Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.99	12-15-2037	7,355,000	7,355,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.89	5-15-2035	11,835,000	11,835,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.89	11-1-2035	16,200,000	16,200,000
Plymouth MN MFHR Refunding Bond Parkside Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.89	4-15-2033	4,910,000	4,910,000
Roseville MN Senior Housing Various Refunding Bonds Eaglecrest Project (Housing Revenue, FHLMC LOC)	0.89	7-1-2039	4,310,000	4,310,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.98	10-1-2035	12,300,000	12,300,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.98	8-1-2034	5,865,000	5,865,000
				114,155,000

Missouri : 0.08%
Variable Rate Demand Notes ø: 0.08%
Blue Springs MO IDA Autumn Place Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	8-15-2037	7,400,000	7,400,000
Saint Charles County MO IDA Country Club Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.90	7-15-2032	25,000,000	25,000,000
Saint Charles County MO IDA Refunding Bond Casalon Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.90	9-1-2029	5,560,000	5,560,000
Saint Charles County MO IDA Remington Apartments Project (Industrial Development Revenue, FNMA LOC, FNMA LIQ)	0.90	2-1-2029	12,400,000	12,400,000
				50,360,000

Nebraska : 0.11%
Variable Rate Demand Notes ø: 0.11%
Nebraska Investment Finance Authority Single Family Housing Series B (Housing Revenue, FHLB SPA)	0.93	9-1-2038	32,990,000	32,990,000
Nebraska Investment Finance Authority Single Family Housing Series F (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.93	3-1-2038	31,245,000	31,245,000
				64,235,000

New Mexico : 0.01%
Variable Rate Demand Note ø: 0.01%
New Mexico Mortgage Financial Authority Multifamily Housing Villas San Ignacio Series A (Housing Revenue, FHLMC LOC)	0.90	11-1-2043	5,000,000	5,000,000

New York : 2.96%
Variable Rate Demand Notes ø: 2.96%
New York Dormitory Authority Series A (Health Revenue, FNMA LOC, FNMA LIQ)	0.84	11-15-2036	136,825,000	136,825,000
New York HFA 10 Liberty Street Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.84	5-1-2035	93,635,000	93,635,000
New York HFA 101 West End Avenue (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	5-15-2031	62,000,000	62,000,000

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York HFA 101 West End Avenue Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86%	5-15-2031	$43,000,000	$43,000,000
New York HFA 101 West End Avenue Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	5-15-2031	20,500,000	20,500,000
New York HFA 150 East 44th Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	5-15-2032	11,000,000	11,000,000
New York HFA 150 East 44th Street Series A (Housing Revenue, FNMA LIQ)	0.86	5-15-2032	81,000,000	81,000,000
New York HFA 1500 Lexington Avenue Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.87	5-15-2034	15,000,000	15,000,000
New York HFA 20 River Terrace Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.92	5-15-2034	20,500,000	20,500,000
New York HFA 316 11th Avenue Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.92	5-15-2041	25,000,000	25,000,000
New York HFA 363 West 30th Street Series A (Housing Revenue, FHLMC LIQ)	0.85	11-1-2032	10,150,000	10,150,000
New York HFA 38th Street Series B (Housing Revenue, FNMA LIQ)	0.86	5-15-2033	4,000,000	4,000,000
New York HFA 55 West 25th Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	11-15-2038	87,100,000	87,100,000
New York HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.89	5-15-2041	50,000,000	50,000,000
New York HFA Biltmore Tower Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.94	5-15-2034	55,300,000	55,300,000
New York HFA Capitol Greens Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	5-15-2036	10,900,000	10,900,000
New York HFA Chelsea Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.87	11-15-2036	60,500,000	60,500,000
New York HFA East 39th Street Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.94	11-15-2031	21,700,000	21,700,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	5-1-2029	87,005,000	87,005,000
New York HFA Saville Housing 2002 Series A (Housing Revenue, FHLMC LIQ)	0.85	11-1-2035	27,000,000	27,000,000
New York HFA Series A (Housing Revenue, FHLMC LIQ)	0.86	11-1-2037	68,080,000	68,080,000
New York HFA Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.92	11-15-2036	35,200,000	35,200,000
New York HFA Shore Hill Series A (Housing Revenue, FHLMC LIQ)	0.92	5-1-2045	19,500,000	19,500,000
New York HFA Union Square South Housing (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	11-1-2024	46,050,000	46,050,000
New York HFA Warren Knolls Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.90	5-15-2037	5,000,000	5,000,000
New York HFA West 23rd Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	5-15-2033	26,000,000	26,000,000
New York HFA West Haverstraw Senior Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.90	5-15-2037	5,000,000	5,000,000
New York Housing Finance Agency 100 Malden Lane Properties LLC Series A RMKT 8/2/07 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.92	5-15-2037	25,675,000	25,675,000
New York Housing Finance Agency Series A RMKT 9/18/03 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.89	5-15-2033	14,875,000	14,875,000
New York Housing Finance Agency West 23rd Street Series 2002-A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	5-15-2033	73,000,000	73,000,000
New York Housing Finance Agency West 38 Series A RMKT 6/30/04 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	5-15-2033	46,800,000	46,800,000
New York NY Housing Development Corporation 2 Gold Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.92	4-15-2036	11,300,000	11,300,000
New York NY Housing Development Corporation 201 Pearl Street Development Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.92	10-15-2041	17,600,000	17,600,000
New York NY Housing Development Corporation 89 Murray Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	6-15-2039	34,000,000	34,000,000
New York NY Housing Development Corporation Atlantic Court Apartments Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.85	12-1-2035	38,200,000	38,200,000
New York NY Housing Development Corporation Brittany Development Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.85	6-15-2029	52,100,000	52,100,000
New York NY Housing Development Corporation Bruckner Series A (Housing Revenue, FHLMC LIQ)	0.89	11-1-2048	6,000,000	6,000,000
New York NY Housing Development Corporation East 124th Street Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.89	11-1-2046	16,100,000	16,100,000
New York NY Housing Development Corporation Markham Gardens Apartments Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.85	1-1-2040	9,200,000	9,200,000

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York NY Housing Development Corporation Multifamily Rental Housing Lyric Development Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85%	11-15-2031	$54,865,000	$54,865,000
New York NY Housing Development Corporation Multifamily Rental Housing Westport Development Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	6-15-2034	41,000,000	41,000,000
New York NY Housing Development Corporation Nicole Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	11-15-2035	49,600,000	49,600,000
New York NY Housing Development Corporation Royal Properties Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.84	4-15-2035	83,200,000	83,200,000
New York NY Housing Development Corporation Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	11-15-2031	3,750,000	3,750,000
New York NY Housing Development Corporation West 26th Street Series A (Housing Revenue, FHLMC LIQ)	0.91	4-1-2045	13,500,000	13,500,000
New York NY Housing Development Corporation West 48th Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	1-15-2034	19,600,000	19,600,000
New York NY Housing Development Corporation White Plains Apartments Series A (Housing Revenue, FHLMC LOC)	0.85	3-1-2038	4,900,000	4,900,000
New York State East 84th Street (Housing Revenue, FNMA Insured) (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	5-15-2033	7,400,000	7,400,000
New York State HFA Revenue Ocean Park Apartments Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.89	5-15-2035	21,400,000	21,400,000
Ramapo NY Housing Authority Spring Valley Homes Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-15-2038	10,390,000	10,390,000
				1,781,400,000

Ohio : 0.03%
Variable Rate Demand Notes ø: 0.03%
Franklin County OH MFHR Ashton Square Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	6-15-2032	5,250,000	5,250,000
Ohio HFA Mortgage Backed Securities Program Series H (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.92	3-1-2036	10,135,000	10,135,000
				15,385,000

Oregon : 0.07%
Variable Rate Demand Notes ø: 0.07%
Oregon Facilities Authority Quatama Crossing Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.93	7-15-2035	32,475,000	32,475,000
Oregon Facilities Authority Vintage at Bend Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-15-2036	5,095,000	5,095,000
Oregon Housing & Community Services Department Redwood Park Apartments Series F (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	10-15-2038	5,300,000	5,300,000
				42,870,000

Other : 0.47%
Variable Rate Demand Notes ø: 0.47%
Eagle Tax-Exempt Trust Series 0055F (Miscellaneous Revenue, FHLMC Insured, FHLB LIQ) 144A	0.90	4-15-2049	44,445,000	44,445,000
FHLMC MFHR Series M017 Class A (Housing Revenue, FHLMC LIQ) 144A	0.88	9-15-2050	121,789,000	121,789,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.93	1-15-2047	14,672,000	14,672,000
FHLMC MFHR Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.93	11-15-2036	18,526,000	18,526,000
FHLMC MFHR Series M027 Class A (Housing Revenue, FHLMC LIQ)	0.93	10-15-2029	15,415,000	15,415,000
FHLMC MFHR Series M028 (Housing Revenue, FHLMC LIQ)	0.91	9-15-2024	43,270,000	43,270,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.93	12-15-2045	18,915,000	18,915,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.93	3-15-2049	7,000,000	7,000,000
				284,032,000

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.02%
Variable Rate Demand Note ø: 0.02%
Montgomery County PA RDA Brookside Manor Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.90%	8-15-2031	$14,100,000	$14,100,000

Rhode Island : 0.04%
Variable Rate Demand Note ø: 0.04%
Rhode Island Housing & Finance Mortgage Corporation The Groves at Johnson Project Series 2006 (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.85	3-1-2040	25,350,000	25,350,000

South Dakota : 0.01%
Variable Rate Demand Note ø: 0.01%
South Dakota Housing Development Authority MFHR (Housing Revenue, FNMA LOC, FNMA LIQ)	0.99	2-15-2031	6,495,000	6,495,000

Tennessee : 0.06%
Variable Rate Demand Notes ø: 0.06%
Metropolitan Government Nashville & Davidson County TN Industrial Development Board Arbor Crest LP Series B (Housing Revenue, FNMA LIQ)	0.90	12-1-2025	12,750,000	12,750,000
Nashville TN Industrial Development Board Arbor Knoll Series A (Housing Revenue, FNMA LIQ)	0.90	12-1-2025	13,400,000	13,400,000
Shelby County TN Health Educational & Housing Facilities Board MFHR Refunding Bond Providence Place Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	12-15-2042	9,945,000	9,945,000
				36,095,000

Texas : 0.24%
Variable Rate Demand Notes ø: 0.24%
Galveston County TX Housing Finance Corporation Village By the Sea Apartments Project Series 2004 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.99	2-15-2032	5,090,000	5,090,000
Harris County TX Housing Finance Corporation Lafayette Village Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	6-15-2038	6,300,000	6,300,000
Harris County TX Housing Finance Corporation Village at Cornerstone Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	8-15-2037	7,015,000	7,015,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.90	8-1-2041	14,185,000	14,185,000
Southeast TX Housing Finance Corporation MFHR Piedmont Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	8-15-2039	12,835,000	12,835,000
Southeast TX Housing Finance Corporation MFHR Wyndham Park Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	7-15-2041	8,200,000	8,200,000
Tarrant County TX Housing Finance Corporation MFHR Gateway Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	2-15-2036	12,010,000	12,010,000
Texas Department of Housing & Community Affairs MFHR Atascocita Pines Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	4-15-2038	10,590,000	10,590,000
Texas Department of Housing & Community Affairs MFHR Costa Mariposa Apartments Project (Housing Revenue, FHLMC LIQ)	0.90	5-1-2042	13,165,000	13,165,000
Texas Department of Housing & Community Affairs MFHR Lancaster Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	7-15-2040	13,080,000	13,080,000
Texas Department of Housing & Community Affairs MFHR West Oaks Apartments (Housing Revenue, FHLMC LIQ)	0.86	7-1-2041	11,875,000	11,875,000
Texas Department of Housing & Community Affairs MFHR Woodmont Apartments (Housing Revenue, FHLMC LIQ)	0.90	6-1-2042	14,180,000	14,180,000
Texas Housing Finance Corporation MFHR Encino Pointe Apartments (Housing Revenue, FHLMC LIQ)	0.90	5-1-2042	14,865,000	14,865,000
				143,390,000

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utah : 0.01%
Variable Rate Demand Note ø: 0.01%
Utah Housing Corporation Multifamily Housing Florentine Villas Series A (Housing Revenue, FHLMC LOC)	0.90%	9-1-2049	$5,000,000	$5,000,000

Virginia : 0.05%
Variable Rate Demand Notes ø: 0.05%
Alexandria VA Redevelopment & Housing Authority Fairfield Village Square Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	1-15-2039	21,720,000	21,720,000
Harrisonburg VA RDA Woodman West Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	6-15-2043	5,950,000	5,950,000
				27,670,000

Washington : 0.66%
Variable Rate Demand Notes ø: 0.66%
King County Washington Housing Authority Auburn Court Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-1-2027	10,945,000	10,945,000
Washington Housing Finance Commission Artspace Everett Lofts Series B (Housing Revenue, FHLMC LIQ)	0.98	12-1-2041	3,200,000	3,200,000
Washington Housing Finance Commission Ballinger Court Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	9-15-2037	3,400,000	3,400,000
Washington Housing Finance Commission Brittany Park Project Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	1.05	11-1-2021	385,000	385,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	8-15-2039	6,365,000	6,365,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.90	12-15-2036	2,340,000	2,340,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	1.17	7-15-2038	590,000	590,000
Washington Housing Finance Commission Inglenook Court Project (Housing Revenue, FHLMC LIQ)	0.86	7-1-2025	8,300,000	8,300,000
Washington Housing Finance Commission Interurban Senior Living Apartments Project (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.95	7-1-2052	14,535,000	14,535,000
Washington Housing Finance Commission Kitts Corner Apartments Project (Housing Revenue, FHLB LOC)	0.85	9-1-2049	27,500,000	27,500,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.92	7-1-2044	15,750,000	15,750,000
Washington Housing Finance Commission Meridian Court Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.86	12-1-2028	6,700,000	6,700,000
Washington Housing Finance Commission MFHR Series A (Housing Revenue, FHLMC LIQ)	0.85	8-1-2044	12,630,000	12,630,000
Washington Housing Finance Commission New Haven Apartments Project Series 2009 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	12-15-2044	19,000,000	19,000,000
Washington Housing Finance Commission Queen Anne Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	9-1-2038	27,180,000	27,180,000
Washington Housing Finance Commission Rainier Court Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	12-15-2036	12,750,000	12,750,000
Washington Housing Finance Commission Refunding Bond Valley View Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.89	9-15-2020	2,365,000	2,365,000
Washington Housing Finance Commission Reserve Renton Apartments Project (Housing Revenue, East West Bank LOC)	0.85	8-1-2049	9,300,000	9,300,000
Washington Housing Finance Commission Seatac Apartments Project (Housing Revenue, FHLB LOC)	0.85	4-1-2053	27,500,000	27,500,000
Washington Housing Finance Commission Taxable Park Vista Retirements Apartments Series B (Housing Revenue, East West Bank LOC)	0.92	3-1-2041	1,580,000	1,580,000
Washington Housing Finance Commission The Cambridge Apartments Series 2009A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	12-15-2044	12,650,000	12,650,000
Washington Housing Finance Commission Urban Center Apartments Project Series 2009 (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.92	7-1-2047	2,600,000	2,600,000
Washington Housing Finance Commission Vintage Burien Senior Living Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	1-15-2038	6,570,000	6,570,000
Washington Housing Finance Commission Wandering Creek Project (Housing Revenue, FHLMC LIQ)	0.86	1-1-2026	5,300,000	5,300,000

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Washington Housing Finance Commission Washington Terrace Senior Apartments Series 2010 (Housing Revenue, FNMA LIQ)	0.85%	2-15-2043	$11,250,000	$11,250,000
Washington Housing Finance Commission Woodros Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	6-15-2032	6,750,000	6,750,000
Washington State Housing Finance Commission Ballard Landmark Inn Project Series A (Housing Revenue, East West Bank LOC)	0.86	12-15-2041	31,590,000	31,590,000
Washington State Housing Finance Commission Discovery Heights Apartments (Housing Revenue, FHLMC LIQ)	0.90	12-1-2043	11,575,000	11,575,000
Washington State Housing Finance Commission Merrill Gardens Tacoma Series A (Housing Revenue, FNMA LOC)	0.86	9-15-2040	13,640,000	13,640,000
Washington State Housing Finance Commission Multifamily Anchor Village Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.86	12-15-2027	10,750,000	10,750,000
Washington State Housing Finance Commission Multifamily Brittany Park Phase II Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	11-1-2021	3,480,000	3,480,000
Washington State Housing Finance Commission Multifamily Brittany Park Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	11-1-2021	8,930,000	8,930,000
Washington State Housing Finance Commission Multifamily Fairwinds Redmond Senior Living Apartments Project (Housing Revenue, East West Bank LOC)	0.86	7-1-2041	19,250,000	19,250,000
Washington State Housing Finance Commission Multifamily Forest Creek Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	6-15-2040	13,680,000	13,680,000
Washington State Housing Finance Commission Multifamily Vintage Chehalis Senior Living Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.86	6-15-2040	8,190,000	8,190,000
Washington State Housing Finance Commission Park Vista Retirement Project A (Housing Revenue, East West Bank LOC)	0.86	3-1-2041	12,200,000	12,200,000
Washington State Housing Finance Commission The Lodge at Eagle Ridge Senior Living Apartments Series A (Housing Revenue, East West Bank LOC)	0.86	8-1-2041	9,485,000	9,485,000
				400,205,000

Wisconsin : 0.09%
Variable Rate Demand Notes ø: 0.09%
WIisconsin PFA Assisted Living Facilities Taxable Brannan Park Project (Housing Revenue, East West Bank LOC)	0.86	1-1-2048	12,320,000	12,320,000
Wisconsin PFA Affinity At Monterrey Project (Housing Revenue, East West Bank LOC)	0.86	8-1-2048	20,900,000	20,900,000
Wisconsin PFA Multifamily Housing Affinity Wells Branch Project (Housing Revenue, FHLB LOC)	0.86	11-1-2047	21,775,000	21,775,000
				54,995,000

Total Municipal Obligations (Cost $4,270,437,000)				4,270,437,000

Other Notes : 0.02%
Corporate Bonds and Notes : 0.02%
Buffalo Peak Apartments LLC ±	0.98	12-1-2055	6,500,000	6,500,000
Hallmark 75 Ontario LLC ±	0.98	12-1-2056	2,000,000	2,000,000
Sunroad Centrum Apartments 5 LP ±	0.97	8-1-2056	2,000,000	2,000,000
Sunroad Centrum Apartments 5 LP ±	0.97	8-1-2056	3,000,000	3,000,000
				13,500,000

Total Other Notes (Cost $13,500,000)				13,500,000

Repurchase Agreements ^^: 35.19%
Bank of America, dated 4-28-2017, maturity value $1,500,102,500 (1)	0.82	5-1-2017	1,500,000,000	1,500,000,000
Bank of Nova Scotia, dated 4-28-2017, maturity value $1,000,069,167 (2)	0.83	5-1-2017	1,000,000,000	1,000,000,000
Bank of Nova Scotia, dated 4-28-2017, maturity value $975,065,813 (3)	0.81	5-1-2017	975,000,000	975,000,000
Barclays Capital Incorporated, dated 4-28-2017, maturity value $400,027,333 (4)	0.82	5-1-2017	400,000,000	400,000,000

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Barclays Capital Incorporated, dated 4-28-2017, maturity value $450,029,250 (5)	0.78%	5-1-2017	$450,000,000	$450,000,000
BNP Paribas Securities Corporation, dated 4-10-2017, maturity value $350,472,500 (6) (i)	0.81	6-9-2017	350,000,000	350,000,000
BNP Paribas Securities Corporation, dated 4-12-2017, maturity value $300,411,750 (7) (i)	0.81	6-12-2017	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 4-28-2017, maturity value $100,006,917 (8)	0.83	5-1-2017	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 4-28-2017, maturity value $200,014,000 (9)	0.84	5-1-2017	200,000,000	200,000,000
BNP Paribas Securities Corporation, dated 4-28-2017, maturity value $829,456,676 (10)	0.82	5-1-2017	829,400,000	829,400,000
BNP Paribas Securities Corporation, dated 4-4-2017, maturity value $300,197,500 (11)	0.79	5-4-2017	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 4-6-2017, maturity value $600,432,000 (12) (i)	0.81	5-8-2017	600,000,000	600,000,000
Citibank NA, dated 4-27-2017, maturity value $250,038,889 (13)	0.80	5-4-2017	250,000,000	250,000,000
Citibank NA, dated 4-28-2017, maturity value $250,017,292 (14)	0.83	5-1-2017	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-25-2017, maturity value $250,038,403 (15)	0.79	5-2-2017	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-28-2017, maturity value $500,034,583 (16)	0.83	5-1-2017	500,000,000	500,000,000
Credit Agricole, dated 4-18-2017, maturity value $300,096,833 (17)	0.83	5-2-2017	300,000,000	300,000,000
Credit Agricole, dated 4-21-2017, maturity value $300,093,333 (18)	0.80	5-5-2017	300,000,000	300,000,000
Credit Agricole, dated 4-28-2017, maturity value $300,019,750 (19)	0.79	5-1-2017	300,000,000	300,000,000
Credit Agricole, dated 4-28-2017, maturity value $300,020,500 (20)	0.82	5-1-2017	300,000,000	300,000,000
Credit Agricole, dated 4-28-2017, maturity value $500,033,750 (21)	0.81	5-1-2017	500,000,000	500,000,000
Deutsche Bank Securities, dated 4-28-2017, maturity value $350,024,792 (22)	0.85	5-1-2017	350,000,000	350,000,000
Federal Reserve Bank of New York, dated 4-28-2017, maturity value $350,021,875 (23)	0.75	5-1-2017	350,000,000	350,000,000
Goldman Sachs & Company, dated 4-28-2017, maturity value $100,006,583 (24)	0.79	5-1-2017	100,000,000	100,000,000
JPMorgan Securities, dated 4-28-2017, maturity value $1,000,068,333 (25)	0.82	5-1-2017	1,000,000,000	1,000,000,000
JPMorgan Securities, dated 4-28-2017, maturity value $250,017,292 (26)	0.83	5-1-2017	250,000,000	250,000,000
JPMorgan Securities, dated 4-28-2017, maturity value $500,033,750 (27)	0.81	5-1-2017	500,000,000	500,000,000
Merrill Pierce Fenner Smith Incorporated, dated 4-28-2017, maturity value $100,006,833 (28)	0.82	5-1-2017	100,000,000	100,000,000
MetLife Incorporated, dated 4-28-2017, maturity value $125,010,084 (29)	0.83	5-1-2017	125,001,438	125,001,438
Mizuho Bank, dated 4-28-2017, maturity value $250,017,292 (30)	0.83	5-1-2017	250,000,000	250,000,000
Nomura Tri Party, dated 4-28-2017, maturity value $3,900,269,750 (31)	0.83	5-1-2017	3,900,000,000	3,900,000,000
Prudential, dated 4-28-2017, maturity value $180,776,403 (32)	0.84	5-1-2017	180,763,750	180,763,750
Prudential, dated 4-28-2017, maturity value $511,852,077 (33)	0.84	5-1-2017	511,816,250	511,816,250
RBC Capital Markets Tri Party A, dated 2-10-2017, maturity value $300,427,500 (34) §	0.57	5-11-2017	300,000,000	300,000,000
RBC Capital Markets, dated 3-27-2017, maturity value $300,253,500 (35) §	0.78	5-5-2017	300,000,000	300,000,000
RBC Capital Markets, dated 4-26-2017, maturity value $250,055,000 (36) §	0.88	5-5-2017	250,000,000	250,000,000
RBC Capital Markets, dated 4-27-2017, maturity value $250,048,889 (37) §	0.88	5-5-2017	250,000,000	250,000,000
RBC Capital Markets, dated 4-28-2017, maturity value $300,020,250 (38)	0.81	5-1-2017	300,000,000	300,000,000
RBC Capital Markets, dated 4-7-2017, maturity value $500,303,333 (39) §	0.78	5-5-2017	500,000,000	500,000,000
Royal Bank of Scotland plc, dated 4-28-2017, maturity value $160,010,800 (40)	0.81	5-1-2017	160,000,000	160,000,000
Societe Generale NY, dated 4-25-2017, maturity value $250,037,917 (41)	0.78	5-2-2017	250,000,000	250,000,000
Societe Generale NY, dated 4-28-2017, maturity value $250,017,500 (42)	0.84	5-1-2017	250,000,000	250,000,000

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
TD Securities, dated 4-28-2017, maturity value $1,050,072,625 (43)		0.83%	5-1-2017	$1,050,000,000	$1,050,000,000
Total Repurchase Agreements (Cost $21,181,981,438)					21,181,981,438

Treasury Debt : 10.85%
U.S. Treasury Bill (z)		0.59	7-13-2017	20,000,000	19,975,971
U.S. Treasury Bill (z)		0.60	7-20-2017	30,000,000	29,960,000
U.S. Treasury Bill (z)		0.61	5-25-2017	280,000,000	279,887,200
U.S. Treasury Bill (z)		0.63	5-18-2017	40,000,000	39,988,185
U.S. Treasury Bill (z)		0.65	8-17-2017	180,000,000	179,651,100
U.S. Treasury Bill (z)		0.67	8-24-2017	250,000,000	249,468,918
U.S. Treasury Bill (z)		0.82	10-5-2017	160,000,000	159,432,009
U.S. Treasury Bill (z)		0.83	8-31-2017	90,000,000	89,749,189
U.S. Treasury Bill (z)		0.89	9-21-2017	50,000,000	49,823,832
U.S. Treasury Bill (z)		0.96	10-12-2017	150,000,000	149,350,264
U.S. Treasury Bond		8.75	5-15-2017	256,123,000	256,924,931
U.S. Treasury Note		0.63	5-31-2017	575,000,000	575,018,599
U.S. Treasury Note		0.63	8-31-2017	290,000,000	289,944,343
U.S. Treasury Note		0.63	9-30-2017	192,000,000	191,807,263
U.S. Treasury Note		0.75	10-31-2017	100,000,000	99,922,772
U.S. Treasury Note		0.75	12-31-2017	40,000,000	39,910,603
U.S. Treasury Note		0.88	5-15-2017	325,000,000	325,034,736
U.S. Treasury Note		0.88	7-15-2017	65,000,000	65,019,669
U.S. Treasury Note		0.88	8-15-2017	150,000,000	150,016,329
U.S. Treasury Note		0.88	10-15-2017	265,000,000	265,008,999
U.S. Treasury Note		0.88	11-15-2017	55,000,000	55,004,870
U.S. Treasury Note		0.88	1-15-2018	45,000,000	44,967,249
U.S. Treasury Note		1.00	9-15-2017	11,000,000	11,009,385
U.S. Treasury Note		1.00	12-15-2017	80,000,000	80,086,377
U.S. Treasury Note		1.88	9-30-2017	410,000,000	411,784,059
U.S. Treasury Note		1.88	10-31-2017	345,000,000	346,767,535
U.S. Treasury Note		2.25	11-30-2017	695,000,000	700,093,448
U.S. Treasury Note		2.63	1-31-2018	50,000,000	50,565,369
U.S. Treasury Note		2.75	5-31-2017	519,891,000	520,813,142
U.S. Treasury Note		4.25	11-15-2017	475,000,000	483,559,207
U.S. Treasury Note		4.50	5-15-2017	190,000,000	190,285,085
U.S. Treasury Note		4.75	8-15-2017	130,000,000	131,506,260
Total Treasury Debt (Cost $6,532,336,898)					6,532,336,898

Total investments in securities (Cost $58,318,027,487)*	96.88%				58,318,027,487
Other assets and liabilities, net	3.12				1,880,322,036

Total net assets	100.00%				$60,198,349,523

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

^^	Collateralized by:

(1) U.S. government securities, 3.00% to 3.50%, 11-1-2042 to 9-1-2045, fair value including accrued interest is $1,545,000,000.

(2) U.S. government securities, 0.88% to 6.00%, 10-26-2017 to 5-1-2047, fair value including accrued interest is $1,029,997,483.

(3) U.S. government securities, 0.00% to 6.25%, 4-30-2017 to 11-15-2045, fair value including accrued interest is $99,500,024.

(4) U.S. government securities, 0.00% to 1.75%, 6-30-2018 to 5-15-2025, fair value including accrued interest is $408,000,073.

(5) U.S. government securities, 0.00% to 2.50%, 11-15-2017 to 5-15-2046, fair value including accrued interest is $459,000,010.

(6) U.S. government securities, 0.00% to 10.00%, 5-15-2017 to 8-1-2046, fair value including accrued interest is $357,401,068.

(7) U.S. government securities, 0.00% to 4.50%, 8-15-2017 to 1-20-2047, fair value including accrued interest is $306,641,362.

(8) U.S. government securities, 0.00% to 7.13%, 8-15-2017 to 1-15-2030, fair value including accrued interest is $102,000,000.

(9) U.S. government securities, 0.00% to 5.50%, 5-25-2017 to 5-20-2046, fair value including accrued interest is $204,274,320.

(10) U.S. government securities, 0.00% to 8.00%, 9-14-2017 to 2-15-2042, fair value including accrued interest is $846,010,213.

(11) U.S. government securities, 0.00% to 6.00%, 5-15-2017 to 11-20-2063, fair value including accrued interest is $308,828,055.

(12) U.S. government securities, 1.38% to 7.00%, 2-29-2020 to 4-1-2047, fair value including accrued interest is $617,713,994.

(13) U.S. government securities, 0.00% to 8.60%, 4-30-2017 to 5-1-2047, fair value including accrued interest is $255,539,120.

(14) U.S. government securities, 0.00% to 8.88%, 6-1-2017 to 4-1-2047, fair value including accrued interest is $255,401,681.

(15) U.S. government securities, 0.75% to 8.88%, 3-31-2018 to 4-20-2047, fair value including accrued interest is $255,198,223.

(16) U.S. government securities, 0.00% to 9.00%, 5-25-2017 to 4-20-2047, fair value including accrued interest is $511,716,160.

(17) U.S. government securities, 0.00% to 3.00%, 10-19-2017 to 5-15-2045, fair value including accrued interest is $306,000,040.

(18) U.S. government securities, 0.00% to 3.13%, 10-19-2017 to 2-15-2042, fair value including accrued interest is $306,000,048.

(19) U.S. government securities, 1.38% to 1.50%, 9-30-2023 to 8-15-2026, fair value including accrued interest is $306,000,015.

(20) U.S. government securities, 3.00% to 4.50%, 4-1-2032 to 1-1-2046, fair value including accrued interest is $309,000,000.

(21) U.S. government securities, 0.00% to 5.40%, 7-26-2017 to 4-1-2053, fair value including accrued interest is $513,844,323.

(22) U.S. government securities, 0.00% to 5.50%, 8-3-2017 to 8-15-2028, fair value including accrued interest is $357,000,022.

(23) U.S. government securities, 1.38% to 6.25%, 6-30-2023 to 8-15-2023, fair value including accrued interest is $350,021,991.

(24) U.S. government securities, 3.50% to 4.00%, 4-1-2042 to 7-1-2045, fair value including accrued interest is $103,000,000.

(25) U.S. government securities, 1.00% to 7.13%, 12-27-2018 to 8-1-2044, fair value including accrued interest is $1,020,001,496.

(26) U.S. government securities, 2.50% to 4.00%, 9-1-2024 to 4-1-2047, fair value including accrued interest is $257,500,907.

(27) U.S. government securities, 0.00% to 9.38%, 5-2-2017 to 6-28-2041, fair value including accrued interest is $510,004,585.

(28) U.S. government securities, 4.00%, 1-20-2047, fair value including accrued interest is $103,000,001.

(29) U.S. government securities, 1.00%, 11-30-2018, fair value including accrued interest is $126,972,002.

(30) U.S. government securities, 3.00% to 3.50%, 4-1-2032 to 3-1-2047, fair value including accrued interest is $257,500,000.

(31) U.S. government securities, 0.00% to 9.50%, 5-1-2017 to 9-20-2066, fair value including accrued interest is $4,009,694,265.

(32) U.S. government securities, 0.00% to 3.00%, 5-15-2018 to 5-15-2045, fair value including accrued interest is $184,379,025.

(33) U.S. government securities, 0.00% , 11-15-2021 to 8-15-2026, fair value is $522,052,575.

(34) U.S. government securities, 2.13% to 5.00%, 9-1-2026 to 5-1-2047, fair value including accrued interest is $309,000,000.

(35) U.S. government securities, 0.00% to 3.63%, 9-30-2017 to 2-15-2044, fair value including accrued interest is $306,000,069.

(36) U.S. government securities, 0.00% to 8.50%, 5-15-2017 to 2-15-2047, fair value including accrued interest is $255,000,000

(37) U.S. government securities, 0.00% to 2.00%, 9-30-2017 to 11-15-2026, fair value including accrued interest is $255,000,070.

(38) U.S. government securities, 1.66% to 7.00%, 11-1-2017 to 4-1-2047, fair value including accrued interest is $309,000,000.

(39) U.S. government securities, 0.00% to 6.00%, 11-14-2012 to 9-15-2042, fair value including accrued interest is $515,000,000.

(40) U.S. government securities, 2.13%, 8-15-2021, fair value including accrued interest is $163,201,438.

(41) U.S. government securities, 0.00% to 2.25%, 12-15-2017 to 11-15-2025, fair value including accrued interest is $255,000,070.

(42) U.S. government securities, 0.00% to 4.10%, 2-1-2018 to 6-15-2040, fair value including accrued interest is $255,005,517.

(43) U.S. government securities, 0.75% to 7.13%, 8-31-2017 to 8-1-2053, fair value including accrued interest is $1,078,209,360.

(i)	Illiquid security
§	The security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

CDA	Community Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Government Money Market Fund

HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
RDA	Redevelopment Authority
SPA	Standby purchase agreement

Wells Fargo Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other Significant Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Government agency debt	$0	$26,319,772,151	$0	$26,319,772,151
Municipal obligations	0	4,270,437,000	0	4,270,437,000
Other notes	0	13,500,000	0	13,500,000
Repurchase agreements	0	21,181,981,438	0	21,181,981,438
Treasury debt	0	6,532,336,898	0	6,532,336,898

Total assets	$0	$58,318,027,487	$0	$58,318,027,487

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 27.41%
Abbey National Treasury Services	0.85%	5-1-2017	$59,000,000	$59,000,000
ABN AMRO Funding LLC	1.00	5-1-2017	110,000,000	110,000,000
Bank of Montreal	1.38	6-7-2017	24,000,000	24,010,015
Bank of Nova Scotia ±	1.54	5-11-2017	21,000,000	21,003,601
Chiba Bank Limited	1.23	5-5-2017	49,000,000	49,001,749
Chiba Bank Limited	1.25	5-17-2017	29,000,000	29,003,716
Cooperatieve Centrale ±	1.36	7-10-2017	45,000,000	45,027,979
Credit Suisse (New York) ±	1.69	5-12-2017	26,000,000	26,006,066
Credit Suisse (New York) ±	1.69	7-10-2017	35,000,000	35,044,186
Dexia Credit Local SA ±	1.37	12-7-2017	61,000,000	61,059,659
HSBC Bank plc	0.88	5-2-2017	93,000,000	93,000,000
Mizuho Bank Limited	1.10	5-5-2017	20,000,000	20,000,501
Mizuho Bank Limited ±	1.29	10-10-2017	28,000,000	28,005,607
National Bank Canada	0.83	5-1-2017	121,600,000	121,600,000
National Bank of Abu Dhabi Americas NV	0.86	5-1-2017	120,000,000	120,000,000
National Bank of Kuwait	0.85	5-1-2017	148,578,000	148,578,000
Natixis (Cayman Islands)	0.82	5-1-2017	21,500,000	21,500,000
Norinchukin Bank	1.12	6-19-2017	50,000,000	50,007,944
Sumitomo Trust & Banking Company	0.92	5-4-2017	14,000,000	14,000,073
Svenska Handelsbanken NY ±	1.39	8-7-2017	36,000,000	36,029,380
Swedbank ±	1.33	5-22-2017	20,000,000	20,004,479
Toronto Dominion ±	1.21	10-17-2017	28,000,000	28,008,891
Toronto Dominion ±	1.32	3-5-2018	30,000,000	30,020,643
Total Certificates of Deposit (Cost $1,189,679,980)				1,189,912,489

Commercial Paper : 49.70%
Asset-Backed Commercial Paper : 24.81%
Albion Capital Corporation (z)	1.05	5-22-2017	17,000,000	16,991,452
Alpine Securitization Limited 144A(z)	1.11	5-31-2017	25,000,000	24,979,229
Alpine Securitization Limited ±144A	1.24	8-14-2017	40,000,000	39,998,879
Anglesea Funding LLC ±144A	1.22	6-30-2017	43,000,000	42,999,699
Anglesea Funding LLC ±144A	1.22	10-4-2017	38,000,000	37,998,409
Antalis SA 144A(z)	1.25	6-15-2017	20,470,000	20,443,594
Antalis SA 144A(z)	1.25	6-21-2017	11,000,000	10,983,700
Antalis SA 144A(z)	1.25	7-7-2017	2,000,000	1,995,943
Barton Capital Corporation ±144A	1.23	12-22-2017	50,000,000	49,996,829
Cancara Asset Security Limited (z)	1.06	6-26-2017	12,000,000	11,980,251
Cedar Spring Capital Company 144A(z)	1.18	5-9-2017	26,203,000	26,196,536
Chesham Finance Limited 144A(z)	0.98	5-1-2017	32,000,000	32,000,000
Chesham Finance Limited 144A(z)	0.98	5-1-2017	40,000,000	40,000,000
Chesham Finance Limited 144A(z)	0.98	5-1-2017	38,000,000	38,000,000
Collateralized Commercial Paper Company LLC ±144A	1.38	8-8-2017	39,000,000	39,042,742
Concord Minutemen Capital Company 144A(z)	0.95	5-2-2017	18,611,000	18,610,539
Concord Minutemen Capital Company 144A(z)	1.20	7-20-2017	35,000,000	34,912,189
Institutional Secured Funding LLC 144A(z)	1.28	6-29-2017	28,000,000	27,951,082
Kells Funding LLC 144A(z)	1.00	5-26-2017	50,000,000	49,966,979
Kells Funding LLC 144A(z)	1.13	7-25-2017	25,000,000	24,934,243
Kells Funding LLC ±144A	1.33	5-2-2017	30,000,000	30,000,356
Legacy Capital Company 144A(z)	1.12	5-10-2017	11,000,000	10,996,942
Lexington Parker Capital Company LLC 144A(z)	1.10	5-9-2017	21,000,000	20,995,753
Lexington Parker Capital Company LLC 144A(z)	1.20	7-20-2017	29,000,000	28,927,242
LMA Americas LLC 144A(z)	1.24	7-3-2017	17,000,000	16,967,930
LMA Americas LLC 144A(z)	1.31	7-5-2017	15,000,000	14,970,642
LMA Americas LLC 144A(z)	1.31	7-7-2017	30,000,000	29,939,142
LMA Americas LLC 144A(z)	1.41	8-3-2017	20,000,000	19,939,109
Manhattan Asset Funding Company LLC 144A(z)	1.02	5-9-2017	41,000,000	40,991,709
Mountcliff Funding LLC 144A(z)	1.06	5-1-2017	74,000,000	74,000,000
Nieuw Amsterdam Receivable 144A(z)	0.98	5-18-2017	39,000,000	38,982,228
Nieuw Amsterdam Receivable 144A(z)	1.03	6-21-2017	29,000,000	28,956,205
Old Line Funding LLC 144A(z)	1.23	7-14-2017	16,000,000	15,963,460
Ridgefield Funding Company 144A(z)	1.20	7-19-2017	20,000,000	19,950,581
Versailles CDS LLC 144A(z)	1.10	5-1-2017	3,000,000	3,000,000
Versailles Commercial Paper LLC ±144A	1.23	6-1-2017	50,000,000	49,999,997

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Victory Receivables 144A(z)	1.02%	5-5-2017	$42,300,000	$42,294,830
				1,076,858,421

Financial Company Commercial Paper : 24.48%
Banco de Credito e Inversiones 144A(z)	1.23	5-3-2017	80,000,000	79,994,720
Banco de Credito e Inversiones 144A(z)	1.23	5-25-2017	14,000,000	13,988,651
Bank of Nova Scotia ±144A	1.30	4-11-2018	29,000,000	29,003,245
Bank of Nova Scotia ±144A	1.42	8-4-2017	32,000,000	32,028,621
Bedford Row Funding Corporation ±144A	1.43	2-16-2018	13,000,000	13,016,395
BPCE 144A(z)	1.15	5-31-2017	32,000,000	31,974,960
BPCE 144A(z)	1.16	5-1-2017	26,000,000	26,000,000
Commonwealth Bank of Australia ±144A	1.29	4-13-2018	13,000,000	13,004,834
Commonwealth Bank of Australia ±144A	1.31	3-16-2018	30,000,000	30,026,407
Commonwealth Bank of Australia ±144A	1.32	3-1-2018	22,000,000	22,028,822
Commonwealth Bank of Australia ±144A	1.38	8-4-2017	32,000,000	32,025,243
DBS Bank Limited 144A(z)	1.04	5-17-2017	31,000,000	30,988,220
Erste Bank der Oesterreichischen Sparkassen AG ±144A	1.21	10-27-2017	29,000,000	29,003,387
Federation Des Caisses 144A(z)	1.15	6-5-2017	45,000,000	44,961,369
HSBC Bank plc ±144A	1.41	6-7-2017	25,000,000	25,011,202
ING Funding LLC ±	1.43	5-30-2017	27,000,000	27,010,323
JPMorgan Securities LLC (z)	1.00	5-12-2017	20,000,000	19,994,812
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	1.44	10-17-2017	15,000,000	14,904,515
National Australia Bank Limited ±144A	1.33	3-6-2018	41,000,000	41,028,629
National Securities Clearing Corporation 144A(z)	0.85	5-1-2017	50,000,000	50,000,000
Nationwide Building Society 144A(z)	1.11	5-24-2017	28,300,000	28,280,744
Nederlandse Waterschapsbank NV 144A(z)	0.96	5-5-2017	35,000,000	34,996,850
Nederlandse Waterschapsbank NV 144A(z)	0.98	5-11-2017	26,000,000	25,994,100
NRW Bank 144A(z)	1.12	7-21-2017	34,000,000	33,917,839
Oversea-Chinese Banking Corporation 144A(z)	1.00	5-3-2017	15,410,000	15,409,257
Oversea-Chinese Banking Corporation 144A(z)	1.00	5-19-2017	17,000,000	16,992,452
Oversea-Chinese Banking Corporation 144A(z)	1.00	5-16-2017	30,000,000	29,988,950
Oversea-Chinese Banking Corporation ±144A	1.39	7-19-2017	35,000,000	35,025,444
Regency Markets No.1 LLC 144A(z)	0.98	5-4-2017	25,161,000	25,159,117
Sumitomo Trust & Banking Corporation 144A(z)	1.09	6-14-2017	15,000,000	14,982,015
Sumitomo Trust & Banking Corporation 144A(z)	1.15	8-1-2017	22,000,000	21,936,019
Suncorp Group Limited 144A(z)	1.02	5-10-2017	41,000,000	40,988,766
Suncorp Group Limited 144A(z)	1.14	6-1-2017	19,000,000	18,981,561
Suncorp Group Limited 144A(z)	1.17	6-27-2017	12,000,000	11,977,770
United Overseas Bank Limited 144A(z)	1.05	6-22-2017	18,000,000	17,976,288
Westpac Banking Corporation ±144A	1.29	4-13-2018	27,000,000	27,014,433
Westpac Banking Corporation ±144A	1.30	3-2-2018	30,000,000	30,022,732
Westpac Banking Corporation ±144A	1.31	3-15-2018	27,000,000	27,020,134
				1,062,658,826

Other Commercial Paper : 0.41%
China International Marine Containers (z)	1.27	5-5-2017	18,000,000	17,998,320

Total Commercial Paper (Cost $2,157,112,683)				2,157,515,567

Municipal Obligations : 17.56%
California : 1.40%
Variable Rate Demand Notes ø: 1.40%
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144A	1.10	8-1-2037	13,000,000	13,000,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	1.00	4-5-2019	48,000,000	48,000,000
				61,000,000

2

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 3.73%
Variable Rate Demand Notes ø: 3.73%
Avon CO Traer Creek Metropolitan District Refunding (GO Revenue, BNP Paribas LOC)	0.98%	10-1-2030	$8,625,000	$8,625,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	0.97	10-1-2034	11,165,000	11,165,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB LIQ)	1.00	10-1-2036	12,730,000	12,730,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	1.10	10-1-2033	16,240,000	16,240,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.05	5-1-2052	74,000,000	74,000,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	1.05	1-1-2027	39,350,000	39,350,000
				162,110,000

Georgia : 1.47%
Variable Rate Demand Notes ø: 1.47%
Greene County GA Development Authority Reynolds Lodges Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.95	4-1-2027	20,000,000	20,000,000
Tender Option Bond Trust Receipts/Certificates Oglethorpe Power Corporation (Utilities Revenue, Societe Generale LOC, National Insured) 144A	1.03	1-1-2035	43,650,000	43,650,000
				63,650,000

Indiana : 0.39%
Other Municipal Debt : 0.39%
St. Joseph County IN (Miscellaneous Revenue) (z)	1.10	6-1-2017	17,098,000	17,080,763

Kentucky : 0.18%
Variable Rate Demand Note ø: 0.18%
Kentucky Housing Corporation Taxable Bonds Series J (Housing Revenue, Kentucky Housing Corporation SPA)	1.01	7-1-2037	7,740,000	7,740,000

Maine : 1.82%
Variable Rate Demand Notes ø: 1.82%
Maine Housing Authority Mortgage Series D (Housing Revenue, Royal Bank of Canada SPA)	0.97	11-15-2039	25,000,000	25,000,000
Maine Housing Authority Mortgage Series F (Housing Revenue, Citibank NA LIQ)	0.97	11-15-2032	26,585,000	26,585,000
Portland ME Pension Bonds (GO Revenue, Sumitomo Mitsui Banking SPA)	0.97	6-1-2026	27,575,000	27,575,000
				79,160,000

Minnesota : 0.14%
Variable Rate Demand Note ø: 0.14%
RBC Municipal Products Incorporated Trust Floater CTFS Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	1.00	5-31-2018	5,935,000	5,935,000

New York : 5.15%
Variable Rate Demand Notes ø: 5.15%
New York Dormitory Authority Personal Income Taxable Revenue Floaters Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	0.99	3-15-2040	7,000,000	7,000,000
New York HFA 222 East 44th Street Series B (Housing Revenue, Bank of China LOC)	1.15	5-1-2050	22,000,000	22,000,000
New York HFA 605 West 42nd Street Series B (Housing Revenue, Bank of China LOC)	1.15	5-1-2048	80,000,000	80,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.25	11-1-2049	225,000	225,000

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York HFA Manhattan West Residential Project Series B-1 (Housing Revenue, Bank of China LOC)	1.18%	11-1-2049	$33,000,000	$33,000,000
New York HFA Manhattan West Residential Project Series B-2 (Housing Revenue, Bank of China LOC)	1.20	11-1-2049	37,250,000	37,250,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.99	6-15-2044	9,000,000	9,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.44	7-1-2017	35,000,000	35,000,000
				223,475,000

Ohio : 0.39%
Variable Rate Demand Note ø: 0.39%
Tender Option Bond Trust Receipts/Certificates Akron Student Housing Association LLC (Education Revenue, Societe Generale LOC, AGM Insured) 144A	1.03	3-15-2034	16,730,000	16,730,000

Oklahoma : 0.99%
Variable Rate Demand Note ø: 0.99%
RBC Municipal Products Incorporated Trust Series E-77 (Transportation Revenue, Royal Bank of Canada LOC) 144A	1.00	7-13-2017	42,935,000	42,935,000

Other : 0.98%
Variable Rate Demand Notes ø: 0.98%
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	0.98	1-15-2042	41,931,945	41,931,945
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	1.08	8-15-2021	655,000	655,000
				42,586,945

Tennessee : 0.40%
Variable Rate Demand Notes ø: 0.40%
Johnson City TN Health & Educational Facilities Board Series B1 (Health Revenue, U.S. Bank NA LOC)	0.95	7-1-2033	5,590,000	5,590,000
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	1.15	12-1-2024	11,700,000	11,700,000
				17,290,000

Virginia : 0.15%
Variable Rate Demand Note ø: 0.15%
Alexandria VA IDA Headquarters American Academy (Miscellaneous Revenue, Bank of America NA LOC)	0.97	7-1-2030	6,740,000	6,740,000

Wisconsin : 0.37%
Variable Rate Demand Note ø: 0.37%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	1.00	5-1-2030	15,880,000	15,880,000

Total Municipal Obligations (Cost $762,313,749)				762,312,708

Other Instruments : 0.62%
Jefferson Stadium Park L Series A Secured ±	1.17	5-4-2017	1,960,000	1,960,000
Jefferson Stadium Park L Series B Secured ±	1.17	5-4-2017	1,000,000	1,000,000
ROC III California Crossing Chino Hills Secured Series A ±	0.97	5-4-2017	7,480,000	7,480,000
ROC III California Crossing Chino Hills Secured Series B ±	0.97	5-4-2017	6,320,000	6,320,000
Salt River Project Agricultural Improvement & Power District Series D1 (z)	1.00	5-17-2017	10,000,000	9,995,332
Total Other Instruments (Cost $26,755,556)				26,755,332

4

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Other Notes : 4.49%
Corporate Bonds and Notes : 4.49%
Jets Stadium Development Bonds ±144A§		1.05%	4-1-2047	$43,000,000	$43,000,000
Providence Health & Services ±§		0.98	10-1-2042	63,210,000	63,210,000
Providence Saint Joseph Health ±§		0.97	10-1-2047	52,000,000	52,000,000
Smithsonian Institution ±§		1.00	9-1-2018	15,500,000	15,500,000
Steadfast Crestvilla LLC Series A ±§		0.98	2-1-2056	12,600,000	12,600,000
Steadfast Crestvilla LLC Series B ±§		0.98	2-1-2056	8,400,000	8,400,000
Total Other Notes (Cost $194,710,000)					194,710,000

Total investments in securities (Cost $4,330,571,968)*	99.78%				4,331,206,096
Other assets and liabilities, net	0.22				9,419,171

Total net assets	100.00%				$4,340,625,267

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
§	The security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is $4,330,571,971 and unrealized gains (losses) consists of:

Gross unrealized gains	$644,212
Gross unrealized losses	(10,087)

Net unrealized gains	$634,125

Abbreviations:

AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
plc	Public limited company
ROC	Reset option certificates
SPA	Standby purchase agreement

5

Wells Fargo Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$1,189,912,489	$0	$1,189,912,489
Asset-backed commercial paper	0	1,076,858,421	0	1,076,858,421
Financial company commercial paper	0	1,062,658,826	0	1,062,658,826
Other commercial paper	0	17,998,320	0	17,998,320
Other municipal debt	0	17,080,763	0	17,080,763
Variable rate demand notes	0	745,231,945	0	745,231,945
Other instruments	0	26,755,332	0	26,755,332
Other notes	0	194,710,000	0	194,710,000

Total assets	$0	$4,331,206,096	$0	$4,331,206,096

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 25.18%
Abbey National Treasury Services	0.85%	5-1-2017	$5,000,000	$5,000,000
ABN AMRO Funding LLC	1.00	5-1-2017	6,000,000	6,000,000
Bank of Montreal	1.00	5-16-2017	4,000,000	4,000,000
Bank of Montreal	1.13	6-20-2017	4,000,000	4,000,466
Bank of Montreal	1.38	6-7-2017	3,000,000	3,000,000
Bank of Nova Scotia ±	1.54	5-11-2017	5,000,000	5,000,285
Chiba Bank Limited	1.23	5-5-2017	2,000,000	2,000,000
Chiba Bank Limited	1.25	5-17-2017	6,000,000	6,000,000
Citibank (New York)	1.18	6-6-2017	10,000,000	10,001,752
Cooperatieve Centrale ±	1.36	7-10-2017	5,000,000	5,000,000
Credit Suisse (New York) ±	1.69	5-12-2017	4,000,000	4,000,000
Dexia Credit Local SA ±	1.37	12-7-2017	7,000,000	7,000,000
HSBC Bank plc	0.88	5-2-2017	15,000,000	15,000,000
Mizuho Bank Limited	1.10	5-5-2017	3,000,000	3,000,016
Mizuho Bank Limited ±	1.29	10-10-2017	3,000,000	3,000,000
National Bank of Abu Dhabi Americas NV	0.86	5-1-2017	16,000,000	16,000,000
National Bank of Kuwait	0.85	5-1-2017	15,458,000	15,458,000
Norinchukin Bank	1.03	5-16-2017	3,000,000	3,000,012
Norinchukin Bank	1.11	6-8-2017	8,000,000	8,000,165
Sumitomo Trust & Banking Company	0.92	5-4-2017	7,000,000	7,000,000
Swedbank ±	1.33	5-22-2017	3,000,000	3,000,000
Toronto Dominion ±	1.21	10-17-2017	2,000,000	2,000,000
Toronto Dominion ±	1.32	3-5-2018	2,000,000	2,000,000
Total Certificates of Deposit (Cost $138,460,696)				138,460,696

Commercial Paper : 46.08%
Asset-Backed Commercial Paper : 21.98%
Albion Capital Corporation (z)	1.05	5-22-2017	2,000,000	1,998,775
Alpine Securitization Limited 144A(z)	1.11	5-31-2017	3,000,000	2,997,225
Alpine Securitization Limited 144A±	1.24	8-14-2017	6,000,000	6,000,000
Anglesea Funding LLC 144A±	1.22	6-30-2017	3,000,000	3,000,000
Anglesea Funding LLC 144A±	1.22	10-4-2017	5,000,000	5,000,000
Antalis SA 144A(z)	1.25	6-15-2017	2,000,000	1,996,875
Antalis SA 144A(z)	1.25	6-21-2017	2,000,000	1,996,458
Antalis SA 144A(z)	1.25	7-7-2017	2,000,000	1,995,347
Bennington Sark Capital Company 144A(z)	1.00	5-5-2017	4,000,000	3,999,556
Cancara Asset Security Limited (z)	1.06	6-26-2017	10,000,000	9,983,511
Cedar Spring Capital Company 144A(z)	1.18	5-9-2017	3,000,000	2,999,213
Chesham Finance Limited 144A(z)	0.98	5-1-2017	9,000,000	9,000,000
Collateralized Commercial Paper Company LLC 144A±	1.38	8-8-2017	3,000,000	3,001,811
Concord Minutemen Capital Company 144A(z)	0.95	5-2-2017	2,000,000	1,999,947
Concord Minutemen Capital Company 144A(z)	1.20	7-20-2017	4,000,000	3,989,333
Kells Funding LLC 144A(z)	1.00	5-26-2017	2,000,000	1,998,611
Kells Funding LLC 144A(z)	1.13	7-25-2017	5,000,000	4,986,660
Kells Funding LLC 144A±	1.33	5-2-2017	4,000,000	4,000,000
Lexington Parker Capital Company LLC 144A(z)	1.10	5-9-2017	1,000,000	999,756
Lexington Parker Capital Company LLC 144A(z)	1.20	7-20-2017	4,000,000	3,989,333
LMA Americas LLC 144A(z)	1.24	7-3-2017	2,000,000	1,995,695
LMA Americas LLC 144A(z)	1.31	7-5-2017	1,000,000	997,653
LMA Americas LLC 144A(z)	1.31	7-7-2017	1,000,000	997,581
Manhattan Asset Funding Company LLC 144A(z)	1.02	5-9-2017	6,000,000	5,998,640
Mountcliff Funding LLC 144A(z)	1.15	5-1-2017	3,000,000	3,000,000
Nieuw Amsterdam Receivable 144A(z)	0.98	5-18-2017	6,000,000	5,997,223
Nieuw Amsterdam Receivable 144A(z)	1.03	6-21-2017	3,000,000	2,995,623
Old Line Funding LLC 144A(z)	1.23	7-14-2017	2,000,000	1,994,943
Regency Markets No.1 LLC 144A(z)	0.99	5-15-2017	6,000,000	5,997,690
Ridgefield Funding Company 144A(z)	1.20	7-19-2017	2,000,000	1,994,733
Versailles Commercial Paper LLC 144A±	1.23	6-1-2017	8,000,000	8,000,000
Victory Receivables 144A(z)	1.02	5-5-2017	5,000,000	4,999,433
				120,901,625

Financial Company Commercial Paper : 24.10%
Banco de Credito e Inversiones 144A(z)	1.23	5-3-2017	2,000,000	1,999,863
Banco de Credito e Inversiones 144A(z)	1.23	5-25-2017	3,000,000	2,997,540
Bank of Nova Scotia 144A±	1.30	4-11-2018	3,000,000	3,000,000

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
BPCE 144A(z)	1.15%	5-31-2017	$3,000,000	$2,997,125
BPCE 144A(z)	1.16	5-1-2017	4,000,000	4,000,000
Commonwealth Bank of Australia 144A±	1.29	4-13-2018	2,000,000	2,000,000
Commonwealth Bank of Australia 144A±	1.31	3-16-2018	2,000,000	2,000,000
Commonwealth Bank of Australia 144A±	1.32	3-1-2018	2,000,000	2,000,000
DBS Bank Limited 144A(z)	1.04	5-17-2017	2,000,000	1,999,076
Erste Bank der Oesterreichischen Sparkassen AG 144A±	1.21	10-27-2017	4,000,000	4,000,000
Federation Des Caisses 144A(z)	1.15	6-5-2017	5,000,000	4,994,410
HSBC Bank plc 144A±	1.41	6-7-2017	4,000,000	4,000,000
ING Funding LLC ±	1.43	5-30-2017	4,000,000	4,000,000
JP Morgan Securities LLC (z)	1.00	5-12-2017	2,000,000	1,999,389
Macquarie Bank Limited 144A(z)	1.00	6-16-2017	6,000,000	5,992,333
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	1.44	10-17-2017	2,000,000	1,986,574
National Australia Bank Limited 144A±	1.33	3-6-2018	4,000,000	4,000,000
National Securities Clearing Corporation 144A(z)	0.85	5-1-2017	5,000,000	5,000,000
National Securities Clearing Corporation 144A(z)	0.91	5-19-2017	4,125,000	4,123,123
Nationwide Building Society 144A(z)	1.11	5-24-2017	2,000,000	1,998,582
Nederlandse Waterschapsbank NV 144A(z)	0.96	5-5-2017	4,500,000	4,499,523
Nederlandse Waterschapsbank NV 144A(z)	0.98	5-11-2017	3,000,000	2,999,183
Nederlandse Waterschapsbank NV (z)	1.00	6-27-2017	6,000,000	5,990,500
NRW Bank 144A(z)	1.12	7-21-2017	2,000,000	1,994,983
Oversea-Chinese Banking Corporation 144A(z)	1.00	5-3-2017	2,000,000	1,999,889
Oversea-Chinese Banking Corporation 144A(z)	1.00	5-19-2017	5,000,000	4,997,500
Oversea-Chinese Banking Corporation 144A±	1.39	7-19-2017	5,000,000	5,000,000
Sumitomo Trust & Banking Corporation 144A(z)	1.09	6-14-2017	7,000,000	6,990,674
Sumitomo Trust & Banking Corporation 144A(z)	1.15	8-1-2017	3,000,000	2,991,183
Suncorp Group Limited 144A(z)	1.02	5-10-2017	2,000,000	1,999,490
Suncorp Group Limited 144A(z)	1.14	6-1-2017	3,000,000	2,997,055
Suncorp Group Limited 144A(z)	1.17	6-27-2017	1,000,000	998,148
Swedbank (z)	0.91	5-2-2017	10,000,000	9,999,747
United Overseas Bank Limited 144A(z)	1.05	6-22-2017	5,000,000	4,992,417
Westpac Banking Corporation 144A±	1.29	4-13-2018	4,000,000	4,000,000
Westpac Banking Corporation 144A±	1.30	3-2-2018	3,000,000	3,000,000
Westpac Banking Corporation 144A±	1.31	3-15-2018	2,000,000	2,000,000
				132,538,307

Total Commercial Paper (Cost $253,439,932)				253,439,932

Municipal Obligations : 20.45%
Arizona : 0.91%
Other Municipal Debt : 0.91%
Arizona Agricultural Improvement & Power District Salt River Project Series D1 (Utilities Revenue) (z)	1.00	5-17-2017	5,000,000	4,997,778

California : 1.82%
Variable Rate Demand Notes ø: 1.82%
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144A	1.10	8-1-2037	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	1.00	4-5-2019	6,000,000	6,000,000
San Francisco City & County CA Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	1.13	11-1-2041	2,000,000	2,000,000
				10,000,000

Colorado : 1.88%
Variable Rate Demand Notes ø: 1.88%
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	1.10	10-1-2033	2,355,000	2,355,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.05	5-1-2052	6,000,000	6,000,000

2

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	1.05%	1-1-2027	$2,000,000	$2,000,000
				10,355,000

Florida : 0.37%
Variable Rate Demand Note ø: 0.37%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	1.10	10-1-2030	2,015,000	2,015,000

Georgia : 1.79%
Variable Rate Demand Notes ø: 1.79%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	1.24	10-1-2039	4,830,000	4,830,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	1.10	12-1-2022	5,000,000	5,000,000
				9,830,000

Idaho : 0.61%
Variable Rate Demand Notes ø: 0.61%
Idaho HFA Series A3 Class II (Housing Revenue, Barclays Bank plc SPA)	1.00	7-1-2034	1,375,000	1,375,000
Idaho HFA Series A4 Class II (Housing Revenue, Barclays Bank plc LIQ)	1.00	1-1-2036	1,960,000	1,960,000
				3,335,000

Indiana : 0.54%
Other Municipal Debt : 0.54%
St. Joseph County IN (Miscellaneous Revenue) (z)	1.10	6-1-2017	3,000,000	2,997,158

Iowa : 1.09%
Variable Rate Demand Note ø: 1.09%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.07	4-1-2022	6,000,000	6,000,000

Louisiana : 1.51%
Variable Rate Demand Note ø: 1.51%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.08	2-1-2045	8,280,000	8,280,000

Minnesota : 0.02%
Variable Rate Demand Note ø: 0.02%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	1.00	5-31-2018	100,000	100,000

Nebraska : 0.70%
Variable Rate Demand Note ø: 0.70%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144A	1.03	3-1-2033	3,855,000	3,855,000

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 5.45%
Variable Rate Demand Notes ø: 5.45%
New York HFA 222 East 44th Street Series B (Housing Revenue, Bank of China LOC)	1.15%	5-1-2050	$3,000,000	$3,000,000
New York HFA 605 West 42nd Street Series B (Housing Revenue, Bank of China LOC)	1.15	5-1-2048	12,000,000	12,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.25	11-1-2049	10,000,000	10,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.20	11-1-2049	1,000,000	1,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.44	7-1-2017	4,000,000	4,000,000
				30,000,000

North Dakota : 0.36%
Variable Rate Demand Note ø: 0.36%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.96	1-1-2047	2,000,000	2,000,000

Oklahoma : 1.04%
Variable Rate Demand Note ø: 1.04%
RBC Municipal Products Incorporated Trust Series E-77 (Transportation Revenue, Royal Bank of Canada LOC) 144A	1.00	7-13-2017	5,725,000	5,725,000

Oregon : 0.91%
Variable Rate Demand Note ø: 0.91%
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.24	5-1-2035	5,000,000	5,000,000

Pennsylvania : 0.36%
Variable Rate Demand Note ø: 0.36%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.44	7-1-2017	2,000,000	2,000,000

Tennessee : 0.91%
Variable Rate Demand Note ø: 0.91%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	1.15	12-1-2024	5,000,000	5,000,000

Wisconsin : 0.18%
Variable Rate Demand Note ø: 0.18%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	1.00	5-1-2030	985,000	985,000

Total Municipal Obligations (Cost $112,474,936)				112,474,936

Other Notes : 4.91%
Corporate Bonds and Notes : 4.91%
Jets Stadium Development Bonds 144A±§	1.05	4-1-2047	3,000,000	3,000,000
Providence Health & Services ±§	0.98	10-1-2042	7,780,000	7,780,000
Providence St. Joseph Health ±§	0.97	10-1-2047	7,000,000	7,000,000
Smithsonian Institution ±§	1.00	9-1-2018	1,000,000	1,000,000
SSAB AB Series A ±§	0.97	6-1-2035	1,000,000	1,000,000
Steadfast Crestvilla LLC Series A ±§	0.98	2-1-2056	4,240,000	4,240,000

4

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes (continued)
Steadfast Crestvilla LLC Series B ±§		0.98%	2-1-2056	$3,000,000	$3,000,000
Total Other Notes (Cost $27,020,000)					27,020,000

Repurchase Agreements : 3.45%
GX Clarke & Company, dated 4-1-2017, maturity value $19,015,042 ^^		0.95	5-1-2017	19,000,000	19,000,000

Total Repurchase Agreements (Cost $19,000,000)					19,000,000

Total investments in securities (Cost $550,395,564)*	100.07%				550,395,564
Other assets and liabilities, net	(0.07)				(374,652)

Total net assets	100.00%				$550,020,912

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by U.S. government securities, 2.50% to 9.00%, 7-1-2017 to 3-1-2046, fair value including accrued interest is $19,570,512.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
plc	Public limited company
SPA	Standby purchase agreement

5

Wells Fargo Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$138,460,696	$0	$138,460,696
Commercial paper	0	253,439,932	0	253,439,932
Municipal obligation	0	112,474,936	0	112,474,936
Other notes	0	27,020,000	0	27,020,000
Repurchase agreements	0	19,000,000	0	19,000,000

Total assets	$0	$550,395,564	$0	$550,395,564

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.41%
Alabama : 1.62%
Variable Rate Demand Note ø: 1.62%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	1.02%	8-1-2041	$4,500,000	$4,500,000

Arizona : 5.23%
Variable Rate Demand Notes ø: 5.23%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.00	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.00	8-1-2026	2,500,000	2,500,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.93	7-1-2024	1,650,000	1,650,000
Phoenix AZ IDA Mayo Clinic Series 2014A (Health Revenue, Bank of America NA SPA)	0.82	11-15-2052	1,800,000	1,800,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.98	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.98	8-1-2027	1,250,000	1,250,000
				14,500,000

California : 2.33%
Variable Rate Demand Notes ø: 2.33%
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	0.99	11-1-2027	1,400,000	1,400,000
California Tender Option Bond Trust Receipts/Certificates Series XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.94	1-1-2039	1,000,000	1,000,000
California Tender Option Bond Trust Receipts/Certificates Series ZM0473 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.95	5-15-2024	2,600,000	2,600,000
California Tender Option Bond Trust Receipts/Certificates Series ZM0487 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.95	5-15-2024	1,470,000	1,470,000
				6,470,000

Colorado : 1.13%
Variable Rate Demand Notes ø: 1.13%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	1.05	10-1-2019	945,000	945,000
Colorado HFA Catholic Health Initiatives Series 2008D-2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.12	10-1-2037	1,200,000	1,200,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.20	11-1-2020	990,000	990,000
				3,135,000

Florida : 5.53%
Variable Rate Demand Notes ø: 5.53%
Broward County FL Educational Facilities Authority Nova Southeastern University Project Series 2008A (Education Revenue, Bank of America NA LOC)	0.89	4-1-2038	7,360,000	7,360,000

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	1.10%	10-1-2030	$7,995,000	$7,995,000
				15,355,000

Georgia : 2.73%
Variable Rate Demand Note ø: 2.73%
Gwinnett County GA Housing Lehman Municipal Trust Receipts/Certificates Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.97	3-1-2037	7,575,000	7,575,000

Illinois : 8.42%
Variable Rate Demand Notes ø: 8.42%
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	1.15	7-1-2023	4,200,000	4,200,000
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	0.99	7-1-2033	1,780,000	1,780,000
Chicago IL Series C-2 (Airport Revenue, Bank of Montreal LOC)	0.93	1-1-2035	1,925,000	1,925,000
Illinois Finance Authority The University of Chicago Medical Center Series 2009 D-2 (Health Revenue, PNC Bank NA LOC)	0.86	8-1-2043	4,300,000	4,300,000
Lake County IL Multi-Family Housing (Housing Revenue, FHLMC LIQ)	1.01	11-1-2034	5,420,000	5,420,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue)	1.10	2-1-2030	4,300,000	4,300,000
Southwestern IL Development Authority Health Facacilities Series 2016 Hospital Sisters Services Incorporated JPMorgan Chase PUTTER/DRIVER Trust Series 5014 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.92	12-23-2021	1,450,000	1,450,000
				23,375,000

Indiana : 5.44%
Variable Rate Demand Notes ø: 5.44%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.94	7-1-2023	1,380,000	1,380,000
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	1.03	12-1-2027	3,225,000	3,225,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.96	3-1-2041	1,415,000	1,415,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	1.05	9-1-2018	7,600,000	7,600,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	1.02	10-1-2023	1,480,000	1,480,000
				15,100,000

Iowa : 3.45%
Variable Rate Demand Notes ø: 3.45%
Iowa Finance Authority Holy Family Catholic Schools (Educational Facilities Revenue, Allied Irish Bank plc LOC) (Education Revenue, U.S. Bank NA LOC)	0.88	3-1-2036	4,500,000	4,500,000
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.98	11-1-2035	2,075,000	2,075,000
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.07	4-1-2022	3,000,000	3,000,000
				9,575,000

2

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments —- April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kansas : 3.32%
Variable Rate Demand Notes ø: 3.32%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.98%	11-1-2020	$1,155,000	$1,155,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	1.00	8-1-2027	1,765,000	1,765,000
Wyandotte County KS Unified School District #500 Series 2016A Tender Option Bond Trust Receipts/Certificates Series 2016-ZM0463 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.98	9-1-2024	6,300,000	6,300,000
				9,220,000

Kentucky : 0.52%
Variable Rate Demand Note ø: 0.52%
Jefferson County KY Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	1.02	9-1-2022	1,450,000	1,450,000

Louisiana : 1.44%
Variable Rate Demand Note ø: 1.44%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	1.05	12-1-2036	4,000,000	4,000,000

Maryland : 1.37%
Variable Rate Demand Note ø: 1.37%
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.97	3-1-2030	3,800,000	3,800,000

Massachusetts : 0.15%
Variable Rate Demand Note ø: 0.15%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	1.11	6-1-2018	400,000	400,000

Michigan : 1.46%
Variable Rate Demand Notes ø: 1.46%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	1.05	7-1-2018	800,000	800,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	1.00	10-1-2039	1,580,000	1,580,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	1.00	1-1-2032	1,670,000	1,670,000
				4,050,000

Minnesota : 4.41%
Variable Rate Demand Notes ø: 4.41%
Coon Rapids MN Drake Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.01	6-15-2038	2,655,000	2,655,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.99	8-15-2038	750,000	750,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.02	6-15-2038	3,645,000	3,645,000
Minnesota Bond Securitization Trust Certificate Series S-1 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	0.98	2-1-2027	2,360,000	2,360,000

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.01%	6-1-2032	$2,840,000	$2,840,000
				12,250,000

Mississippi : 0.97%
Variable Rate Demand Note ø: 0.97%
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.93	11-1-2018	2,700,000	2,700,000

Missouri : 2.03%
Variable Rate Demand Notes ø: 2.03%
Missouri Development Finance Board Cultural Facilities Nelson Gallery Foundation Series A (Miscellaneous Revenue, U.S. Bank NA SPA)	0.84	12-1-2037	4,245,000	4,245,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	1.05	4-1-2026	1,400,000	1,400,000
				5,645,000

Nebraska : 1.19%
Variable Rate Demand Note ø: 1.19%
Douglas County NE Hospital Authority No 2 Children’s Hospital Obligation Group Series 2008A (Health Revenue, U.S. Bank NA LOC)	0.88	8-15-2032	3,300,000	3,300,000

New Jersey : 0.76%
Variable Rate Demand Note ø: 0.76%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	1.00	4-1-2023	2,095,000	2,095,000

New York : 5.12%
Variable Rate Demand Notes ø: 5.12%
Battery Park City Authority New York Revenue Refunding Series 2013C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.92	11-1-2019	2,000,000	2,000,000
New York HFA 605 West 42nd Street Series 2014A (Housing Revenue, Bank of China LOC)	0.98	5-1-2048	6,000,000	6,000,000
New York HFA Manhattan West Residential Housing Series 2015A (Housing Revenue, Bank of China LOC)	1.00	11-1-2049	1,500,000	1,500,000
New York NY Fiscal Series 2004-H1 (GO Revenue, Bank of New York Mellon LOC)	0.88	3-1-2034	4,700,000	4,700,000
				14,200,000

North Carolina : 0.60%
Variable Rate Demand Note ø: 0.60%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.98	1-1-2027	1,650,000	1,650,000

North Dakota : 0.44%
Variable Rate Demand Note ø: 0.44%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	1.10	12-1-2022	1,210,000	1,210,000

4

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments —- April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 6.69%
Variable Rate Demand Notes ø: 6.69%
Middletown OH Hospital Facility Premier Health Partners Obligation Group Series A (Health Revenue, Barclays Bank plc LIQ) 144A	1.05%	11-15-2045	$7,500,000	$7,500,000
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.12	5-1-2034	6,600,000	6,600,000
Ohio HFA Residential Mortgage (Housing Revenue) GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	0.95	9-1-2046	4,480,000	4,480,000
				18,580,000

Oklahoma : 0.05%
Variable Rate Demand Note ø: 0.05%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	1.15	3-1-2018	150,000	150,000

Other : 4.36%
Variable Rate Demand Notes ø: 4.36%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.95	2-15-2028	7,000,000	7,000,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.93	12-15-2045	2,425,000	2,425,000
FHLMC MFHR Series M033 (Housing Revenue, FHLMC LIQ)	0.93	3-15-2049	2,680,000	2,680,000
				12,105,000

Pennsylvania : 4.24%
Variable Rate Demand Notes ø: 4.24%
Geisinger PA Health System Authority (Health Revenue, TD Bank NA SPA)	0.83	5-15-2035	6,700,000	6,700,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	1.02	8-1-2022	800,000	800,000
Pennsylvania EDFA Series G-10 (Miscellaneous Revenue, PNC Bank NA LOC)	1.02	12-1-2025	2,000,000	2,000,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0281 (Housing Revenue, TD Bank NA LIQ) 144A	0.96	4-1-2029	2,260,000	2,260,000
				11,760,000

South Dakota : 0.58%
Variable Rate Demand Note ø: 0.58%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.98	7-1-2037	1,600,000	1,600,000

Tennessee : 2.52%
Variable Rate Demand Note ø: 2.52%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2003 (Miscellaneous Revenue, Bank of America NA LOC)	0.98	1-1-2033	7,000,000	7,000,000

Texas : 10.57%
Variable Rate Demand Notes ø: 10.57%
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	1.01	5-1-2036	500,000	500,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.97	8-1-2039	1,700,000	1,700,000

5

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Dickinson TX Independent School District Unlimited Tax School House Refunding Bonds Series 2000 (GO Revenue, Societe Generale LIQ)	0.94%	2-15-2028	$5,000,000	$5,000,000
Harris County TX Industrial Development Solid Waste Disposal (Industrial Development Revenue)	0.86	4-1-2032	5,100,000	5,100,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.94	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	1.10	4-1-2028	7,000,000	7,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	1.20	12-15-2026	7,041,892	7,041,892
				29,341,892

Virginia : 0.58%
Variable Rate Demand Note ø: 0.58%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.94	4-1-2026	1,600,000	1,600,000

Washington : 6.16%
Variable Rate Demand Notes ø: 6.16%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.98	9-1-2021	3,300,000	3,300,000
Washington HFA Multicare Health System Series D (Health Revenue, Barclays Bank plc LOC)	0.88	8-15-2041	6,800,000	6,800,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.88	6-1-2032	3,900,000	3,900,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.93	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.98	8-1-2026	1,510,000	1,510,000
				17,100,000

West Virginia : 0.97%
Variable Rate Demand Note ø: 0.97%
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	0.98	10-1-2031	2,700,000	2,700,000

Wisconsin : 1.03%
Variable Rate Demand Notes ø: 1.03%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	1.05	11-1-2020	1,015,000	1,015,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	1.05	11-1-2020	800,000	800,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	1.09	12-1-2022	720,000	720,000
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.20	9-1-2019	330,000	330,000
				2,865,000

Total Municipal Obligations (Cost $270,356,725)				270,356,892

Other : 2.41%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A§±	1.03	3-1-2040	3,000,000	3,000,000

6

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments —- April 30, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Other (continued)
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±		1.03	3-11-2045	$3,700,000	$3,700,000
Total Other (Cost $6,700,000)					6,700,000

Total investments in securities (Cost $277,056,725)*	99.82%				277,056,892
Other assets and liabilities, net	0.18				504,562

Total net assets	100.00%				$277,561,454

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is $277,056,725 and unrealized gains (losses) consists of:

Gross unrealized gains	$167
Gross unrealized losses	0

Net unrealized gains	$167

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCFA	Pollution Control Financing Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

7

Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$270,356,892	$0	$270,356,892
Other	0	6,700,000	0	6,700,000

Total assets	$0	$277,056,892	$0	$277,056,892

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.81%
Alabama : 3.20%
Variable Rate Demand Notes ø: 3.20%
Alabama Federal Aid Highway Finance Authority Series 2016A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2373 (Tax Revenue, Citibank NA LIQ) 144A	0.93%	9-1-2024	$5,000,000	$5,000,000
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	1.02	8-1-2041	10,500,000	10,500,000
				15,500,000

Alaska : 0.87%
Variable Rate Demand Notes ø : 0.87%
Valdez AK Marine Terminal Bond Exxon Mobil Project Series 2001 (Industrial Development Revenue)	0.86	12-1-2029	4,200,000	4,200,000

Arizona : 4.41%
Variable Rate Demand Notes ø: 4.41%
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.93	7-1-2024	8,405,000	8,405,000
Phoenix AZ IDA Mayo Clinic Series 2014A (Health Revenue, Bank of America NA SPA)	0.82	11-15-2052	13,000,000	13,000,000
				21,405,000

California : 7.16%
Variable Rate Demand Notes ø: 7.16%
California CDA Motion Picture & Television Fund Series 2001A (Health Revenue, Northern Trust Company LOC)	0.95	3-1-2031	1,430,000	1,430,000
California HFFA Dignity Health Series 2016A RIB Floater Trust Series 2017-004 (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.98	3-1-2042	10,000,000	10,000,000
California Municipal Finance Authority High Desert Foundation Project Series 2012A (Education Revenue, Union Bank NA LOC)	0.95	4-1-2042	1,210,000	1,210,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	0.93	3-1-2057	4,000,000	4,000,000
California Tender Option Bond Trust Receipts/Certificates Series XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.94	1-1-2039	9,000,000	9,000,000
Rancho CA Water District Finance Authority Series 2016A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2367 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.92	8-1-2024	3,200,000	3,200,000
San Francisco CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.93	12-1-2017	3,500,000	3,500,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.00	8-1-2022	2,415,000	2,415,000
				34,755,000

Colorado : 1.29%
Variable Rate Demand Note ø: 1.29%
Colorado HFA Catholic Health Initiatives Series 2008D-2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.12	10-1-2037	6,250,000	6,250,000

District of Columbia : 0.74%
Variable Rate Demand Note ø: 0.74%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.95	7-1-2032	3,600,000	3,600,000

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida : 3.12%
Variable Rate Demand Notes ø: 3.12%
Broward County FL Educational Facilities Authority Nova Southeastern University Project Series 2008A (Education Revenue, Bank of America NA LOC)	0.89%	4-1-2038	$1,500,000	$1,500,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.87	11-15-2032	600,000	600,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	1.03	8-1-2034	3,300,000	3,300,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	0.94	7-1-2042	6,000,000	6,000,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.93	8-1-2028	3,730,000	3,730,000
				15,130,000

Georgia : 1.19%
Variable Rate Demand Note ø: 1.19%
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.93	7-1-2020	5,765,000	5,765,000

Illinois : 4.23%
Variable Rate Demand Notes ø: 4.23%
Illinois Finance Authority The University of Chicago Medical Center Series 2009D-2 (Health Revenue, PNC Bank NA LOC)	0.86	8-1-2043	3,000,000	3,000,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	0.93	7-1-2023	1,140,000	1,140,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.95	7-1-2023	3,100,000	3,100,000
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education Revenue, Harris NA LOC)	0.90	10-1-2035	5,000,000	5,000,000
Southwestern IL Development Authority Health Facilities Series 2016 Hospital Sisters Services Incorporated JPMorgan Chase PUTTER/DRIVER Trust Series 5014 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.92	12-23-2021	8,300,000	8,300,000
				20,540,000

Indiana : 2.25%
Variable Rate Demand Notes ø: 2.25%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.94	7-1-2023	9,915,000	9,915,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	1.05	9-1-2018	1,000,000	1,000,000
				10,915,000

Iowa : 2.04%
Variable Rate Demand Notes ø: 2.04%
Hills IA HCFR Mercy Hospital Project Series 2008 (Health Revenue, U.S. Bank NA LOC)	0.89	8-1-2035	6,665,000	6,665,000
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.07	4-1-2022	1,000,000	1,000,000
Iowa Finance Authority Multifamily Housing Series 2006 A Tender Option Bond Trust Receipts/Certificates Series 2016-XF0386 (Housing Revenue, Bank of America NA LIQ) 144A	0.97	7-1-2041	2,220,000	2,220,000
				9,885,000

2

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kansas : 0.76%
Variable Rate Demand Note ø: 0.76%
Wyandotte County KS Unified School District #500 Series 2016A Tender Option Bond Trust Receipts/Certificates Series 2016-ZM0463 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.98%	9-1-2024	$3,700,000	$3,700,000

Maryland : 1.67%
Variable Rate Demand Notes ø: 1.67%
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.97	3-1-2030	4,100,000	4,100,000
Maryland Transportation Authority Facilities Project Series 2008 Tender Option Bond Trust Receipts/Certificates Series 2016-XF0278 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.97	7-1-2041	4,000,000	4,000,000
				8,100,000

Michigan : 3.45%
Variable Rate Demand Notes ø: 3.45%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	1.05	7-1-2018	7,930,000	7,930,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.88	1-1-2032	8,810,000	8,810,000
				16,740,000

Minnesota : 2.68%
Variable Rate Demand Notes ø: 2.68%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.98	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.99	8-15-2038	4,500,000	4,500,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	1.15	3-1-2029	2,340,000	2,340,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.87	4-1-2027	925,000	925,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.98	9-15-2031	2,865,000	2,865,000
				13,005,000

Mississippi : 4.42%
Variable Rate Demand Notes ø: 4.42%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series A (Industrial Development Revenue)	0.88	12-1-2030	1,600,000	1,600,000
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series G (Industrial Development Revenue)	0.89	11-1-2035	6,100,000	6,100,000
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series J (Industrial Development Revenue)	0.88	11-1-2035	4,000,000	4,000,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.93	11-1-2018	9,760,000	9,760,000
				21,460,000

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri : 4.14%
Variable Rate Demand Notes ø: 4.14%
Missouri Development Finance Board Cultural Facilities Nelson Gallery Foundation Series A (Miscellaneous Revenue, U.S. Bank NA SPA)	0.84%	12-1-2037	$9,200,000	$9,200,000
Missouri Development Finance Board Kauffman Center Performing Arts Project Series 2007-A (Miscellaneous Revenue, Northern Trust Company SPA)	0.88	6-1-2037	3,195,000	3,195,000
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.93	5-1-2023	2,670,000	2,670,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.93	5-1-2043	5,000,000	5,000,000
				20,065,000

Nebraska : 3.55%
Variable Rate Demand Notes ø: 3.55%
Douglas County NE Hospital Authority No 2 Children’s Hospital Obligation Group Series 2008A (Health Revenue, U.S. Bank NA LOC)	0.88	8-15-2032	6,700,000	6,700,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985A (Housing Revenue, Northern Trust Company LOC)	0.98	9-1-2031	10,500,000	10,500,000
				17,200,000

New Jersey : 0.69%
Variable Rate Demand Note ø: 0.69%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	1.02	7-1-2026	3,370,000	3,370,000

New York : 12.46%
Variable Rate Demand Notes ø: 12.46%
Battery Park City Authority New York Revenue Refunding Series 2013C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.92	11-1-2019	9,000,000	9,000,000
New York NY Series 2006-I4 (GO Revenue, TD Bank NA LOC)	0.84	4-1-2036	4,500,000	4,500,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.93	11-15-2026	3,770,000	3,770,000
New York HFA 605 West 42nd Street Series 2014A (Housing Revenue, Bank of China LOC)	0.98	5-1-2048	3,680,000	3,680,000
New York HFA 605 West 42nd Street Series 2015A (Housing Revenue, Bank of China LOC)	0.98	5-1-2048	4,900,000	4,900,000
New York HFA Manhattan West Residential Housing Revenue Series 2015A (Housing Revenue, Bank of China LOC)	0.89	11-1-2049	5,000,000	5,000,000
New York Metropolitan Transportation Authority Subordinated Series E-4 (Transportation Revenue, Bank of the West LOC)	0.97	11-15-2045	6,890,000	6,890,000
New York Metropolitan Transportation Authority Subordinated Series E-5 (Transportation Revenue, U.S. Bank NA LOC)	0.87	11-15-2045	910,000	910,000
New York NY Fiscal Series 2004H-1 (GO Revenue, Bank of New York Mellon LOC)	0.88	3-1-2034	1,000,000	1,000,000
New York NY Fiscal Series 2004H-4 (GO Revenue, Bank of New York Mellon LOC)	0.88	3-1-2034	4,400,000	4,400,000
New York NY Municipal Water Finance Authority Water & Sewer System Series 2014AA-4 (Water & Sewer Revenue, Bank of Montreal SPA)	0.88	6-15-2049	8,400,000	8,400,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd General Resolution Bonds Fiscal 2011 Subordinated Series DD-1 (Water & Sewer Revenue, TD Bank NA SPA)	0.84	6-15-2043	1,300,000	1,300,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2013 Subordinated Series A-4 (Tax Revenue, Northern Trust Company SPA)	0.84	8-1-2039	100,000	100,000

4

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Subordinated Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.88%	8-1-2043	$5,000,000	$5,000,000
New York NY Transitional Finance Authority Recovery Bonds Fiscal 2003 Series 3 Subordinated Series 3F (Tax Revenue, Royal Bank of Canada SPA)	0.86	11-1-2022	1,580,000	1,580,000
				60,430,000

North Carolina : 2.08%
Variable Rate Demand Notes ø: 2.08%
North Carolina Capital Facilities Finance Agency Duke University Project Series 2015B Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.93	10-1-2055	2,250,500	2,250,500
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.93	7-1-2028	3,830,000	3,830,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.93	12-1-2033	4,000,000	4,000,000
				10,080,500

Ohio : 3.08%
Variable Rate Demand Notes ø: 3.08%
Middletown OH Hospital Facility Premier Health Partners Obligation Group Series A (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.05	11-15-2045	2,500,000	2,500,000
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.12	5-1-2034	6,965,000	6,965,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	0.98	10-1-2036	5,500,000	5,500,000
				14,965,000

Other : 2.04%
Variable Rate Demand Notes ø: 2.04%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.95	2-15-2028	7,990,000	7,990,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.93	12-15-2045	1,095,000	1,095,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.93	3-15-2049	800,000	800,000
				9,885,000

Pennsylvania : 2.16%
Variable Rate Demand Notes ø: 2.16%
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016 ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	1.05	8-15-2042	4,875,000	4,875,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.93	6-1-2044	3,000,000	3,000,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0539 (Water & Sewer Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	1.05	8-15-2038	2,615,000	2,615,000
				10,490,000

5

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island : 2.06%
Variable Rate Demand Note ø: 2.06%
Narragansett Bay RI Commission Wastewater System Series 2013A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.00%	9-1-2020	$10,000,000	$10,000,000

South Carolina : 2.56%
Variable Rate Demand Notes ø: 2.56%
Greenville SC Health System Hospital Series 2014B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	0.94	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.95	8-1-2025	3,025,000	3,025,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.97	11-1-2034	1,385,000	1,385,000
				12,430,000

Tennessee : 2.18%
Variable Rate Demand Notes ø: 2.18%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2003 (Miscellaneous Revenue, Bank of America NA LOC)	0.98	1-1-2033	1,800,000	1,800,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	0.98	7-1-2034	2,620,000	2,620,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.95	9-1-2018	2,390,000	2,390,000
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	0.93	6-1-2029	3,780,000	3,780,000
				10,590,000

Texas : 9.30%
Variable Rate Demand Notes ø: 9.30%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.98	9-1-2039	4,000,000	4,000,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.96	7-1-2022	4,900,000	4,900,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bonds Series 2000 (GO Revenue, Societe Generale LIQ)	0.94	2-15-2028	8,350,000	8,350,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.92	6-1-2019	4,665,000	4,665,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue)	0.94	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.96	7-1-2029	4,200,000	4,200,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Christus Health Series 2008C-2 (Health Revenue, Bank of New York Mellon LOC)	0.95	7-1-2047	7,905,000	7,905,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	1.20	12-15-2026	6,108,108	6,108,108
				45,128,108

Utah : 3.40%
Variable Rate Demand Notes ø: 3.40%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.94	10-1-2037	8,500,000	8,500,000

6

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Weber County UT Hospital IHC Health Services Series 2000A (Health Revenue, Bank of New York Mellon SPA)	0.84%	2-15-2031	$8,000,000	$8,000,000
				16,500,000

Vermont : 1.01%
Variable Rate Demand Notes ø: 1.01%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.87	7-1-2033	2,895,000	2,895,000
Vermont Educational & Health Buildings Financing Agency Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC)	0.90	9-1-2038	2,000,000	2,000,000
				4,895,000

Virginia : 0.61%
Variable Rate Demand Note ø: 0.61%
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.93	12-1-2033	2,960,000	2,960,000

Washington : 1.86%
Variable Rate Demand Notes ø: 1.86%
Washington HFA Multicare Health System Series D (Health Revenue, Barclays Bank plc LOC)	0.88	8-15-2041	8,000,000	8,000,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.88	6-1-2032	1,000,000	1,000,000
				9,000,000

Wisconsin : 3.15%
Variable Rate Demand Notes ø: 3.15%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.97	5-1-2037	7,700,000	7,700,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.94	5-1-2020	3,755,000	3,755,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.93	9-1-2036	3,840,000	3,840,000
				15,295,000

Total Municipal Obligations (Cost $484,233,608)				484,233,608

Total investments in securities (Cost $484,233,608)*	99.81%			484,233,608
Other assets and liabilities, net	0.19			917,671

Total net assets	100.00%			$485,151,279

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation

7

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HCFR	Healthcare facilities revenue
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

8

Wells Fargo National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$484,233,608	$0	$484,233,608

Total assets	$0	$484,233,608	$0	$484,233,608

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 43.52%
Bank of Montreal, dated 4-28-2017, maturity value $250,016,667 (1)	0.80%	5-1-2017	$250,000,000	$250,000,000
Bank of Nova Scotia NY, dated 4-28-2017, maturity value $275,018,563 (2)	0.81	5-1-2017	275,000,000	275,000,000
Barclays Capital Incorporated, dated 4-28-2017, maturity value $250,016,250 (3)	0.78	5-1-2017	250,000,000	250,000,000
BNP Paribas, dated 4-28-2017, maturity value $670,645,824 (4)	0.82	5-1-2017	670,600,000	670,600,000
Citigroup Global Markets Incorporated, dated 4-27-2017, maturity value $250,037,917 (5)	0.78	5-4-2017	250,000,000	250,000,000
Credit Agricole, dated 4-28-2017, maturity value $1,500,100,000 (6)	0.80	5-1-2017	1,500,000,000	1,500,000,000
Deutsche Bank Securities, dated 4-28-2017, maturity value $400,028,000 (7)	0.84	5-1-2017	400,000,000	400,000,000
Federal Reserve Bank of New York, dated 4-28-2017, maturity value $50,003,125 (8)	0.75	5-1-2017	50,000,000	50,000,000
JPMorgan Securities, dated 4-3-2017, maturity value $550,350,778 (9) ¢±§	0.82	5-1-2017	550,000,000	550,000,000
JPMorgan Securities, dated 4-28-2017, maturity value $100,006,833 (10)	0.82	5-1-2017	100,000,000	100,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 4-28-2017, maturity value $435,029,000 (11)	0.80	5-1-2017	435,000,000	435,000,000
Met Life, dated 4-28-2017, maturity value $125,008,930 (12)	0.83	5-1-2017	125,000,284	125,000,284
Prudential Insurance Company NJ, dated 4-28-2017, maturity value $255,892,911 (13)	0.84	5-1-2017	255,875,000	255,875,000
Prudential, dated 4-28-2017, maturity value $42,543,728 (14)	0.84	5-1-2017	42,540,750	42,540,750
Royal Bank of Scotland plc, dated 4-28-2017, maturity value $90,006,075 (15)	0.81	5-1-2017	90,000,000	90,000,000
Toronto Dominion Bank, dated 4-28-2017, maturity value $250,017,083 (16)	0.82	5-1-2017	250,000,000	250,000,000
Total Repurchase Agreements (Cost $5,494,016,034)				5,494,016,034

Treasury Debt : 48.51%
U.S. Treasury Bill (z)	0.54	5-11-2017	40,000,000	39,994,052
U.S. Treasury Bill (z)	0.59	7-13-2017	80,000,000	79,903,883
U.S. Treasury Bill (z)	0.60	7-20-2017	70,000,000	69,906,667
U.S. Treasury Bill (z)	0.61	5-25-2017	120,000,000	119,951,467
U.S. Treasury Bill (z)	0.62	6-1-2017	60,000,000	59,967,915
U.S. Treasury Bill (z)	0.63	8-3-2017	80,000,000	79,869,444
U.S. Treasury Bill (z)	0.63	5-18-2017	50,000,000	49,985,231
U.S. Treasury Bill (z)	0.63	8-10-2017	60,000,000	59,894,455
U.S. Treasury Bill (z)	0.65	8-17-2017	70,000,000	69,864,400
U.S. Treasury Bill (z)	0.67	8-24-2017	110,000,000	109,765,177
U.S. Treasury Bill (z)	0.74	8-31-2017	187,720,000	187,248,314
U.S. Treasury Bill (z)	0.83	10-5-2017	170,000,000	169,384,604
U.S. Treasury Bill (z)	0.89	9-21-2017	30,000,000	29,894,299
U.S. Treasury Bill (z)	0.90	9-28-2017	40,000,000	39,850,833
U.S. Treasury Bill (z)	0.91	9-14-2017	30,000,000	29,897,207
U.S. Treasury Bill (z)	0.96	10-12-2017	30,000,000	29,869,825
U.S. Treasury Bond	8.75	5-15-2017	170,000,000	170,533,132
U.S. Treasury Bond	8.88	8-15-2017	56,000,000	57,338,522
U.S. Treasury Note	0.63	5-31-2017	410,000,000	410,013,732
U.S. Treasury Note	0.63	8-31-2017	95,000,000	94,975,934
U.S. Treasury Note	0.63	9-30-2017	110,000,000	109,903,346
U.S. Treasury Note	0.75	10-31-2017	40,000,000	39,965,035
U.S. Treasury Note	0.75	12-31-2017	23,000,000	22,948,597
U.S. Treasury Note	0.88	5-15-2017	175,000,000	175,019,424
U.S. Treasury Note	0.88	7-15-2017	35,000,000	35,010,591
U.S. Treasury Note	0.88	8-15-2017	105,000,000	105,034,286
U.S. Treasury Note	0.88	10-15-2017	76,858,000	76,860,461
U.S. Treasury Note	0.88	11-15-2017	45,000,000	45,003,989
U.S. Treasury Note	0.88	1-15-2018	80,000,000	80,000,939
U.S. Treasury Note ±	0.96	1-31-2019	270,000,000	270,060,998
U.S. Treasury Note ±	0.99	10-31-2017	550,000,000	549,862,516
U.S. Treasury Note ±	0.99	10-31-2018	260,000,000	259,980,337
U.S. Treasury Note ±	1.00	7-31-2018	350,000,000	350,002,455
U.S. Treasury Note	1.00	9-15-2017	20,000,000	20,017,064
U.S. Treasury Note	1.00	12-15-2017	80,000,000	80,086,377
U.S. Treasury Note ±	1.01	4-30-2018	186,851,000	186,864,885
U.S. Treasury Note ±	1.09	1-31-2018	400,000,000	400,075,127
U.S. Treasury Note	1.88	9-30-2017	330,000,000	331,462,446
U.S. Treasury Note	1.88	10-31-2017	55,000,000	55,274,043
U.S. Treasury Note	2.25	11-30-2017	379,000,000	381,816,584
U.S. Treasury Note	2.63	1-31-2018	30,000,000	30,339,222

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Treasury Plus Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Note		2.75%	5-31-2017	$107,000,000	$107,189,146
U.S. Treasury Note		4.25	11-15-2017	315,800,000	321,593,450
U.S. Treasury Note		4.50	5-15-2017	45,000,000	45,067,541
U.S. Treasury Note		4.75	8-15-2017	85,000,000	85,986,162
Total Treasury Debt (Cost $6,123,534,114)					6,123,534,114

Total investments in securities (Cost $11,617,550,148)*	92.03%				11,617,550,148
Other assets and liabilities, net	7.97				1,005,621,111

Total net assets	100.00%				$12,623,171,259

^^	Collateralized by:

(1) U.S. government securities, 1.38% to 3.38%, 7-31-2017 to 11-30-2023, fair value including accrued interest is $255,000,006.

(2) U.S. government securities, 0.00% to 6.25%, 4-30-2017 to 11-15-2045, fair value including accrued interest is $280,500,007.

(3) U.S. government securities, 0.00% to 2.50%, 11-15-2017 to 5-15-2046, fair value including accrued interest is $255,000,006.

(4) U.S. government securities, 0.00% to 8.00%, 9-14-2017 to 2-15-2042, fair value including accrued interest is $684,029,960.

(5) U.S. government securities, 1.63% to 2.00%, 2-15-2025 to 5-15-2026, fair value including accrued interest is $255,000,068.

(6) U.S. government securities, 0.13% to 1.63%, 7-31-2020 to 7-15-2022, fair value including accrued interest is $1,530,000,091.

(7) U.S. government securities, 0.75% to 3.13%, 2-28-2018 to 8-15-2044, fair value including accrued interest is $408,000,062.

(8) U.S. government securities, 1.38%, 1-31-2020, fair value including accrued interest is $50,034,211.

(9) U.S. government securities, 0.13% to 2.75%, 1-15-2023 to 5-15-2026, fair value including accrued interest is $561,001,585.

(10) U.S. government securities, 1.63% to 1.75%, 5-15-2023 to 5-31-2023, fair value including accrued interest is $102,004,547.

(11) U.S. government securities, 3.38% to 3.63%, 2-15-2044 to 5-15-2044, fair value including accrued interest is $443,700,090.

(12) U.S. government securities, 1.88%, 2-28-2022, fair value including accrued interest is $127,178,679.

(13) U.S. government securities, 0.00% to 2.25%, 7-31-2021 to 2-15-2026, fair value including accrued interest is $260,992,500.

(14) U.S. government securities, 0.00%, 2-15-2018, fair value is $43,391,565.

(15) U.S. government securities, 2.13%, 8-15-2021, fair value including accrued interest is $91,800,809.

(16) U.S. government securities, 1.38% to 4.63%, 8-31-2018 to 2-15-2046, fair value including accrued interest is $255,000,019.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

plc	Public limited company

2

Wells Fargo Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Repurchase agreements	$0	$5,494,016,034	$0	$5,494,016,034
Treasury debt	0	6,123,534,114	0	6,123,534,114

Total assets	$0	$11,617,550,148	$0	$11,617,550,148

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Capital Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.42%
Consumer Discretionary : 19.14%
Hotels, Restaurants & Leisure : 4.13%
Royal Caribbean Cruises Limited	35,550	$3,789,628
Starbucks Corporation	119,241	7,161,614
		10,951,242

Internet & Direct Marketing Retail : 6.48%
Amazon.com Incorporated †	18,555	17,163,189

Media : 1.85%
Charter Communications Incorporated Class A †	14,200	4,901,272

Specialty Retail : 6.68%
O’Reilly Automotive Incorporated †	6,700	1,662,605
The Home Depot Incorporated	62,583	9,769,206
The TJX Companies Incorporated	79,460	6,248,734
		17,680,545

Consumer Staples : 1.27%
Beverages : 1.27%
Monster Beverage Corporation †	73,800	3,349,044

Energy : 1.04%
Oil, Gas & Consumable Fuels : 1.04%
Pioneer Natural Resources Company	15,900	2,750,541

Financials : 6.02%
Capital Markets : 4.72%
Intercontinental Exchange Incorporated	90,325	5,437,565
Raymond James Financial Incorporated	38,450	2,865,294
S&P Global Incorporated	31,263	4,195,182
		12,498,041

Consumer Finance : 1.30%
SLM Corporation †	274,550	3,442,857

Health Care : 14.70%
Biotechnology : 4.43%
Celgene Corporation †	61,950	7,684,898
Gilead Sciences Incorporated	29,700	2,035,935
Regeneron Pharmaceuticals Incorporated †	5,150	2,000,724
		11,721,557

Health Care Equipment & Supplies : 6.16%
Baxter International Incorporated	72,750	4,050,720
Boston Scientific Corporation †	156,900	4,139,022
Edwards Lifesciences Corporation †	37,950	4,161,977
Intuitive Surgical Incorporated †	4,750	3,970,383
		16,322,102

Health Care Providers & Services : 4.11%
UnitedHealth Group Incorporated	62,200	10,877,536

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Capital Growth Fund

Security name	Shares	Value
Industrials : 10.95%
Aerospace & Defense : 1.55%
Northrop Grumman Corporation	16,650	$4,095,234

Airlines : 1.50%
Spirit Airlines Incorporated †	69,550	3,983,129

Building Products : 1.62%
Johnson Controls International plc	102,862	4,275,973

Commercial Services & Supplies : 3.32%
Waste Connections Incorporated	95,620	8,798,952

Electrical Equipment : 0.85%
Acuity Brands Incorporated «	12,800	2,254,080

Professional Services : 2.11%
TransUnion †	139,573	5,587,107

Information Technology : 41.31%
Communications Equipment : 1.76%
Harris Corporation	41,750	4,671,408

Internet Software & Services : 12.46%
Alphabet Incorporated Class A †	20,958	19,376,090
Facebook Incorporated Class A †	59,874	8,996,069
Tencent Holdings Limited ADR	147,350	4,619,423
		32,991,582

IT Services : 10.39%
Fidelity National Information Services Incorporated	80,550	6,781,505
PayPal Holdings Incorporated †	144,100	6,876,452
Total System Services Incorporated	59,350	3,401,349
Visa Incorporated Class A	114,733	10,465,944
		27,525,250

Semiconductors & Semiconductor Equipment : 1.93%
Broadcom Limited	23,100	5,100,711

Software : 14.77%
Activision Blizzard Incorporated	120,100	6,275,225
Electronic Arts Incorporated †	60,900	5,774,538
Microsoft Corporation	170,150	11,648,469
Nintendo Company Limited «	97,550	3,090,384
Salesforce.com Incorporated †	76,130	6,556,316
ServiceNow Incorporated †	25,580	2,416,798
Ultimate Software Group Incorporated †	16,500	3,344,055
		39,105,785

Materials : 3.62%
Chemicals : 2.28%
The Sherwin-Williams Company	18,050	6,040,974

Construction Materials : 1.34%
Vulcan Materials Company	29,400	3,553,872

Real Estate : 1.37%
Equity REITs : 1.37%
SBA Communications Corporation †	28,700	3,630,263

Total Common Stocks (Cost $189,704,122)		263,272,246

2

Wells Fargo Capital Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 2.46%
Investment Companies : 2.46%
Securities Lending Cash Investment LLC (l)(r)(u)		1.03%	4,342,416	$4,342,850
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.68	2,175,214	2,175,214
Total Short-Term Investments (Cost $6,518,064)				6,518,064

Total investments in securities (Cost $196,222,186)*	101.88%			269,790,310
Other assets and liabilities, net	(1.88)			(4,982,154)

Total net assets	100.00%			$264,808,156

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $196,383,255 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,574,668
Gross unrealized losses	(1,167,613)

Net unrealized gains	$73,407,055

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

3

Wells Fargo Capital Growth Fund

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$50,696,248	$0	$0	$50,696,248
Consumer staples	3,349,044	0	0	3,349,044
Energy	2,750,541	0	0	2,750,541
Financials	15,940,898	0	0	15,940,898
Health care	38,921,195	0	0	38,921,195
Industrials	28,994,475	0	0	28,994,475
Information technology	109,394,736	0	0	109,394,736
Materials	9,594,846	0	0	9,594,846
Real estate	3,630,263	0	0	3,630,263
Short-term investments
Investment companies	2,175,214	0	0	2,175,214
Investments measured at net asset value*				4,342,850

Total assets	$265,447,460	$0	$0	$269,790,310

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,342,850 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.38%
Consumer Discretionary : 12.07%
Auto Components : 0.25%
The Goodyear Tire & Rubber Company	66,292	$2,401,759

Automobiles : 1.55%
Ford Motor Company	631,482	7,243,099
General Motors Company	221,372	7,668,326
		14,911,425

Hotels, Restaurants & Leisure : 1.02%
Carnival Corporation	32,409	2,001,904
Starbucks Corporation	129,156	7,757,109
		9,759,013

Internet & Direct Marketing Retail : 1.73%
Amazon.com Incorporated †	17,982	16,633,170

Leisure Products : 0.27%
Hasbro Incorporated	25,820	2,559,020

Media : 3.43%
Comcast Corporation Class A	363,150	14,231,849
The Walt Disney Company	98,500	11,386,600
Time Warner Incorporated	19,540	1,939,736
Twenty-First Century Fox Incorporated Class A	176,832	5,400,449
		32,958,634

Multiline Retail : 0.28%
Macy’s Incorporated	93,399	2,729,119

Specialty Retail : 3.54%
Best Buy Company Incorporated	153,436	7,949,519
Foot Locker Incorporated	31,901	2,467,223
Staples Incorporated	457,165	4,466,502
The Home Depot Incorporated	104,022	16,237,834
The TJX Companies Incorporated	36,214	2,847,869
		33,968,947

Consumer Staples : 8.63%
Beverages : 1.43%
PepsiCo Incorporated	81,072	9,183,836
The Coca-Cola Company	105,718	4,561,732
		13,745,568

Food & Staples Retailing : 3.28%
CVS Health Corporation	127,686	10,526,434
The Kroger Company	236,304	7,006,414
Wal-Mart Stores Incorporated	160,247	12,047,369
Walgreens Boots Alliance Incorporated	22,989	1,989,468
		31,569,685

Food Products : 1.41%
ConAgra Foods Incorporated	70,992	2,753,070
The Hershey Company	24,466	2,647,221
Tyson Foods Incorporated Class A	126,847	8,151,188
		13,551,479

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Household Products : 0.80%
Kimberly-Clark Corporation	25,382	$3,293,315
The Procter & Gamble Company	49,935	4,360,824
		7,654,139

Tobacco : 1.71%
Altria Group Incorporated	175,095	12,568,319
Philip Morris International	34,666	3,842,379
		16,410,698

Energy : 6.42%
Energy Equipment & Services : 1.23%
Baker Hughes Incorporated	116,493	6,916,189
Schlumberger Limited	67,225	4,879,863
		11,796,052

Oil, Gas & Consumable Fuels : 5.19%
Chevron Corporation	148,476	15,842,389
Cimarex Energy Company	19,972	2,330,333
Exxon Mobil Corporation	254,918	20,814,055
Occidental Petroleum Corporation	33,146	2,039,805
ONEOK Incorporated «	44,768	2,355,244
Tesoro Corporation	29,441	2,346,742
Valero Energy Corporation	64,802	4,186,857
		49,915,425

Financials : 13.35%
Banks : 5.69%
Bank of America Corporation	764,816	17,850,805
Citigroup Incorporated	237,773	14,057,140
Citizens Financial Group Incorporated	58,022	2,129,988
JPMorgan Chase & Company	183,661	15,978,507
Regions Financial Corporation	190,526	2,619,733
SunTrust Banks Incorporated	34,525	1,961,365
		54,597,538

Capital Markets : 1.59%
Bank of New York Mellon Corporation	40,424	1,902,353
Goldman Sachs Group Incorporated	9,142	2,045,980
Morgan Stanley	147,067	6,378,296
S&P Global Incorporated	14,603	1,959,577
State Street Corporation	35,972	3,018,051
		15,304,257

Consumer Finance : 0.90%
Discover Financial Services	32,104	2,009,389
Synchrony Financial	239,347	6,653,847
		8,663,236

Diversified Financial Services : 1.53%
Berkshire Hathaway Incorporated Class B †	88,772	14,666,022

Insurance : 3.64%
AFLAC Incorporated	97,542	7,303,945
MetLife Incorporated	178,920	9,269,845
Principal Financial Group Incorporated	90,756	5,910,938
Prudential Financial Incorporated	77,850	8,332,286
The Allstate Corporation	23,429	1,904,543

2

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Insurance (continued)
Unum Group	48,860	$2,263,684
		34,985,241

Health Care : 14.40%
Biotechnology : 2.51%
AbbVie Incorporated	105,481	6,955,417
Amgen Incorporated	67,492	11,022,793
Gilead Sciences Incorporated	89,950	6,166,073
		24,144,283

Health Care Equipment & Supplies : 2.48%
Abbott Laboratories	187,008	8,161,029
Baxter International Incorporated	121,489	6,764,508
Medtronic plc	106,647	8,861,299
		23,786,836

Health Care Providers & Services : 3.36%
Anthem Incorporated	11,544	2,053,562
Cardinal Health Incorporated	74,917	5,438,225
Express Scripts Holding Company †	43,450	2,665,223
Humana Incorporated	12,966	2,878,193
McKesson Corporation	41,207	5,698,516
UnitedHealth Group Incorporated	77,411	13,537,636
		32,271,355

Pharmaceuticals : 6.05%
Bristol-Myers Squibb Company	112,348	6,297,105
Eli Lilly & Company	22,698	1,862,598
Johnson & Johnson	172,449	21,292,278
Merck & Company Incorporated	237,373	14,795,459
Pfizer Incorporated	410,192	13,913,713
		58,161,153

Industrials : 9.44%
Aerospace & Defense : 2.13%
General Dynamics Corporation	14,278	2,766,934
L-3 Technologies Incorporated	15,016	2,579,298
The Boeing Company	66,929	12,370,487
United Technologies Corporation	22,970	2,733,200
		20,449,919

Air Freight & Logistics : 0.78%
United Parcel Service Incorporated Class B	69,393	7,456,972

Airlines : 1.50%
Delta Air Lines Incorporated	176,547	8,022,296
United Continental Holdings Incorporated †	90,542	6,356,954
		14,379,250

Commercial Services & Supplies : 0.71%
Waste Management Incorporated	94,256	6,859,952

Construction & Engineering : 0.63%
Jacobs Engineering Group Incorporated	63,893	3,509,004

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Construction & Engineering (continued)
Quanta Services Incorporated †	72,026	$2,552,601
		6,061,605

Electrical Equipment : 0.96%
Eaton Corporation plc	69,520	5,258,493
Emerson Electric Company	31,894	1,922,570
Rockwell Automation Incorporated	12,874	2,025,724
		9,206,787

Industrial Conglomerates : 1.62%
General Electric Company	467,691	13,558,362
Honeywell International Incorporated	15,289	2,004,999
		15,563,361

Machinery : 0.76%
Illinois Tool Works Incorporated	23,060	3,184,355
Ingersoll-Rand plc	46,955	4,167,256
		7,351,611

Road & Rail : 0.35%
Union Pacific Corporation	29,741	3,329,802

Information Technology : 22.96%
Communications Equipment : 1.49%
Cisco Systems Incorporated	420,816	14,337,201

Electronic Equipment, Instruments & Components : 0.35%
Corning Incorporated	116,673	3,366,016

Internet Software & Services : 5.47%
Alphabet Incorporated Class A †	22,295	20,612,173
Alphabet Incorporated Class C †	21,404	19,391,168
Facebook Incorporated Class A †	83,330	12,520,333
		52,523,674

IT Services : 2.63%
Accenture plc Class A	66,093	8,017,081
DXC Technology Company	18,639	1,404,262
International Business Machines Corporation	60,300	9,665,487
The Western Union Company	211,092	4,192,287
Visa Incorporated Class A	21,483	1,959,679
		25,238,796

Semiconductors & Semiconductor Equipment : 3.69%
Analog Devices Incorporated	24,462	1,864,004
Applied Materials Incorporated	127,607	5,182,120
Intel Corporation	399,626	14,446,480
Micron Technology Incorporated †	66,062	1,827,936
NVIDIA Corporation	88,511	9,231,697
Texas Instruments Incorporated	36,734	2,908,598
		35,460,835

Software : 4.34%
Microsoft Corporation	452,225	30,959,324
Oracle Corporation	239,667	10,775,428
		41,734,752

4

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals : 4.99%
Apple Incorporated	248,518	$35,699,611
Hewlett Packard Enterprise Company	257,784	4,802,516
HP Incorporated	395,081	7,435,424
		47,937,551

Materials : 2.92%
Chemicals : 1.59%
LyondellBasell Industries NV Class A	80,605	6,832,080
The Dow Chemical Company	133,710	8,396,988
		15,229,068

Containers & Packaging : 0.71%
Avery Dennison Corporation	81,721	6,800,004

Metals & Mining : 0.62%
Newmont Mining Corporation	176,671	5,973,247

Real Estate : 3.30%
Equity REITs : 3.09%
American Tower Corporation	73,045	9,199,287
Equinix Incorporated	15,021	6,274,272
GGP Incorporated	292,393	6,318,613
Prologis Incorporated	47,841	2,603,029
Simon Property Group Incorporated	32,185	5,318,893
		29,714,094

Real Estate Management & Development : 0.21%
CBRE Group Incorporated Class A †	54,878	1,965,181

Telecommunication Services : 2.83%
Diversified Telecommunication Services : 2.83%
AT&T Incorporated	459,496	18,209,826
Verizon Communications Incorporated	195,815	8,989,867
		27,199,693

Utilities : 3.06%
Electric Utilities : 2.26%
American Electric Power Company Incorporated	52,614	3,568,808
Duke Energy Corporation	37,248	3,072,960
Exelon Corporation	236,130	8,177,182
PG&E Corporation	69,050	4,629,803
Xcel Energy Incorporated	51,542	2,321,967
		21,770,720

Multi-Utilities : 0.80%
CenterPoint Energy Incorporated	131,575	3,753,834
DTE Energy Company	37,395	3,911,143
		7,664,977

Total Common Stocks (Cost $731,435,555)		954,719,122

5

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name		Yield	Shares	Value
Short-Term Investments : 0.80%
Investment Companies : 0.80%
Securities Lending Cash Investment LLC (l)(r)(u)		1.03%	2,305,394	$2,305,625
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.68	5,404,018	5,404,018
Total Short-Term Investments (Cost $7,709,643)				7,709,643

Total investments in securities (Cost $739,145,198)*	100.18%			962,428,765
Other assets and liabilities, net	(0.18)			(1,745,672)

Total net assets	100.00%			$960,683,093

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $738,353,858 and unrealized gains (losses) consists of:

Gross unrealized gains	$234,248,929
Gross unrealized losses	(10,174,022)

Net unrealized gains	$224,074,907

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions In determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$115,921,087	$0	$0	$115,921,087
Consumer staples	82,931,569	0	0	82,931,569
Energy	61,711,477	0	0	61,711,477
Financials	128,216,294	0	0	128,216,294
Health care	138,363,627	0	0	138,363,627
Industrials	90,659,259	0	0	90,659,259
Information technology	220,598,825	0	0	220,598,825
Materials	28,002,319	0	0	28,002,319
Real estate	31,679,275	0	0	31,679,275
Telecommunication services	27,199,693	0	0	27,199,693
Utilities	29,435,697	0	0	29,435,697
Short-term investments
Investment companies	5,404,018	0	0	5,404,018
Investments measured at net asset value*				2,305,625

Total assets	$960,123,140	$0	$0	$962,428,765

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,305,625 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 100.44%
Consumer Discretionary : 18.66%
Hotels, Restaurants & Leisure : 3.21%
Starbucks Corporation	88,600	$5,321,316

Internet & Direct Marketing Retail : 6.67%
Amazon.com Incorporated †	11,953	11,056,405

Media : 2.02%
Charter Communications Incorporated Class A †	9,700	3,348,052

Specialty Retail : 6.76%
The Home Depot Incorporated	42,083	6,569,156
The TJX Companies Incorporated	58,917	4,633,233
		11,202,389

Consumer Staples : 1.26%
Beverages : 1.26%
Monster Beverage Corporation †	45,800	2,078,404

Financials : 7.28%
Capital Markets : 5.72%
Intercontinental Exchange Incorporated	69,815	4,202,863
Raymond James Financial Incorporated	29,500	2,198,340
S&P Global Incorporated	22,978	3,083,418
		9,484,621

Consumer Finance : 1.56%
SLM Corporation †	206,100	2,584,494

Health Care : 14.34%
Biotechnology : 3.96%
Celgene Corporation †	42,679	5,294,330
Gilead Sciences Incorporated	18,500	1,268,175
		6,562,505

Health Care Equipment & Supplies : 5.54%
Baxter International Incorporated	59,000	3,285,120
Boston Scientific Corporation †	115,400	3,044,252
Intuitive Surgical Incorporated †	3,400	2,841,958
		9,171,330

Health Care Providers & Services : 4.84%
UnitedHealth Group Incorporated	45,900	8,026,992

Industrials : 11.79%
Aerospace & Defense : 1.77%
Northrop Grumman Corporation	11,900	2,926,924

Airlines : 1.75%
Spirit Airlines Incorporated †	50,800	2,909,316

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Endeavor Select Fund

Security name		Shares	Value
Building Products : 2.07%
Johnson Controls International plc		82,526	$3,430,606

Commercial Services & Supplies : 3.57%
Waste Connections Incorporated		64,340	5,920,567

Professional Services : 2.63%
TransUnion †		108,792	4,354,944

Information Technology : 41.14%
Communications Equipment : 2.00%
Harris Corporation		29,700	3,323,133

Internet Software & Services : 13.22%
Alphabet Incorporated Class A †		9,899	9,151,823
Alphabet Incorporated Class C †		3,800	3,442,648
Facebook Incorporated Class A †		36,949	5,551,587
Tencent Holdings Limited ADR		119,900	3,758,865
			21,904,923

IT Services : 10.94%
Fidelity National Information Services Incorporated		58,800	4,950,372
PayPal Holdings Incorporated †		107,300	5,120,356
Visa Incorporated Class A		88,458	8,069,139
			18,139,867

Semiconductors & Semiconductor Equipment : 2.16%
Broadcom Limited		16,200	3,577,122

Software : 12.82%
Activision Blizzard Incorporated		91,600	4,786,100
Electronic Arts Incorporated †		45,800	4,342,756
Microsoft Corporation		105,200	7,201,992
Salesforce.com Incorporated †		57,100	4,917,452
			21,248,300

Materials : 4.34%
Chemicals : 2.77%
The Sherwin-Williams Company		13,700	4,585,116

Construction Materials : 1.57%
Vulcan Materials Company		21,600	2,611,008

Real Estate : 1.63%
Equity REITs : 1.63%
SBA Communications Corporation †		21,400	2,706,886

Total Common Stocks (Cost $119,045,059)			166,475,220

Short-Term Investments : 0.00%

	Yield
Investment Companies : 0.00%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.68%	2,045	2,045

Total Short-Term Investments (Cost $2,045)			2,045

2

Wells Fargo Endeavor Select Fund	Portfolio of investments — April 30, 2017 (unaudited)

Total investments in securities (Cost $119,047,104)*	100.44%	166,477,265
Other assets and liabilities, net	(0.44)	(722,712)

Total net assets	100.00%	$165,754,553

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $119,041,165 and unrealized gains (losses) consists of:

Gross unrealized gains	$47,908,774
Gross unrealized losses	(472,674)

Net unrealized gains	$47,436,100

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

3

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$30,928,162	$0	$0	$30,928,162
Consumer staples	2,078,404	0	0	2,078,404
Financials	12,069,115	0	0	12,069,115
Health care	23,760,827	0	0	23,760,827
Industrials	19,542,357	0	0	19,542,357

Information technology	68,193,345	0	0	68,193,345
Materials	7,196,124	0	0	7,196,124
Real estate	2,706,886			2,706,886
Short-term investments
Investment companies	2,045	0	0	2,045

Total assets	$166,477,265	$0	$0	$166,477,265

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.62%
Consumer Discretionary : 15.72%

Diversified Consumer Services : 0.15%
Grand Canyon Education Incorporated †	91,200	$6,854,592

Hotels, Restaurants & Leisure : 1.34%
Starbucks Corporation	541,900	32,546,514
The Habit Restaurants Incorporated Class A †«(l)	1,575,800	29,782,620
		62,329,134

Internet & Direct Marketing Retail : 5.25%
Amazon.com Incorporated †	255,100	235,964,949
Netflix Incorporated †	47,000	7,153,400
		243,118,349

Multiline Retail : 2.14%
Dollar Tree Incorporated †	1,195,760	98,973,055
Specialty Retail : 6.84%
Burlington Stores Incorporated †	1,546,400	152,969,888
Five Below Incorporated †	1,197,400	58,816,288
Floor & Decor Holdings Incorporated †	37,607	1,218,467
The Home Depot Incorporated	526,600	82,202,260
ULTA Salon Cosmetics & Fragrance Incorporated †	76,000	21,389,440
		316,596,343

Consumer Staples : 2.81%
Beverages : 1.29%
Constellation Brands Incorporated Class A	346,500	59,785,110

Food & Staples Retailing : 0.52%
Costco Wholesale Corporation	135,100	23,982,952

Food Products : 0.39%
Blue Buffalo Pet Products Incorporated †	726,100	17,898,365

Personal Products : 0.61%
The Estee Lauder Companies Incorporated Class A	326,900	28,486,066

Energy : 2.38%
Energy Equipment & Services : 0.60%
Halliburton Company	339,600	15,580,848
Schlumberger Limited	164,250	11,922,908
		27,503,756

Oil, Gas & Consumable Fuels : 1.78%
Concho Resources Incorporated †	424,700	53,792,502
Parsley Energy Incorporated Class A †	238,200	7,095,978
Pioneer Natural Resources Company	124,900	21,606,451
		82,494,931

Financials : 7.68%
Capital Markets : 7.68%
CME Group Incorporated	575,300	66,844,107
Goldman Sachs Group Incorporated	228,530	51,145,014
MarketAxess Holdings Incorporated	563,700	108,523,524
Morgan Stanley	1,283,070	55,646,746

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Growth Fund

Security name	Shares	Value
Capital Markets (continued)
Raymond James Financial Incorporated	363,200	$27,065,664
TD Ameritrade Holding Corporation	490,180	18,759,189
The Charles Schwab Corporation	709,500	27,564,075
		355,548,319

Health Care : 13.03%
Biotechnology : 5.78%
BioMarin Pharmaceutical Incorporated †	431,000	41,307,040
Celgene Corporation †	962,200	119,360,910
Incyte Corporation †	180,200	22,395,256
Regeneron Pharmaceuticals Incorporated †	43,000	16,705,070
Spark Therapeutics Incorporated †«	230,000	13,333,100
Tesaro Incorporated †«	12,100	1,785,839
Ultragenyx Pharmaceutical Incorporated †«	212,600	13,689,314
Vertex Pharmaceuticals Incorporated †	328,200	38,826,060
		267,402,589

Health Care Equipment & Supplies : 2.95%
Boston Scientific Corporation †	822,000	21,684,360
Danaher Corporation	106,400	8,866,312
Edwards Lifesciences Corporation †	339,960	37,283,413
Intuitive Surgical Incorporated †	6,000	5,015,220
Nevro Corporation †	200,100	18,853,422
NuVasive Incorporated †	616,600	44,709,666
		136,412,393

Health Care Providers & Services : 1.85%
Acadia Healthcare Company Incorporated †«	1,969,200	85,817,736

Health Care Technology : 1.93%
Veeva Systems Incorporated Class A †	1,666,800	89,373,816

Pharmaceuticals : 0.52%
Zoetis Incorporated	429,300	24,088,023

Industrials : 9.80%
Aerospace & Defense : 0.88%
The Boeing Company	221,200	40,884,396

Building Products : 0.16%
JELD-WEN Holding Incorporated †	218,600	7,220,358

Commercial Services & Supplies : 3.72%
KAR Auction Services Incorporated	1,823,100	79,523,622
Waste Connections Incorporated	1,007,710	92,729,474
		172,253,096

Machinery : 1.56%
Fortive Corporation	120,000	7,591,200
ITT Incorporated	771,300	32,494,869
REV Group Incorporated	327,800	9,243,960
Snap-on Incorporated	137,600	23,052,128
		72,382,157

Road & Rail : 3.48%
CSX Corporation	293,200	14,906,288
Norfolk Southern Corporation	471,600	55,408,284
Union Pacific Corporation	808,200	90,486,072
		160,800,644

2

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Information Technology : 44.04%
Internet Software & Services : 16.61%
Alibaba Group Holding Limited ADR †«	253,000	$29,221,500
Alphabet Incorporated Class A †	314,885	291,117,480
Alphabet Incorporated Class C †	25,200	22,830,192
Cloudera Incorporated †	192,720	3,254,068
CoStar Group Incorporated †	2,000	481,780
Envestnet Incorporated †	1,877,300	65,330,040
Facebook Incorporated Class A †	1,942,600	291,875,650
Five9 Incorporated †	110,000	2,006,950
LogMeIn Incorporated	246,881	27,897,553
Yelp Incorporated †	983,510	34,826,089
		768,841,302

IT Services : 9.83%
Accenture plc Class A	72,000	8,733,600
Euronet Worldwide Incorporated †	829,700	68,549,814
Global Payments Incorporated	580,800	47,486,208
MasterCard Incorporated Class A	905,100	105,281,232
PayPal Holdings Incorporated †	625,300	29,839,316
Square Incorporated Class A †	879,000	16,032,960
Vantiv Incorporated Class A †	660,300	40,965,012
Visa Incorporated Class A	1,515,100	138,207,422
		455,095,564

Semiconductors & Semiconductor Equipment : 5.27%
Broadcom Limited	68,100	15,037,161
Microchip Technology Incorporated «	1,824,240	137,876,059
Monolithic Power Systems Incorporated	561,000	51,331,500
NVIDIA Corporation	81,000	8,448,300
Texas Instruments Incorporated	393,600	31,165,248
		243,858,268

Software : 9.75%
Adobe Systems Incorporated †	272,700	36,470,898
Microsoft Corporation	1,382,300	94,632,258
Paycom Software Incorporated †«	283,100	17,056,775
Paylocity Holding Corporation †«	1,166,800	46,018,592
Proofpoint Incorporated †	876,800	66,084,416
Salesforce.com Incorporated †	526,200	45,316,344
ServiceNow Incorporated †	147,400	13,926,352
Splunk Incorporated †	1,106,400	71,152,584
Ultimate Software Group Incorporated †	298,750	60,547,663
		451,205,882

Technology Hardware, Storage & Peripherals : 2.58%
Apple Incorporated	830,600	119,315,690

Materials : 3.98%
Chemicals : 3.98%
Ecolab Incorporated	536,600	69,269,694
PolyOne Corporation	662,100	25,960,941
Praxair Incorporated	713,900	89,223,222
		184,453,857

Real Estate : 0.18%
Equity REITs : 0.18%
Crown Castle International Corporation	9,000	851,400

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Growth Fund

Security name			Shares	Value
Equity REITs (continued)
Equinix Incorporated			18,000	$7,518,600
				8,370,000

Total Common Stocks (Cost $2,606,847,973)				4,611,346,743

		Yield
Short-Term Investments : 3.82%
Investment Companies : 3.82%
Securities Lending Cash Investment LLC (l)(r)(u)		1.03%	152,008,563	152,023,764
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.68	24,777,357	24,777,357
Total Short-Term Investments (Cost $176,794,980)				176,801,121

Total investments in securities (Cost $2,783,642,953)*	103.44%			4,788,147,864
Other assets and liabilities, net	(3.44)			(159,287,572)

Total net assets	100.00%			$4,628,860,292

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,779,883,462 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,028,578,513
Gross unrealized losses	(20,314,111)
Net unrealized gains	$2,008,264,402

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions In determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$727,871,473	$0	$0	$727,871,473
Consumer staples	130,152,493	0	0	130,152,493
Energy	109,998,687	0	0	109,998,687
Financials	355,548,319	0	0	355,548,319
Health care	603,094,557	0	0	603,094,557
Industrials	453,540,651	0	0	453,540,651
Information technology	2,038,316,706	0	0	2,038,316,706
Materials	184,453,857	0	0	184,453,857
Real estate	8,370,000	0	0	8,370,000
Short-term investments
Investment companies	24,777,357	0	0	24,777,357
Investments measured at net asset value*				152,023,764

Total assets	$4,636,124,100	$0	$0	$4,788,147,864

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $152,023,764 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Envestnet Incorporated*	2,909,831	0	(1,032,531)	1,877,300	$65,330,040
The Habit Restaurants Incorporated Class A	1,299,600	498,000	(221,800)	1,575,800	29,782,620

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Intrinsic Value Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.41%
Consumer Discretionary : 10.28%
Media : 3.85%
Comcast Corporation Class A	671,800	$26,327,842
The Walt Disney Company	83,900	9,698,840
		36,026,682

Specialty Retail : 3.99%
Advance Auto Parts Incorporated	87,500	12,437,250
The TJX Companies Incorporated	317,300	24,952,472
		37,389,722

Textiles, Apparel & Luxury Goods : 2.44%
Nike Incorporated Class B	411,800	22,817,838

Consumer Staples : 8.83%
Beverages : 2.32%
Anheuser-Busch InBev NV ADR «	192,000	21,742,080

Food Products : 6.51%
Mondelez International Incorporated Class A	495,400	22,307,862
Nestle SA ADR	264,100	20,335,436
TreeHouse Foods Incorporated †	207,990	18,219,924
		60,863,222

Energy : 9.42%
Energy Equipment & Services : 3.16%
Schlumberger Limited	248,000	18,002,320
TechnipFMC plc †	383,700	11,560,881
		29,563,201

Oil, Gas & Consumable Fuels : 6.26%
Concho Resources Incorporated †	62,300	7,890,918
EOG Resources Incorporated	310,700	28,739,750
Royal Dutch Shell plc ADR Class A	421,197	21,982,271
		58,612,939

Financials : 14.21%
Banks : 7.85%
BB&T Corporation	520,500	22,475,190
CIT Group Incorporated	469,000	21,719,390
US Bancorp	570,600	29,260,368
		73,454,948

Capital Markets : 1.45%
UBS Group AG «	799,400	13,597,794

Consumer Finance : 1.73%
Synchrony Financial	582,800	16,201,840

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Intrinsic Value Fund

Security name	Shares	Value
Insurance : 3.18%
The Allstate Corporation	365,300	$29,695,237

Health Care : 10.23%
Biotechnology : 1.97%
Gilead Sciences Incorporated	268,300	18,391,965

Health Care Equipment & Supplies : 1.81%
Abbott Laboratories	387,700	16,919,228

Health Care Providers & Services : 2.67%
Cigna Corporation	160,000	25,019,200

Pharmaceuticals : 3.78%
Eli Lilly & Company	161,400	13,244,484
Merck & Company Incorporated	355,400	22,152,082
		35,396,566

Industrials : 12.49%
Aerospace & Defense : 3.15%
General Dynamics Corporation	90,100	17,460,479
Lockheed Martin Corporation	44,400	11,963,580
		29,424,059

Air Freight & Logistics : 1.44%
United Parcel Service Incorporated Class B	125,500	13,486,230

Electrical Equipment : 2.08%
Sensata Technologies Holding NV †	472,600	19,461,668

Industrial Conglomerates : 2.92%
Honeywell International Incorporated	208,400	27,329,576

Trading Companies & Distributors : 2.90%
AerCap Holdings NV †	589,800	27,136,698

Information Technology : 19.53%
Communications Equipment : 5.46%
Cisco Systems Incorporated	674,000	22,963,180
Motorola Solutions Incorporated	327,500	28,155,175
		51,118,355

Internet Software & Services : 3.35%
Alphabet Incorporated Class C †	34,600	31,346,216

IT Services : 3.72%
Accenture plc Class A	211,400	25,642,820
The Western Union Company	461,000	9,155,460
		34,798,280

Software : 4.75%
Microsoft Corporation	446,500	30,567,390
Oracle Corporation	309,000	13,892,640
		44,460,030

2

Wells Fargo Intrinsic Value Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name			Shares	Value
Technology Hardware, Storage & Peripherals : 2.25%
Apple Incorporated			146,700	$21,073,455

Materials : 3.19%
Construction Materials : 3.19%
Vulcan Materials Company			246,604	29,809,492

Real Estate : 2.79%
Equity REITs : 2.79%
Crown Castle International Corporation			276,300	26,137,980

Telecommunication Services : 1.71%
Diversified Telecommunication Services : 1.71%
Verizon Communications Incorporated			349,100	16,027,181

Utilities : 4.73%
Electric Utilities : 2.83%
NextEra Energy Incorporated			198,300	26,484,948

Multi-Utilities : 1.90%
WEC Energy Group Incorporated			293,400	17,756,568

Total Common Stocks (Cost $750,493,806)				911,543,198

		Yield
Short-Term Investments : 5.85%
Investment Companies : 5.85%
Securities Lending Cash Investment LLC (l)(r)(u)		1.03%	30,715,029	30,718,101
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.68	24,005,313	24,005,313
Total Short-Term Investments (Cost $54,723,386)				54,723,414

Total investments in securities (Cost $805,217,192)*	103.26%			966,266,612
Other assets and liabilities, net	(3.26)			(30,516,858)

Total net assets	100.00%			$935,749,754

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $805,275,014 and unrealized gains (losses) consists of:

Gross unrealized gains	$175,723,689
Gross unrealized losses	(14,732,091)
Net unrealized gains	$160,991,598

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

3

Wells Fargo Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$96,234,242	$0	$0	$96,234,242
Consumer staples	82,605,302	0	0	82,605,302
Energy	88,176,140	0	0	88,176,140
Financials	132,949,819	0	0	132,949,819
Health care	95,726,959	0	0	95,726,959
Industrials	116,838,231	0	0	116,838,231
Information technology	182,796,336	0	0	182,796,336
Materials	29,809,492	0	0	29,809,492
Real estate	26,137,980	0	0	26,137,980
Telecommunication services	16,027,181	0	0	16,027,181
Utilities	44,241,516	0	0	44,241,516
Short-term investments
Investment companies	24,005,313	0	0	24,005,313
Investments measured at net asset value*				30,718,101

Total assets	$935,548,511	$0	$0	$966,266,612

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $30,718,101 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.25%
Consumer Discretionary : 14.76%
Auto Components : 2.16%
Lear Corporation	160,421	$22,885,660

Automobiles : 1.86%
General Motors Company	566,927	19,638,351

Media : 2.28%
Comcast Corporation Class A	616,428	24,157,813

Specialty Retail : 8.46%
Foot Locker Incorporated	287,303	22,220,014
Lowe’s Companies Incorporated	282,389	23,969,178
The Home Depot Incorporated	157,605	24,602,141
The TJX Companies Incorporated	237,710	18,693,514
		89,484,847

Consumer Staples : 7.23%
Food & Staples Retailing : 5.24%
CVS Health Corporation	209,492	17,270,520
Sysco Corporation	354,334	18,733,639
Wal-Mart Stores Incorporated	258,213	19,412,453
		55,416,612

Food Products : 1.99%
Pinnacle Foods Incorporated	362,853	21,099,902

Energy : 5.07%
Oil, Gas & Consumable Fuels : 5.07%
Chevron Corporation	171,338	18,281,765
Exxon Mobil Corporation	215,367	17,584,716
Valero Energy Corporation	274,313	17,723,363
		53,589,844

Financials : 16.25%
Banks : 10.10%
Bank of America Corporation	870,866	20,326,012
Citizens Financial Group Incorporated	550,393	20,204,927
Huntington Bancshares Incorporated	1,570,356	20,194,778
JPMorgan Chase & Company	283,284	24,645,708
SunTrust Banks Incorporated	378,810	21,520,196
		106,891,621

Capital Markets : 2.09%
Goldman Sachs Group Incorporated	98,718	22,093,088

Insurance : 4.06%
Lincoln National Corporation	319,712	21,078,612
Prudential Financial Incorporated	204,518	21,889,562
		42,968,174

Health Care : 12.91%
Biotechnology : 3.04%
Amgen Incorporated	112,619	18,392,935

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Large Cap Core Fund

Security name	Shares	Value
Biotechnology (continued)
Gilead Sciences Incorporated	201,051	$13,782,046
		32,174,981

Health Care Providers & Services : 8.17%
Aetna Incorporated	179,014	24,179,421
Centene Corporation †	293,938	21,868,987
HCA Holdings Incorporated †	214,098	18,029,193
UnitedHealth Group Incorporated	128,109	22,403,702
		86,481,303

Pharmaceuticals : 1.70%
Merck & Company Incorporated	288,281	17,968,555

Industrials : 9.38%
Aerospace & Defense : 4.13%
Northrop Grumman Corporation	90,377	22,229,127
Spirit AeroSystems Holdings Incorporated Class A	375,321	21,453,348
		43,682,475

Airlines : 1.67%
Delta Air Lines Incorporated	389,044	17,678,159

Construction & Engineering : 1.68%
EMCOR Group Incorporated	270,148	17,759,530

Machinery : 1.90%
Stanley Black & Decker Incorporated	147,621	20,098,599

Information Technology : 25.79%
Electronic Equipment, Instruments & Components : 4.49%
CDW Corporation of Delaware	432,525	25,557,902
Jabil Circuit Incorporated	754,194	21,886,710
		47,444,612

Internet Software & Services : 1.96%
Alphabet Incorporated Class C †	22,889	20,736,518

IT Services : 1.78%
Accenture plc Class A	155,645	18,879,739

Semiconductors & Semiconductor Equipment : 6.07%
Analog Devices Incorporated	252,619	19,249,568
Intel Corporation	491,814	17,779,076
NVIDIA Corporation	260,969	27,219,067
		64,247,711

Software : 6.81%
Electronic Arts Incorporated †	239,923	22,749,499
Microsoft Corporation	396,641	27,154,043
VMware Incorporated Class A †«	235,508	22,166,014
		72,069,556

Technology Hardware, Storage & Peripherals : 4.68%
Apple Incorporated	189,788	27,263,046
NetApp Incorporated	557,424	22,213,346
		49,476,392

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name			Shares	Value
Materials : 6.08%
Chemicals : 2.12%
Dow Chemical Company			356,270	$22,373,756

Containers & Packaging : 2.01%
Avery Dennison Corporation			255,700	21,276,797

Metals & Mining : 1.95%
Nucor Corporation			337,207	20,680,905

Real Estate : 1.78%
Equity REITs : 1.78%
Prologis Incorporated			345,344	18,790,167

Total Common Stocks (Cost $824,216,839)				1,050,045,667

		Yield
Short-Term Investments : 0.90%
Investment Companies : 0.90%
Securities Lending Cash Investment LLC (l)(u)		1.03%	846,915	847,000
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.68	8,700,483	8,700,483
Total Short-Term Investments (Cost $9,547,483)				9,547,483

Total investments in securities (Cost $833,764,322)*	100.15%			1,059,593,150
Other assets and liabilities, net	(0.15)			(1,636,978)

Total net assets	100.00%			$1,057,956,172

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $832,676,483 and unrealized gains (losses) consists of:

Gross unrealized gains	$234,037,313
Gross unrealized losses	(7,120,646)
Net unrealized gains	$226,916,667

Abbreviations:
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

3

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$156,166,671	$0	$0	$156,166,671
Consumer staples	76,516,514	0	0	76,516,514
Energy	53,589,844	0	0	53,589,844
Financials	171,952,883	0	0	171,952,883
Health care	136,624,839	0	0	136,624,839
Industrials	99,218,763	0	0	99,218,763
Information technology	272,854,528	0	0	272,854,528
Materials	64,331,458	0	0	64,331,458
Real estate	18,790,167	0	0	18,790,167
Short-term investments
Investment companies	8,700,483	0	0	8,700,483
Investments measured at net asset value*				847,000

Total assets	$1,058,746,150	$0	$0	$1,059,593,150

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $847,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.21%
Consumer Discretionary : 19.55%
Hotels, Restaurants & Leisure : 1.87%
Marriott International Incorporated Class A	73,640	$6,953,089
Starbucks Corporation	245,090	14,720,105
		21,673,194

Internet & Direct Marketing Retail : 8.10%
Amazon.com Incorporated †	71,570	66,201,534
Netflix Incorporated †	42,000	6,392,400
The Priceline Group Incorporated †	11,500	21,238,430
		93,832,364

Multiline Retail : 2.90%
Dollar Tree Incorporated †	405,000	33,521,850

Specialty Retail : 5.44%
O’Reilly Automotive Incorporated †	86,870	21,556,791
The Home Depot Incorporated	216,090	33,731,649
ULTA Salon Cosmetics & Fragrance Incorporated †	27,320	7,688,941
		62,977,381

Textiles, Apparel & Luxury Goods : 1.24%
Nike Incorporated Class B	260,000	14,406,600

Consumer Staples : 4.13%
Beverages : 0.75%
Dr Pepper Snapple Group Incorporated	94,280	8,640,762

Food & Staples Retailing : 1.75%
Costco Wholesale Corporation	114,290	20,288,761

Household Products : 0.39%
Colgate-Palmolive Company	63,640	4,584,626

Personal Products : 1.24%
The Estee Lauder Companies Incorporated Class A	164,650	14,347,601

Energy : 2.27%
Oil, Gas & Consumable Fuels : 2.27%
Concho Resources Incorporated †	120,670	15,284,062
EOG Resources Incorporated	57,060	5,278,050
Pioneer Natural Resources Company	33,000	5,708,670
		26,270,782

Financials : 4.32%
Capital Markets : 4.32%
The Charles Schwab Corporation	428,450	16,645,283
CME Group Incorporated	96,030	11,157,726
Goldman Sachs Group Incorporated	43,220	9,672,636
Morgan Stanley	290,090	12,581,203
		50,056,848

Health Care : 12.15%
Biotechnology : 7.88%
Amgen Incorporated	84,000	13,718,880

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Large Cap Growth Fund

Security name	Shares	Value
Biotechnology (continued)
BioMarin Pharmaceutical Incorporated †	138,740	$13,296,842
Celgene Corporation †	250,070	31,021,184
Incyte Corporation †	83,870	10,423,364
Regeneron Pharmaceuticals Incorporated †	15,690	6,095,408
Tesaro Incorporated †«	28,060	4,141,375
Vertex Pharmaceuticals Incorporated †	106,640	12,615,512
		91,312,565

Health Care Equipment & Supplies : 2.65%
Boston Scientific Corporation †	332,090	8,760,534
Danaher Corporation	147,810	12,317,007
Edwards Lifesciences Corporation †	87,450	9,590,642
		30,668,183

Pharmaceuticals : 1.62%
Zoetis Incorporated	333,970	18,739,057

Industrials : 10.76%
Aerospace & Defense : 1.23%
The Boeing Company	76,710	14,178,309

Air Freight & Logistics : 0.97%
FedEx Corporation	58,940	11,180,918

Airlines : 0.59%
Southwest Airlines Company	121,483	6,829,774

Commercial Services & Supplies : 1.30%
KAR Auction Services Incorporated	129,090	5,630,906
Waste Connections Incorporated	102,840	9,463,337
		15,094,243

Electrical Equipment : 1.00%
Rockwell Automation Incorporated	73,900	11,628,165

Industrial Conglomerates : 1.60%
3M Company	94,480	18,502,018

Machinery : 0.62%
Fortive Corporation	114,090	7,217,333

Road & Rail : 3.45%
CSX Corporation	85,138	4,328,416
Norfolk Southern Corporation	61,740	7,253,833
Union Pacific Corporation	253,000	28,325,880
		39,908,129

Information Technology : 41.82%
Internet Software & Services : 14.09%
Alphabet Incorporated Class A †	53,000	48,999,560
Alphabet Incorporated Class C †	38,830	35,178,427
eBay Incorporated †	210,070	7,018,439
Facebook Incorporated Class A †	478,960	71,963,740
		163,160,166

IT Services : 8.36%
Accenture plc Class A	66,800	8,102,840
MasterCard Incorporated Class A	303,250	35,274,040
PayPal Holdings Incorporated †	386,350	18,436,622

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name			Shares	Value
IT Services (continued)
Visa Incorporated Class A			383,420	$34,975,571
				96,789,073

Semiconductors & Semiconductor Equipment : 7.01%
Broadcom Limited			115,870	25,585,255
Microchip Technology Incorporated «			326,490	24,676,114
NVIDIA Corporation			61,740	6,439,482
Texas Instruments Incorporated			309,650	24,518,087
				81,218,938

Software : 11.22%
Adobe Systems Incorporated †			143,130	19,142,206
CDK Global Incorporated			90,740	5,899,007
Microsoft Corporation			849,420	58,151,293
Salesforce.com Incorporated †			196,450	16,918,274
ServiceNow Incorporated †			143,130	13,522,922
Splunk Incorporated †			252,740	16,253,709
				129,887,411

Technology Hardware, Storage & Peripherals : 1.14%
Apple Incorporated			91,870	13,197,126

Materials : 3.91%
Chemicals : 3.91%
Ecolab Incorporated			179,970	23,232,327
Praxair Incorporated			176,170	22,017,727
				45,250,054

Telecommunication Services : 0.30%
Wireless Telecommunication Services : 0.30%
T-Mobile US Incorporated †			51,000	3,430,770

Total Common Stocks (Cost $640,190,082)				1,148,793,001

		Yield
Short-Term Investments : 0.83%
Investment Companies : 0.83%
Securities Lending Cash Investment LLC (l)(r)(u)		0.68%	3,154,650	3,154,966
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.03	6,455,380	6,455,380
Total Short-Term Investments (Cost $9,610,307)				9,610,346

Total investments in securities (Cost $649,800,389)*	100.04%			1,158,403,347
Other assets and liabilities, net	(0.04)			(426,581)

Total net assets	100.00%			$1,157,976,766

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $649,749,880 and unrealized gains (losses) consists of:

Gross unrealized gains	$511,223,119
Gross unrealized losses	(2,569,652)

Net unrealized gains	$508,653,467

Abbreviations:

LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$226,411,389	$0	$0	$226,411,389
Consumer staples	47,861,750	0	0	47,861,750
Energy	26,270,782	0	0	26,270,782
Financials	50,056,848	0	0	50,056,848
Health care	140,719,805	0	0	140,719,805
Industrials	124,538,889	0	0	124,538,889
Information technology	484,252,714	0	0	484,252,714
Materials	45,250,054	0	0	45,250,054
Telecommunication services	3,430,770	0	0	3,430,770
Short-term investments
Investment companies	6,455,380	0	0	6,455,380
Investments measured at net asset value*				3,154,966

Total assets	$1,155,248,381	$0	$0	$1,158,403,347

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,154,966 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.49%
Consumer Discretionary : 5.18%
Hotels, Restaurants & Leisure : 1.74%
Yum China Holdings Incorporated †	130,774	$4,462,009

Internet & Direct Marketing Retail : 0.30%
Amazon.com Incorporated †	830	767,742

Media : 1.91%
Time Warner Incorporated	49,589	4,922,700

Multiline Retail : 0.17%
Target Corporation	8,016	447,694

Specialty Retail : 1.06%
Burlington Stores Incorporated †	15,352	1,518,620
Office Depot Incorporated	243,376	1,209,579
		2,728,199

Consumer Staples : 8.84%
Beverages : 1.34%
PepsiCo Incorporated	30,361	3,439,294

Food & Staples Retailing : 3.39%
Wal-Mart Stores Incorporated	24,912	1,872,884
Walgreens Boots Alliance Incorporated	79,292	6,861,930
		8,734,814

Food Products : 1.95%
Bunge Limited	17,858	1,411,318
ConAgra Foods Incorporated	85,544	3,317,396
Ingredion Incorporated	2,231	276,242
		5,004,956

Household Products : 0.66%
The Procter & Gamble Company	19,356	1,690,359

Tobacco : 1.50%
Altria Group Incorporated	53,784	3,860,616

Energy : 10.80%
Energy Equipment & Services : 0.23%
Ensco plc Class A	13,171	103,919
Unit Corporation †	23,484	504,671
		608,590

Oil, Gas & Consumable Fuels : 10.57%
Chevron Corporation	23,485	2,505,850
ConocoPhillips	131,768	6,313,005
EOG Resources Incorporated	46,335	4,285,988
Exxon Mobil Corporation	62,198	5,078,467
Marathon Petroleum Corporation	111,856	5,697,945
RSP Permian Incorporated †	32,415	1,233,391
World Fuel Services Corporation	56,254	2,071,835
		27,186,481

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Large Company Value Fund

Security name	Shares	Value
Financials : 27.50%
Banks : 11.41%
Bank of America Corporation	460,707	$10,752,901
Citigroup Incorporated	134,341	7,942,240
JPMorgan Chase & Company	40,948	3,562,476
US Bancorp	138,539	7,104,280
		29,361,897

Capital Markets : 2.45%
Bank of New York Mellon Corporation	133,814	6,297,287

Consumer Finance : 4.28%
Ally Financial Incorporated	56,439	1,117,492
Discover Financial Services	80,355	5,029,419
Synchrony Financial	175,366	4,875,175
		11,022,086

Diversified Financial Services : 3.52%
Berkshire Hathaway Incorporated Class B †	54,783	9,050,699

Insurance : 3.56%
AFLAC Incorporated	37,215	2,786,659
Assured Guaranty Limited	45,229	1,724,582
CNO Financial Group Incorporated	18,257	384,675
The Allstate Corporation	40,456	3,288,668
Unum Group	20,794	963,386
		9,147,970

Mortgage REITs : 0.99%
New Residential Investment Corporation	152,889	2,548,660

Thrifts & Mortgage Finance : 1.29%
Essent Group Limited †	28,424	1,051,972
Radian Group Incorporated	134,566	2,271,474
		3,323,446

Health Care : 12.69%
Biotechnology : 2.77%
Amgen Incorporated	3,500	571,620
Biogen Incorporated	14,380	3,900,000
Gilead Sciences Incorporated	34,898	2,392,258
Incyte Corporation †	2,171	269,812
		7,133,690

Health Care Equipment & Supplies : 0.26%
Abbott Laboratories	15,453	674,369

Health Care Providers & Services : 0.89%
UnitedHealth Group Incorporated	13,119	2,294,251

Pharmaceuticals : 8.77%
Johnson & Johnson	60,324	7,448,204
Merck & Company Incorporated	146,087	9,105,603
Pfizer Incorporated	176,587	5,989,831
		22,543,638

Industrials : 8.50%
Aerospace & Defense : 1.92%
Raytheon Company	640	99,334

2

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Aerospace & Defense (continued)
Spirit AeroSystems Holdings Incorporated Class A	39,960	$2,284,114
United Technologies Corporation	21,457	2,553,168
		4,936,616

Air Freight & Logistics : 2.22%
Expeditors International of Washington Incorporated	12,415	696,357
FedEx Corporation	26,460	5,019,462
		5,715,819

Airlines : 1.98%
Southwest Airlines Company	90,470	5,086,223

Commercial Services & Supplies : 0.42%
HNI Corporation	15,326	716,644
Steelcase Incorporated Class A	20,811	354,828
		1,071,472

Electrical Equipment : 1.05%
EnerSys	32,341	2,687,861

Machinery : 0.46%
Cummins Incorporated	7,904	1,193,030

Trading Companies & Distributors : 0.45%
HD Supply Holdings Incorporated †	28,973	1,167,612

Information Technology : 10.52%
Communications Equipment : 3.62%
Cisco Systems Incorporated	273,200	9,307,924

Electronic Equipment, Instruments & Components : 0.26%
Arrow Electronics Incorporated †	657	46,319
Tech Data Corporation †	6,465	618,377
		664,696

Internet Software & Services : 0.03%
LogMeIn Incorporated	702	79,326

IT Services : 0.33%
DXC Technology Company	11,153	840,267
Semiconductors & Semiconductor Equipment : 4.86%
Brooks Automation Incorporated	33,955	857,703
Intel Corporation	176,608	6,384,379
Marvell Technology Group Limited	109,905	1,650,773
Micron Technology Incorporated †	87,533	2,422,038
Texas Instruments Incorporated	15,056	1,192,134
		12,507,027

Software : 0.48%
Oracle Corporation	27,514	1,237,029

Technology Hardware, Storage & Peripherals : 0.94%
Hewlett Packard Enterprise Company	129,840	2,418,919

Materials : 2.90%
Chemicals : 0.60%
Monsanto Company	561	65,418

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Large Company Value Fund

Security name		Shares	Value
Chemicals (continued)
The Chemours Company		36,405	$1,466,757
			1,532,175

Containers & Packaging : 0.97%
WestRock Company		46,470	2,488,933

Metals & Mining : 1.33%
Cliffs Natural Resources Incorporated †		21,916	147,276
Coeur D’alene Mines Corporation †		145,894	1,321,800
Southern Copper Corporation		55,577	1,965,758
			3,434,834

Real Estate : 2.87%
Equity REITs : 1.76%
Equity Commonwealth †		25,357	811,170
Quality Care Properties Incorporated †		117,283	2,034,860
Rayonier Incorporated		54,270	1,531,499
Xenia Hotels & Resorts Incorporated		8,845	154,434
			4,531,963

Real Estate Management & Development : 1.11%
CBRE Group Incorporated Class A †		79,323	2,840,557

Telecommunication Services : 3.09%
Diversified Telecommunication Services : 2.67%
Verizon Communications Incorporated		149,510	6,864,004

Wireless Telecommunication Services : 0.42%
Telephone & Data Systems Incorporated		39,770	1,092,084

Utilities : 5.60%
Electric Utilities : 3.62%
American Electric Power Company Incorporated		38,242	2,593,955
Avangrid Incorporated		10,781	468,974
Exelon Corporation		69,156	2,394,872
PG&E Corporation		57,503	3,855,576
			9,313,377

Gas Utilities : 0.54%
UGI Corporation		27,706	1,389,733

Multi-Utilities : 1.44%
CMS Energy Corporation		41,585	1,887,959
MDU Resources Group Incorporated		67,786	1,823,442
			3,711,401

Total Common Stocks (Cost $234,614,671)			253,364,329

	Yield
Short-Term Investments : 1.53%
Investment Companies : 1.53%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.68%	3,920,329	3,920,329

Total Short-Term Investments (Cost $3,920,329)			3,920,329

4

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2017 (unaudited)

		Value
Total investments in securities (Cost $238,535,000)*	100.02%	$257,284,658
Other assets and liabilities, net	(0.02)	(40,864)

Total net assets	100.00%	$257,243,794

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $241,550,514 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,676,027
Gross unrealized losses	(7,941,883)

Net unrealized gains	$15,734,144

Abbreviations:

plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$13,328,344	$0	$0	$13,328,344
Consumer staples	22,730,039	0	0	22,730,039
Energy	27,795,071	0	0	27,795,071
Financials	70,752,045	0	0	70,752,045
Health care	32,645,948	0	0	32,645,948
Industrials	21,858,633	0	0	21,858,633
Information technology	27,055,188	0	0	27,055,188
Materials	7,455,942	0	0	7,455,942
Real estate	7,372,520	0	0	7,372,520
Telecommunication services	7,956,088	0	0	7,956,088
Utilities	14,414,511	0	0	14,414,511
Short-term investments
Investment companies	3,920,329	0	0	3,920,329

Total assets	$257,284,658	$0	$0	$257,284,658

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.74%
Consumer Discretionary : 8.69%
Diversified Consumer Services : 0.37%
H&R Block Incorporated	5,128	$127,123

Hotels, Restaurants & Leisure : 3.52%
Aramark	13,611	497,074
Darden Restaurants Incorporated	5,270	448,951
McDonald’s Corporation	444	62,129
Six Flags Entertainment Corporation	1,524	95,418
The Wendy’s Company	5,333	78,608
Yum China Holdings Incorporated †	1,226	41,831
		1,224,011

Media : 0.68%
Clear Channel Outdoor Holdings Incorporated Class A	2,711	13,962
Regal Entertainment Group Class A	5,104	112,645
The Walt Disney Company	955	110,398
		237,005

Multiline Retail : 0.96%
Dollar General Corporation	755	54,896
Target Corporation	4,974	277,798
		332,694

Specialty Retail : 2.14%
Murphy USA Incorporated †	437	30,402
The Gap Incorporated	2,026	53,081
ULTA Beauty Incorporated †	1,715	482,670
Urban Outfitters Incorporated †	7,821	178,944
		745,097

Textiles, Apparel & Luxury Goods : 1.02%
Michael Kors Holdings Limited †	9,467	353,403

Consumer Staples : 28.20%
Beverages : 4.81%
Dr Pepper Snapple Group Incorporated	6,787	622,029
PepsiCo Incorporated	7,606	861,608
The Coca-Cola Company	4,347	187,573
		1,671,210

Food & Staples Retailing : 7.47%
Costco Wholesale Corporation	2,759	489,778
Sysco Corporation	16,535	874,205
The Kroger Company	11,875	352,094
Wal-Mart Stores Incorporated	11,678	877,952
		2,594,029

Food Products : 3.99%
Blue Buffalo Pet Products Incorporated †	467	11,512
Flowers Foods Incorporated	12,847	251,930
General Mills Incorporated	359	20,646
Kellogg Company	7,637	542,227
McCormick & Company Incorporated	5,273	526,773
The Hershey Company	313	33,867
		1,386,955

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name	Shares	Value
Household Products : 7.63%
Colgate-Palmolive Company	8,543	$615,438
Kimberly-Clark Corporation	6,401	830,530
The Clorox Company	2,780	371,658
The Procter & Gamble Company	9,546	833,652
		2,651,278

Tobacco : 4.30%
Altria Group Incorporated	11,055	793,528
Philip Morris International	6,311	699,511
		1,493,039

Financials : 16.50%
Banks : 1.72%
BankUnited Incorporated	7,907	279,038
Fifth Third Bancorp	2,327	56,849
US Bancorp	5,095	261,272
		597,159

Capital Markets : 1.11%
CBOE Holdings Incorporated	3,889	320,492
Intercontinental Exchange Incorporated	1,091	65,678
		386,170

Insurance : 11.68%
American Financial Group Incorporated	8,000	778,480
American National Insurance Company	202	23,618
Aon plc	1,358	162,743
Aspen Insurance Holdings Limited	4,170	218,300
Athene Holding Limited Class A †	2,355	125,545
Axis Capital Holdings Limited	9,918	653,596
Everest Reinsurance Group Limited	2,796	703,781
ProAssurance Corporation	324	20,056
RenaissanceRe Holdings Limited	4,738	673,601
The Progressive Corporation	1,575	62,559
Validus Holdings Limited	11,510	636,273
		4,058,552

Mortgage REITs : 1.99%
Chimera Investment Corporation	16,726	340,541
MFA Financial Incorporated	42,071	349,610
		690,151

Health Care : 12.72%
Health Care Equipment & Supplies : 3.24%
Abbott Laboratories	689	30,068
Baxter International Incorporated	13,948	776,625
Dentsply Sirona Incorporated	1,386	87,651
IDEXX Laboratories Incorporated †	888	148,944
Teleflex Incorporated	397	82,135
		1,125,423

Health Care Providers & Services : 1.42%
AmerisourceBergen Corporation	3,048	250,088
Laboratory Corporation of America Holdings †	230	32,235
McKesson Corporation	529	73,155
Quest Diagnostics Incorporated	1,320	139,273
		494,751

2

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services : 1.11%
Quintiles Transnational Holdings Incorporated †	4,555	$383,895

Pharmaceuticals : 6.95%
Bristol-Myers Squibb Company	3,462	194,045
Johnson & Johnson	6,884	849,967
Merck & Company Incorporated	13,701	853,983
Pfizer Incorporated	15,232	516,669
		2,414,664

Industrials : 9.21%
Aerospace & Defense : 2.16%
Lockheed Martin Corporation	1,308	352,441
Raytheon Company	2,555	396,562
		749,003

Air Freight & Logistics : 2.88%
Expeditors International of Washington Incorporated	6,883	386,067
United Parcel Service Incorporated Class B	5,712	613,812
		999,879

Commercial Services & Supplies : 3.06%
Republic Services Incorporated	5,506	346,823
Waste Management Incorporated	9,817	714,481
		1,061,304

Industrial Conglomerates : 0.28%
3M Company	505	98,894

Road & Rail : 0.57%
Landstar System Incorporated	2,336	199,611

Trading Companies & Distributors : 0.26%
MSC Industrial Direct Company Class A	1,019	91,231

Information Technology : 8.41%
Communications Equipment : 1.21%
Cisco Systems Incorporated	10,122	344,857
Motorola Solutions Incorporated	853	73,332
		418,189

Internet Software & Services : 0.56%
eBay Incorporated †	5,839	195,081

IT Services : 3.95%
Accenture plc Class A	431	52,280
Amdocs Limited	10,291	630,221
Booz Allen Hamilton Holding Corporation	6,302	226,431
Broadridge Financial Solutions Incorporated	2,349	164,289
Square Incorporated Class A †	16,318	297,640
		1,370,861

Software : 2.69%
Dell Technologies Incorporated Class V †	4,101	275,218
Symantec Corporation	20,875	660,276
		935,494

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name			Shares	Value
Materials : 0.79%
Metals & Mining : 0.79%
Compass Minerals International Incorporated			4,146	$273,636

Real Estate : 2.59%
Equity REITs : 2.59%
Apple Hospitality REIT Incorporated			25,360	474,993
Equity Commonwealth †			11,457	366,509
Outfront Media Incorporated			2,272	59,436
				900,938

Telecommunication Services : 1.90%
Diversified Telecommunication Services : 1.90%
Verizon Communications Incorporated			14,330	657,890

Utilities : 7.73%
Electric Utilities : 7.73%
American Electric Power Company Incorporated			1,413	95,844
Exelon Corporation			23,209	803,728
Hawaiian Electric Industries Incorporated			23,066	773,172
Pinnacle West Capital Corporation			4,568	388,691
PPL Corporation			11,478	437,427
Xcel Energy Incorporated			4,132	186,147
				2,685,009

Total Common Stocks (Cost $31,439,881)				33,603,629

		Yield
Short-Term Investments : 2.98%
Investment Companies : 2.98%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.68%	1,033,091	1,033,091

Total Short-Term Investments (Cost $1,033,091)				1,033,091

Total investments in securities (Cost $32,472,972)*	99.72%			34,636,720
Other assets and liabilities, net	0.28			98,416

Total net assets	100.00%			$34,735,136

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $32,473,124 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,518,520
Gross unrealized losses	(354,924)

Net unrealized gains	$2,163,596

Abbreviations:

plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$3,019,333	$0	$0	$3,019,333
Consumer staples	9,796,511	0	0	9,796,511
Financials	5,732,032	0	0	5,732,032
Health care	4,418,733	0	0	4,418,733

Industrials	3,199,922	0	0	3,199,922
Information technology	2,919,625	0	0	2,919,625
Materials	273,636	0	0	273,636
Real estate	900,938	0	0	900,938
Telecommunication services	657,890	0	0	657,890
Utilities	2,685,009	0	0	2,685,009
Short-term investments
Investment companies	1,033,091	0	0	1,033,091

Total assets	$34,636,720	$0	$0	$34,636,720

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.75%
Consumer Discretionary : 22.41%
Diversified Consumer Services : 1.65%
Bright Horizons Family Solutions Incorporated †	150,500	$11,456,060
DeVry Incorporated	10,400	395,071
		11,851,131

Hotels, Restaurants & Leisure : 6.74%
Royal Caribbean Cruises Limited	77,000	8,208,200
Six Flags Entertainment Corporation	149,800	9,378,978
Starbucks Corporation	258,700	15,537,522
Vail Resorts Incorporated	53,202	10,515,907
Wingstop Incorporated «	168,145	4,948,507
		48,589,114

Internet & Direct Marketing Retail : 6.09%
Amazon.com Incorporated †	41,700	38,572,083
Ctrip.com International Limited ADR †	105,500	5,328,805
		43,900,888

Media : 2.81%
Charter Communications Incorporated Class A †	27,100	9,353,836
Cinemark Holdings Incorporated	252,956	10,927,699
		20,281,535

Specialty Retail : 5.12%
The Home Depot Incorporated	152,200	23,758,420
The TJX Companies Incorporated	167,100	13,140,744
		36,899,164

Consumer Staples : 0.87%
Beverages : 0.87%
Monster Beverage Corporation †	139,100	6,312,358

Energy : 0.83%
Oil, Gas & Consumable Fuels : 0.83%
Pioneer Natural Resources Company	34,500	5,968,155

Financials : 5.23%
Capital Markets : 2.90%
Intercontinental Exchange Incorporated	185,000	11,137,000
Raymond James Financial Incorporated	102,102	7,608,641
SEI Investments Company	42,945	2,177,741
		20,923,382

Consumer Finance : 1.48%
SLM Corporation †	851,200	10,674,048

Thrifts & Mortgage Finance : 0.85%
Radian Group Incorporated	363,100	6,129,128

Health Care : 13.23%
Biotechnology : 4.10%
Bioverativ Incorporated †	140,000	8,233,400
Celgene Corporation †	128,175	15,900,109

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Omega Growth Fund

Security name	Shares	Value
Biotechnology (continued)
Gilead Sciences Incorporated	53,400	$3,660,570
Incyte Corporation †	14,000	1,739,920
		29,533,999

Health Care Equipment & Supplies : 3.52%
Baxter International Incorporated	164,800	9,176,064
Edwards Lifesciences Corporation †	66,000	7,238,220
Intuitive Surgical Incorporated †	10,692	8,937,122
		25,351,406

Health Care Providers & Services : 5.61%
Amedisys Incorporated †	157,089	8,514,224
Tivity Health Incorporated †	187,200	6,289,920
UnitedHealth Group Incorporated	146,700	25,654,896
		40,459,040

Industrials : 11.06%
Aerospace & Defense : 1.19%
Orbital ATK Incorporated	86,700	8,583,300

Airlines : 1.56%
Spirit Airlines Incorporated †	196,200	11,236,374

Building Products : 0.80%
Johnson Controls International plc	139,358	5,793,112

Commercial Services & Supplies : 3.07%
Waste Connections Incorporated	240,615	22,141,392

Electrical Equipment : 0.69%
Acuity Brands Incorporated	28,400	5,001,240

Industrial Conglomerates : 1.03%
Carlisle Companies Incorporated	73,300	7,431,887

Professional Services : 1.57%
TransUnion †	281,635	11,273,849

Trading Companies & Distributors : 1.15%
HD Supply Holdings Incorporated †	204,977	8,260,573

Information Technology : 40.86%
Communications Equipment : 0.73%
Harris Corporation	46,700	5,225,263

Internet Software & Services : 12.91%
Alphabet Incorporated Class A †	29,700	27,458,244
Alphabet Incorporated Class C †	20,385	18,467,995
CoStar Group Incorporated †	33,500	8,069,815
Facebook Incorporated Class A †	150,400	22,597,600
MercadoLibre Incorporated	25,700	5,882,987
Tencent Holdings Limited ADR	337,700	10,586,895
		93,063,536

IT Services : 11.75%
Acxiom Corporation †	326,983	9,449,809
EPAM Systems Incorporated †	117,741	9,066,057
Fidelity National Information Services Incorporated	93,100	7,838,089
PayPal Holdings Incorporated †	301,200	14,373,264
Total System Services Incorporated	157,500	9,026,325
Visa Incorporated Class A	281,804	25,706,161

2

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name			Shares	Value
IT Services (continued)
WEX Incorporated †			91,395	$9,272,937
				84,732,642

Semiconductors & Semiconductor Equipment : 2.98%
Broadcom Limited			44,800	9,892,288
Teradyne Incorporated			327,900	11,565,033
				21,457,321

Software : 11.08%
Activision Blizzard Incorporated			251,000	13,114,750
Microsoft Corporation			315,700	21,612,822
Nintendo Company Limited «			258,538	8,190,484
Salesforce.com Incorporated †			161,500	13,908,380
ServiceNow Incorporated †			69,000	6,519,120
Take-Two Interactive Software Incorporated †			175,600	11,036,460
Ultimate Software Group Incorporated †			27,000	5,472,090
				79,854,106

Technology Hardware, Storage & Peripherals : 1.41%
NCR Corporation †			246,600	10,172,250

Materials : 4.42%
Chemicals : 1.72%
The Sherwin-Williams Company			37,100	12,416,628

Construction Materials : 1.22%
Vulcan Materials Company			72,600	8,775,888

Containers & Packaging : 1.48%
Berry Plastics Group Incorporated †			212,900	10,645,000

Real Estate : 0.84%
Equity REITs : 0.84%
SBA Communications Corporation †			48,200	6,096,816

Total Common Stocks (Cost $533,652,362)				719,034,525

		Yield
Short-Term Investments : 1.73%
Investment Companies : 1.73%
Securities Lending Cash Investment LLC (l)(r)(u)		1.03%	11,589,133	11,590,292
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.68	880,647	880,647
Total Short-Term Investments (Cost $12,470,937)				12,470,939

Total investments in securities (Cost $546,123,299)*	101.48%			731,505,464
Other assets and liabilities, net	(1.48)			(10,673,848)

Total net assets	100.00%			$720,831,616

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Omega Growth Fund

*	Cost for federal income tax purposes is $546,024,020 and unrealized gains (losses) consists of:

Gross unrealized gains	$188,326,370
Gross unrealized losses	(2,844,926)

Net unrealized gains	$185,481,444

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$161,521,832	$0	$0	$161,521,832
Consumer staples	6,312,358	0	0	6,312,358
Energy	5,968,155	0	0	5,968,155
Financials	37,726,558	0	0	37,726,558
Health care	95,344,445	0	0	95,344,445
Industrials	79,721,727	0	0	79,721,727
Information technology	294,505,118	0	0	294,505,118
Materials	31,837,516	0	0	31,837,516
Real estate	6,096,816	0	0	6,096,816
Short-term investments
Investment companies	880,647	0	0	880,647
Investments measured at net asset value*				11,590,292

Total assets	$719,915,172	$0	$0	$731,505,464

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,590,292 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 100.25%
Consumer Discretionary : 16.98%
Hotels, Restaurants & Leisure : 1.84%
Royal Caribbean Cruises Limited	130,420	$13,902,772
Starbucks Corporation	514,360	30,892,462
		44,795,234

Internet & Direct Marketing Retail : 6.43%
Amazon.com Incorporated †	160,070	148,063,149
Netflix Incorporated †	55,900	8,507,980
		156,571,129

Leisure Products : 0.48%
The Brunswick Corporation	207,900	11,798,325

Media : 1.05%
Live Nation Incorporated †	617,140	19,847,222
The Walt Disney Company	49,520	5,724,512
		25,571,734

Multiline Retail : 1.70%
Dollar Tree Incorporated †	499,600	41,351,892

Specialty Retail : 5.48%
Burlington Stores Incorporated †	324,400	32,089,648
O’Reilly Automotive Incorporated †	65,510	16,256,307
The Home Depot Incorporated	396,080	61,828,088
The TJX Companies Incorporated	139,400	10,962,416
ULTA Salon Cosmetics & Fragrance Incorporated †	44,200	12,439,648
		133,576,107

Consumer Staples : 3.49%
Beverages : 1.78%
Constellation Brands Incorporated Class A	197,690	34,109,433
The Coca-Cola Company	215,040	9,278,976
		43,388,409

Food & Staples Retailing : 0.86%
Costco Wholesale Corporation	117,840	20,918,957

Household Products : 0.11%
Colgate-Palmolive Company	36,830	2,653,233

Personal Products : 0.74%
The Estee Lauder Companies Incorporated Class A	208,620	18,179,147

Energy : 1.89%
Energy Equipment & Services : 0.40%
Schlumberger Limited	135,130	9,809,087

Oil, Gas & Consumable Fuels : 1.49%
Concho Resources Incorporated †	183,690	23,266,175
EOG Resources Incorporated	138,980	12,855,650
		36,121,825

1

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name	Shares	Value
Financials : 4.67%
Capital Markets : 4.67%
CME Group Incorporated	256,400	$29,791,116
Goldman Sachs Group Incorporated	113,430	25,385,634
MarketAxess Holdings Incorporated	65,700	12,648,564
Morgan Stanley	615,610	26,699,006
TD Ameritrade Holding Corporation	502,800	19,242,156
		113,766,476

Health Care : 15.84%
Biotechnology : 7.09%
Alexion Pharmaceuticals Incorporated †	39,464	5,042,710
BioMarin Pharmaceutical Incorporated †	291,370	27,924,901
Celgene Corporation †	492,608	61,108,022
Incyte Corporation †	125,120	15,549,914
Neurocrine Biosciences Incorporated †	174,200	9,302,280
Regeneron Pharmaceuticals Incorporated †	38,960	15,135,570
Tesaro Incorporated †«	57,310	8,458,383
Vertex Pharmaceuticals Incorporated †	254,620	30,121,546
		172,643,326

Health Care Equipment & Supplies : 3.92%
Boston Scientific Corporation †	868,840	22,919,999
Danaher Corporation	223,050	18,586,757
Edwards Lifesciences Corporation †	245,520	26,926,178
Intuitive Surgical Incorporated †	13,030	10,891,386
West Pharmaceutical Services Incorporated	175,670	16,166,910
		95,491,230

Health Care Providers & Services : 1.78%
Acadia Healthcare Company Incorporated †«	997,770	43,482,817

Health Care Technology : 0.28%
Veeva Systems Incorporated Class A †	127,220	6,821,536

Life Sciences Tools & Services : 1.14%
Agilent Technologies Incorporated	212,870	11,718,494
PRA Health Sciences Incorporated †	252,220	16,131,991
		27,850,485

Pharmaceuticals : 1.63%
Zoetis Incorporated	706,198	39,624,770

Industrials : 10.74%
Aerospace & Defense : 0.25%
The Boeing Company	32,980	6,095,693

Air Freight & Logistics : 1.20%
FedEx Corporation	153,430	29,105,671

Commercial Services & Supplies : 2.78%
KAR Auction Services Incorporated	913,509	39,847,263
Waste Connections Incorporated	303,690	27,945,554
		67,792,817

Industrial Conglomerates : 1.44%
Honeywell International Incorporated	267,490	35,078,639

Machinery : 0.64%
Fortive Corporation	244,465	15,464,856

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2017 (unaudited)

Security name	Shares	Value
Professional Services : 0.62%
IHS Markit Limited †	349,340	$15,161,356

Road & Rail : 3.81%
CSX Corporation	232,500	11,820,300
Norfolk Southern Corporation	190,120	22,337,199
Union Pacific Corporation	524,240	58,693,910
		92,851,409

Information Technology : 42.23%
Internet Software & Services : 15.02%
Alphabet Incorporated Class A †	142,350	131,605,422
Alphabet Incorporated Class C †	29,518	26,742,127
CoStar Group Incorporated †	73,210	17,635,557
eBay Incorporated †	867,970	28,998,878
Facebook Incorporated Class A †	1,011,500	151,977,875
MercadoLibre Incorporated	38,910	8,906,888
		365,866,747

IT Services : 8.14%
Accenture plc Class A	57,080	6,923,804
Global Payments Incorporated	73,640	6,020,806
MasterCard Incorporated Class A	420,900	48,959,088
PayPal Holdings Incorporated †	895,510	42,733,737
Square Incorporated Class A †	1,031,450	18,813,648
Visa Incorporated Class A	820,450	74,841,449
		198,292,532

Semiconductors & Semiconductor Equipment : 5.90%
Broadcom Limited	131,553	29,048,218
Microchip Technology Incorporated «	860,810	65,060,020
NXP Semiconductors NV †	28,790	3,044,543
Texas Instruments Incorporated	587,110	46,487,370
		143,640,151

Software : 10.97%
Adobe Systems Incorporated †	279,809	37,421,656
CDK Global Incorporated	148,670	9,665,037
Microsoft Corporation	1,365,310	93,469,123
Salesforce.com Incorporated †	401,390	34,567,707
ServiceNow Incorporated †	334,240	31,578,995
Splunk Incorporated †	468,385	30,121,839
Ultimate Software Group Incorporated †	149,902	30,380,638
		267,204,995

Technology Hardware, Storage & Peripherals : 2.20%
Apple Incorporated	374,120	53,742,338

Materials : 3.53%
Chemicals : 3.53%
Ecolab Incorporated	338,240	43,663,402
Praxair Incorporated	339,180	42,390,716
		86,054,118

3

Portfolio of investments — April 30, 2017 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name		Yield	Shares	Value
Real Estate : 0.88%
Equity REITs : 0.88%
American Tower Corporation			171,130	$21,552,110

Total Common Stocks (Cost $1,474,703,188)				2,442,319,151

Short-Term Investments : 3.61%
Investment Companies : 3.61%
Securities Lending Cash Investment LLC (l)(r)(u)		1.03%	78,956,814	78,964,709
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.68	8,964,767	8,964,767
Total Short-Term Investments (Cost $87,927,762)				87,929,476

Total investments in securities (Cost $1,562,630,950)*	103.86%			2,530,248,627
Other assets and liabilities, net	(3.86)			(94,054,384)

Total net assets	100.00%			$2,436,194,243

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,565,611,995 and unrealized gains (losses) consists of:

Gross unrealized gains	$973,001,629
Gross unrealized losses	(8,364,997)

Net unrealized gains	$964,636,632

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$413,664,421	$0	$0	$413,664,421
Consumer staples	85,139,746	0	0	85,139,746
Energy	45,930, 912	0	0	45,930,912
Financials	113,766,476	0	0	113,766,476
Health care	385,914,164	0	0	385,914,164
Industrials	261,550,441	0	0	261,550,441
Information technology	1,028,746,763	0	0	1,028,746,763
Materials	86,054,118	0	0	86,054,118
Real estate	21,552,110	0	0	21,552,110
Short-term investments
Investment companies	8,964,767	0	0	8,964,767
Investments measured at net asset value*				78,964,709

Total assets	$2,451,283,918	$0	$0	$2,530,248,627

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $78,964,709 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	June 23, 2017

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	June 23, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	June 23, 2017